UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22245

First Trust Exchange-Traded Fund III
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 765-8000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

First Trust Exchange-Traded Fund III
First Trust Preferred Securities and Income ETF (FPE)

Semi-Annual Report
For the Six Months Ended
April 30, 2019

First Trust Preferred Securities and Income ETF (FPE)
Semi-Annual Report
April 30, 2019
Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and/or Stonebridge Advisors LLC (“Stonebridge” or the “Sub-Advisor”) and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund III (the “Trust”) described in this report (First Trust Preferred Securities and Income ETF; hereinafter referred to as the “Fund”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on the Fund’s web page at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund’s performance and investment approach.
The statistical information that follows may help you understand the Fund’s performance compared to that of relevant market benchmarks.
It is important to keep in mind that the opinions expressed by personnel of the Advisor and/or Sub-Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.

Shareholder Letter
First Trust Preferred Securities and Income ETF (FPE)
Semi-Annual Letter from the Chairman and CEO
April 30, 2019
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for the First Trust Preferred Securities and Income ETF (the “Fund”), which contains detailed information about the Fund for the six months ended April 30, 2019. We encourage you to read this report carefully and discuss it with your financial advisor.
If you were thinking (and acting) like a long-term investor over the last six months, you were rewarded for your perseverance. As 2018 came to a close, the “six weeks of madness” sent markets into negative territory for the year, then rallied back in the first quarter of 2019 like a mirror image of the fourth quarter of 2018. Global investors saw the worst quarter since 2011 and the best quarter since 2012, as measured by the MSCI All Country World Index. Similarly, U.S. markets reversed their course, and the S&P 500® Index, the Dow Jones Industrial Average and the Nasdaq Composite Index returned 13.65%, 11.81% and 16.81%, respectively, for the first quarter of 2019.
By the close on April 30, 2019, U.S. equity markets continued their climb higher as the S&P 500® Index was up 18.25%, giving it the best four-month start in the last 30 years. The Federal Reserve provided momentum to the markets by indicating no new rate hikes for the remainder of 2019 and bond markets gained steam as reflected by the Bloomberg Barclays U.S. Aggregate Bond Index, returning 2.94% for the first quarter of 2019 compared to 1.64% for the fourth quarter of 2018.
Key economic indicators suggest a healthy outlook. The U.S. inflation rate hovers near 2% as it has, on average, for the last decade; a higher than expected U.S. gross domestic product growth rate of 3.2% was reported for March; and the U.S. unemployment rate of 3.6% for April is at the lowest level since December of 1969.
Having a long-term perspective when it comes to investing and looking for opportunities when they arise is a drum worth beating, as no one can predict the inevitable ups and downs that occur in the market. We continue to believe that you should invest for the long term and be prepared for market movements, which can happen at any time. You can do this by keeping current on your portfolio and speaking regularly with your investment professional. Markets go up and they also go down, but savvy investors are prepared for either through careful attention to investment goals.
Thank you for giving First Trust the opportunity to be a part of your financial plan. We value our relationship with you and will report on the Fund again in six months.
Sincerely,
James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

Fund Performance Overview (Unaudited)
First Trust Preferred Securities and Income ETF (FPE)
First Trust Preferred Securities and Income ETF’s (the “Fund”) investment objective is to seek total return and to provide current income. Under normal market conditions, the Fund invests at least 80% of its net assets (including investment borrowings) in preferred securities (“Preferred Securities”) and income-producing debt securities (“Income Securities”). The Fund invests in securities that are traded over-the-counter or listed on an exchange. For purposes of the 80% test set forth above, securities of open-end funds, closed-end funds or other exchange-traded funds (“ETFs”) registered under the Investment Company Act of 1940, as amended, that invest primarily in Preferred Securities or Income Securities are deemed to be Preferred Securities or Income Securities.
Preferred Securities held by the Fund generally pay fixed or adjustable-rate distributions to investors and have preference over common stock in the payment of distributions and the liquidation of a company’s assets, but are generally junior to all forms of the company’s debt, including both senior and subordinated debt. Certain of the Preferred Securities may be issued by trusts or other special purpose entities created by companies specifically for the purpose of issuing such securities. Income Securities that may be held by the Fund include corporate bonds, high yield securities (commonly referred to as “junk” bonds) and convertible securities. The broad category of corporate debt securities includes debt issued by U.S. and non-U.S. companies of all kinds, including those with small, mid and large capitalizations. Corporate debt may carry fixed or floating rates of interest.
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 4/30/19	1 Year Ended 4/30/19	5 Years Ended 4/30/19	Inception (2/11/13) to 4/30/19	5 Years Ended 4/30/19	Inception (2/11/13) to 4/30/19
Fund Performance
NAV	5.65%	5.10%	6.23%	5.12%	35.25%	36.38%
Market Price	5.81%	5.05%	6.21%	5.13%	35.14%	36.42%
Index Performance
ICE BofAML Fixed Rate Preferred Securities Index	6.62%	6.87%	6.13%	5.59%	34.62%	40.24%
ICE BofAML U.S. Capital Securities Index	6.44%	6.11%	4.58%	5.26%	25.11%	37.51%
Blended Index(1)	6.54%	6.51%	5.36%	5.44%	29.85%	38.99%
Total returns for the period since inception are calculated from the inception date of the Fund. “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.
The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future performance.

(1)	The Blended Index consists of a 50/50 blend of the ICE BofAML Fixed Rate Preferred Securities Index and the ICE BofAML U.S. Capital Securities Index. The Blended Index reflects the diverse allocation of institutional preferred and hybrid securities in the Fund’s portfolio. The indexes do not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the performance shown. Indexes are unmanaged and an investor cannot invest directly in an index.

Fund Performance Overview (Unaudited) (Continued)
First Trust Preferred Securities and Income ETF (FPE)
Sector Allocation	% of Total Investments
Financials	71.9%
Utilities	8.5
Energy	5.4
Consumer Staples	3.5
Communication Services	3.5
Real Estate	3.0
Materials	1.9
Industrials	1.4
Consumer Discretionary	0.9
Total	100.0%

Credit Rating(2)	% of Total Investments
A	0.1%
A-	3.2
BBB+	8.1
BBB	14.4
BBB-	26.5
BB+	27.7
BB	9.2
BB-	2.2
B+	3.8
B	0.1
Not Rated	4.7
Total	100.0%

Country Allocation	% of Total Investments
United States	47.3%
United Kingdom	11.4
France	7.3
Canada	5.7
Italy	5.3
Netherlands	4.3
Australia	4.1
Switzerland	3.7
Bermuda	3.1
Japan	2.5
Finland	1.3
Spain	1.3
Denmark	0.9
Cayman Islands	0.7
Mexico	0.5
Sweden	0.4
Norway	0.1
Jersey	0.1
Total	100.0%
Top Ten Holdings	% of Total Investments
Enel S.p.A.	2.0%
Emera, Inc., Series 16-A	1.9
Barclays PLC	1.6
GMAC Capital Trust I, Series 2	1.6
BHP Billiton Finance USA Ltd.	1.6
Credit Agricole S.A.	1.5
Royal Bank of Scotland Group PLC	1.4
Catlin Insurance Co., Ltd.	1.4
Royal Bank of Scotland Group PLC	1.4
Lloyds Banking Group PLC	1.3
Total	15.7%

(2)	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including Standard & Poor’s Ratings Group, a division of the McGraw Hill Companies, Inc., Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Fund Performance Overview (Unaudited) (Continued)
First Trust Preferred Securities and Income ETF (FPE)

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.

Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through April 30, 2019
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period November 1, 2013 through April 30, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
11/1/13 – 10/31/14	140	2	0	0
11/1/14 – 10/31/15	214	16	0	0
11/1/15 – 10/31/16	212	13	0	0
11/1/16 – 10/31/17	232	1	0	0
11/1/17 – 10/31/18	174	0	0	0
11/1/18 – 4/30/19	69	0	0	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
11/1/13 – 10/31/14	101	9	0	0
11/1/14 – 10/31/15	21	0	0	0
11/1/15 – 10/31/16	26	1	0	0
11/1/16 – 10/31/17	19	0	0	0
11/1/17 – 10/31/18	78	0	0	0
11/1/18 – 4/30/19	52	1	0	0

(3)	The Blended Index consists of a 50/50 blend of the ICE BofAML Fixed Rate Preferred Securities Index and the ICE BofAML U.S. Capital Securities Index. The Blended Index reflects the diverse allocation of institutional preferred and hybrid securities in the Fund’s portfolio. The indexes do not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the performance shown. Indexes are unmanaged and an investor cannot invest directly in an index.

Portfolio Management
First Trust Preferred Securities and Income ETF (FPE)
Semi-Annual Report
April 30, 2019 (Unaudited)
Advisor
First Trust Advisors L.P. (“First Trust” or the “Advisor”) serves as the investment advisor to the First Trust Preferred Securities and Income ETF (the “Fund”). First Trust is responsible for the ongoing monitoring of the Fund’s investment portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Sub-Advisor
Stonebridge Advisors LLC
Stonebridge Advisors LLC (“Stonebridge” or the “Sub-Advisor”) is the sub-advisor to the Fund and is a registered investment advisor based in Wilton, Connecticut. Stonebridge specializes in the management of preferred and hybrid securities.
Stonebridge Advisors LLC Portfolio Management Team
Scott T. Fleming - Chief Executive Officer and President
Robert Wolf - Chief Investment Officer, Senior Vice President and Senior Portfolio Manager

First Trust Preferred Securities and Income ETF (FPE)
Understanding Your Fund Expenses
April 30, 2019 (Unaudited)
As a shareholder of the First Trust Preferred Securities and Income ETF (the “Fund”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2019.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (a)
First Trust Preferred Securities and Income ETF (FPE)
Actual	$1,000.00	$1,056.50	0.85%	$4.33
Hypothetical (5% return before expenses)	$1,000.00	$1,020.58	0.85%	$4.26

(a)	Expenses are equal to the annualized expense ratios as indicated in the table multiplied by the average account value over the period (November 1, 2018 through April 30, 2019), multiplied by 181/365 (to reflect the six-month period).

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments
April 30, 2019 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES – 27.6%
	Banks – 6.5%
310,492	Banc of California, Inc., Series E	7.00%	(a)	$8,134,890
315,585	Banco Santander S.A., Series 6, 3 Mo. LIBOR + 0.52% (b)	4.00%	(a)	7,334,195
281,475	Bank of America Corp., Series CC	6.20%	(a)	7,397,163
265,073	Bank of America Corp., Series HH	5.88%	(a)	6,955,516
739,590	Citigroup Capital XIII, 3 Mo. LIBOR + 6.37% (b)	8.95%	10/30/40	20,020,701
218,958	Citigroup, Inc., Series K (c)	6.88%	(a)	6,069,516
123,299	Fifth Third Bancorp, Series I (c)	6.63%	(a)	3,542,380
94,170	FNB Corp. (c)	7.25%	(a)	2,665,011
2,116,679	GMAC Capital Trust I, Series 2, 3 Mo. LIBOR + 5.79% (b)	8.47%	02/15/40	55,668,658
830,252	Huntington Bancshares, Inc., Series D	6.25%	(a)	21,603,157
250,721	ING Groep N.V.	6.13%	(a)	6,408,429
1,035	JPMorgan Chase & Co., Series DD	5.75%	(a)	27,438
94,005	KeyCorp, Series E (c)	6.13%	(a)	2,565,396
50,000	KeyCorp, Series G	5.63%	(a)	1,250,000
741,900	MB Financial, Inc., Series C	6.00%	(a)	18,881,355
795,472	People’s United Financial, Inc., Series A (c)	5.63%	(a)	20,523,178
440,507	Regions Financial Corp., Series A	6.38%	(a)	11,285,789
214,461	Synovus Financial Corp., Series D (c)	6.30%	(a)	5,745,410
139,973	Valley National Bancorp, Series A (c)	6.25%	(a)	3,889,850
129,041	Valley National Bancorp, Series B (c)	5.50%	(a)	3,267,318
197,380	Wells Fargo & Co., Series V	6.00%	(a)	5,198,989
53,560	Western Allliance Bancorp	6.25%	07/01/56	1,413,984
380,456	Wintrust Financial Corp., Series D (c)	6.50%	(a)	10,622,332
				230,470,655
	Capital Markets – 3.6%
199,483	Affiliated Managers Group, Inc.	5.88%	03/30/59	5,048,915
309,552	Apollo Global Management, LLC, Series B	6.38%	(a)	7,782,137
740,619	Apollo Investment Corp.	6.88%	07/15/43	19,456,061
132,629	Ares Management Corp., Series A	7.00%	(a)	3,477,532
679,710	Goldman Sachs Group (The), Inc., Series K (c)	6.38%	(a)	18,331,779
416,052	Morgan Stanley, Series E (c)	7.13%	(a)	11,545,443
1,365,531	Morgan Stanley, Series F (c)	6.88%	(a)	37,634,034
183,500	Oaktree Capital Group LLC, Series A	6.63%	(a)	4,651,725
170,484	Oaktree Capital Group LLC, Series B	6.55%	(a)	4,294,492
446,502	State Street Corp., Series G (c)	5.35%	(a)	11,484,032
114,443	Stifel Financial Corp., Series A	6.25%	(a)	3,044,184
				126,750,334
	Consumer Finance – 0.1%
65,320	Capital One Financial Corp., Series D	6.70%	(a)	1,685,909
88,110	Capital One Financial Corp., Series F	6.20%	(a)	2,293,503
				3,979,412
	Diversified Financial Services – 0.4%
607,794	National Rural Utilities Cooperative Finance Corp.	5.50%	05/15/64	15,267,785
	Diversified Telecommunication Services – 1.3%
900,167	Qwest Corp.	6.88%	10/01/54	23,017,270
282,213	Qwest Corp.	6.50%	09/01/56	6,510,654
660,700	Qwest Corp.	6.75%	06/15/57	15,903,049
				45,430,973
	Electric Utilities – 0.6%
216,681	NextEra Energy Capital Holdings, Inc., Series N	5.65%	03/01/79	5,568,702
193,308	PPL Capital Funding, Inc., Series B	5.90%	04/30/73	4,919,688
See Notes to Financial Statements

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Electric Utilities (Continued)
258,022	SCE Trust V, Series K (c)	5.45%	(a)	$6,058,356
97,059	Southern (The) Co.	6.25%	10/15/75	2,533,240
75,140	Southern (The) Co.	5.25%	12/01/77	1,891,274
				20,971,260
	Equity Real Estate Investment Trusts – 3.0%
432,570	American Homes 4 Rent, Series D	6.50%	(a)	11,441,476
845,723	American Homes 4 Rent, Series E	6.35%	(a)	22,327,087
341,661	Colony Capital, Inc., Series E	8.75%	(a)	8,551,775
37,623	Colony Capital, Inc., Series I	7.15%	(a)	767,509
523,034	Colony Capital, Inc., Series J	7.13%	(a)	10,601,899
370,031	Digital Realty Trust, Inc., Series K	5.85%	(a)	9,443,191
238,994	Farmland Partners, Inc., Series B, steps up 10/01/24 to 10.00% (d)	6.00%	(a)	5,683,277
255,445	Global Net Lease, Inc., Series A	7.25%	(a)	6,539,392
6,824	Taubman Centers, Inc., Series J	6.50%	(a)	174,899
79,885	Urstadt Biddle Properties, Inc., Series H	6.25%	(a)	2,084,999
1,125,469	VEREIT, Inc., Series F	6.70%	(a)	28,260,527
				105,876,031
	Food Products – 1.1%
611,970	CHS, Inc., Series 2 (c)	7.10%	(a)	16,064,212
654,630	CHS, Inc., Series 3 (c)	6.75%	(a)	17,020,380
279,467	CHS, Inc., Series 4	7.50%	(a)	7,699,316
				40,783,908
	Insurance – 4.5%
442,503	Aegon N.V.	6.38%	(a)	11,350,202
211,856	AmTrust Financial Services, Inc.	7.25%	06/15/55	3,876,965
250,540	AmTrust Financial Services, Inc.	7.50%	09/15/55	4,680,087
53,785	Aspen Insurance Holdings Ltd.	5.63%	(a)	1,338,709
907,650	Aspen Insurance Holdings Ltd. (c)	5.95%	(a)	23,943,807
105,879	Assured Guaranty Municipal Holdings, Inc.	6.25%	11/01/02	2,760,265
28,484	Berkley (WR) Corp.	5.75%	06/01/56	718,651
532,137	Delphi Financial Group, Inc., 3 Mo. LIBOR + 3.19% (b)	5.87%	05/15/37	12,106,117
1,048,282	Enstar Group Ltd., Series D (c)	7.00%	(a)	27,098,090
520,459	Global Indemnity Ltd.	7.75%	08/15/45	13,079,135
437,566	Global Indemnity Ltd.	7.88%	04/15/47	11,201,690
316,244	National General Holdings Corp.	7.63%	09/15/55	8,143,283
122,773	National General Holdings Corp., Series C	7.50%	(a)	2,853,244
320,197	PartnerRe Ltd., Series H	7.25%	(a)	8,555,664
165,198	Phoenix Cos., Inc.	7.45%	01/15/32	2,707,595
956,465	Reinsurance Group of America, Inc. (c)	5.75%	06/15/56	25,853,249
				160,266,753
	Internet & Direct Marketing Retail – 0.1%
182,085	eBay, Inc.	6.00%	02/01/56	4,723,285
	Mortgage Real Estate Investment Trusts – 1.6%
292,932	AGNC Investment Corp., Series C (c)	7.00%	(a)	7,586,939
250,000	AGNC Investment Corp., Series D (c)	6.88%	(a)	6,292,500
433,871	Annaly Capital Management, Inc., Series F (c)	6.95%	(a)	11,124,452
174,813	Invesco Mortgage Capital, Inc., Series B (c)	7.75%	(a)	4,641,285
179,150	Invesco Mortgage Capital, Inc., Series C (c)	7.50%	(a)	4,543,244
310,858	MFA Financial, Inc.	8.00%	04/15/42	8,076,091
289,796	Two Harbors Investment Corp., Series B (c)	7.63%	(a)	7,268,084

See Notes to Financial Statements

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Mortgage Real Estate Investment Trusts (Continued)
264,326	Two Harbors Investment Corp., Series C (c)	7.25%	(a)	$6,534,139
				56,066,734
	Multi-Utilities – 1.7%
383,318	Algonquin Power & Utilities Corp. (c)	6.88%	10/17/78	10,265,256
158,988	CMS Energy Corp.	5.88%	10/15/78	4,222,721
220,187	CMS Energy Corp.	5.88%	03/01/79	5,757,890
781,853	Integrys Holding, Inc. (c)	6.00%	08/01/73	20,367,271
501,117	Just Energy Group, Inc., Series A (c)	8.50%	(a)	10,934,373
336,000	NiSource, Inc., Series B (c)	6.50%	(a)	8,863,680
				60,411,191
	Oil, Gas & Consumable Fuels – 1.1%
456,467	Enbridge, Inc., Series B (c)	6.38%	04/15/78	12,064,423
14,073	Energy Transfer Operating L.P., Series C (c)	7.38%	(a)	345,211
58,905	Energy Transfer Operating L.P., Series D (c)	7.63%	(a)	1,462,022
513,309	Energy Transfer Operating L.P., Series E (c)	7.60%	(a)	12,765,995
531,201	NuStar Logistics, L.P., 3 Mo. LIBOR + 6.73% (b)	9.31%	01/15/43	13,423,449
				40,061,100
	Thrifts & Mortgage Finance – 0.7%
915,543	New York Community Bancorp, Inc., Series A (c)	6.38%	(a)	24,307,667
	Trading Companies & Distributors – 0.5%
702,231	Air Lease Corp., Series A (c)	6.15%	(a)	18,433,564
	Wireless Telecommunication Services – 0.8%
257,734	United States Cellular Corp.	7.25%	12/01/63	6,780,982
877,964	United States Cellular Corp.	7.25%	12/01/64	23,213,368
				29,994,350
	Total $25 Par Preferred Securities			983,795,002
	(Cost $984,472,000)
$100 PAR PREFERRED SECURITIES – 1.4%
	Banks – 0.7%
67,820	AgriBank FCB (c) (e)	6.88%	(a)	7,256,740
50,200	CoBank ACB, Series F (c) (e)	6.25%	(a)	5,214,525
19,974	CoBank ACB, Series G (e)	6.13%	(a)	2,057,322
24,511	CoBank ACB, Series H (c) (e)	6.20%	(a)	2,534,437
91,315	Farm Credit Bank of Texas (c) (f)	6.75%	(a)	9,679,390
				26,742,414
	Consumer Finance – 0.7%
357,119	SLM Corp., Series B, 3 Mo. LIBOR + 1.70% (b)	4.31%	(a)	23,584,139
	Total $100 Par Preferred Securities			50,326,553
	(Cost $47,509,338)
$1,000 PAR PREFERRED SECURITIES – 1.8%
	Banks – 1.4%
39,800	Farm Credit Bank of Texas, Series 1 (e)	10.00%	(a)	44,974,000
4,556	Sovereign Real Estate Investment Trust (f)	12.00%	(a)	4,944,240
				49,918,240
	Diversified Financial Services – 0.1%
4,500	Compeer Financial ACA (c) (f)	6.75%	(a)	4,741,875
See Notes to Financial Statements

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$1,000 PAR PREFERRED SECURITIES (Continued)
	Oil, Gas & Consumable Fuels – 0.3%
10,000	Kinder Morgan GP, Inc., 3 Mo. LIBOR + 3.90% (b) (f)	6.58%	08/18/57	$9,229,170
	Total $1,000 Par Preferred Securities			63,889,285
	(Cost $67,263,910)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES – 68.0%
	Automobiles – 0.7%
$4,300,000	General Motors Financial Co., Inc., Series A (c)	5.75%	(a)	4,027,874
22,000,000	General Motors Financial Co., Inc., Series B (c)	6.50%	(a)	21,322,730
				25,350,604
	Banks – 36.2%
31,464,000	Australia & New Zealand Banking Group Ltd. (c) (g) (h)	6.75%	(a)	34,126,641
9,000,000	Banco Bilbao Vizcaya Argentaria S.A. (c) (h)	6.13%	(a)	8,209,260
8,500,000	Banco Mercantil del Norte S.A. (c) (g) (h)	7.63%	(a)	8,865,500
10,600,000	Banco Mercantil del Norte S.A. (c) (g) (h)	5.75%	10/04/31	10,425,100
12,400,000	Banco Santander S.A. (c) (h)	6.38%	(a)	12,423,560
16,000,000	Banco Santander S.A. (c) (h)	7.50%	(a)	16,739,440
9,528,000	Bank of America Corp., Series X (c)	6.25%	(a)	10,272,518
5,212,000	Bank of America Corp., Series Z (c)	6.50%	(a)	5,727,154
566	Barclays PLC (c) (h)	6.63%	(a)	569
8,250,000	Barclays PLC (c) (h)	7.75%	(a)	8,533,718
54,710,000	Barclays PLC (c) (h)	7.88%	(a)	57,818,896
34,100,000	Barclays PLC (c) (h)	8.00%	(a)	35,975,500
2,100,000	BNP Paribas S.A. (c) (g) (h)	6.63%	(a)	2,143,344
12,161,000	BNP Paribas S.A. (c) (g) (h)	6.75%	(a)	12,576,967
10,950,000	BNP Paribas S.A. (c) (g) (h)	7.38%	(a)	11,849,269
37,000,000	BNP Paribas S.A. (c) (g) (h)	7.63%	(a)	39,001,145
11,280,000	Citigroup, Inc. (c)	5.95%	(a)	11,688,900
23,000,000	Citigroup, Inc., Series O (c)	5.88%	(a)	23,324,185
12,000,000	Citigroup, Inc., Series P (c)	5.95%	(a)	12,580,500
4,000,000	Citigroup, Inc., Series Q (c)	5.95%	(a)	4,080,860
10,000,000	Citigroup, Inc., Series R (c)	6.13%	(a)	10,358,350
34,250,000	Citigroup, Inc., Series T (c)	6.25%	(a)	36,720,281
8,616,000	Citizens Financial Group, Inc., Series A (c)	5.50%	(a)	8,660,846
20,474,000	CoBank ACB, Series I (c) (e)	6.25%	(a)	21,548,885
9,300,000	Credit Agricole S.A. (c) (g) (h)	6.88%	(a)	9,700,923
47,700,000	Credit Agricole S.A. (c) (g) (h)	7.88%	(a)	51,930,704
2,000,000	Credit Agricole S.A. (c) (h)	7.88%	(a)	2,177,388
36,400,000	Credit Agricole S.A. (c) (g) (h)	8.13%	(a)	41,538,952
32,713,000	Danske Bank A.S. (c) (h)	6.13%	(a)	30,750,220
3,600,000	DNB Bank ASA (c) (h)	5.75%	(a)	3,635,244
7,650,000	Farm Credit Bank of Texas, Series 3 (c) (g)	6.20%	(a)	7,754,394
2,000,000	HBOS Capital Funding L.P.	6.85%	(a)	2,027,250
37,119,000	HSBC Holdings PLC (c) (h)	6.38%	(a)	38,729,037
22,179,000	ING Groep N.V. (c) (h)	6.50%	(a)	22,449,584
36,483,000	ING Groep N.V. (c) (h)	6.88%	(a)	38,109,996
41,425,000	Intesa Sanpaolo S.p.A. (c) (g) (h)	7.70%	(a)	40,607,063
21,623,000	JPMorgan Chase & Co., Series I, 3 Mo. LIBOR + 3.47% (b)	6.05%	(a)	21,758,901
24,660,000	JPMorgan Chase & Co., Series V (c)	5.00%	(a)	24,752,475
18,651,000	JPMorgan Chase & Co., Series Z (c)	5.30%	(a)	19,011,990
12,100,000	Lloyds Bank PLC (c) (g)	12.00%	(a)	14,594,113
14,088,000	Lloyds Bank PLC (c)	12.00%	(a)	16,991,889
37,681,000	Lloyds Banking Group PLC (c) (h)	7.50%	(a)	39,659,252

See Notes to Financial Statements

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Banks (Continued)
$44,800,000	Lloyds Banking Group PLC (c) (h)	7.50%	(a)	$46,530,400
14,680,000	Nordea Bank Abp (c) (h)	6.13%	(a)	14,505,895
6,371,000	Nordea Bank Abp (c) (g) (h)	6.13%	(a)	6,295,440
26,000,000	Nordea Bank Abp (c) (g) (h)	6.63%	(a)	26,607,750
46,025,000	Royal Bank of Scotland Group PLC (c) (h)	8.00%	(a)	50,224,781
44,700,000	Royal Bank of Scotland Group PLC (c) (h)	8.63%	(a)	48,164,250
41,900,000	Societe Generale S.A. (c) (g) (h)	7.38%	(a)	43,680,750
15,000,000	Societe Generale S.A. (c) (g) (h)	7.88%	(a)	15,834,600
20,000,000	Societe Generale S.A. (c) (h)	7.88%	(a)	21,112,800
20,000,000	Standard Chartered PLC (c) (g) (h)	7.50%	(a)	21,143,740
25,000,000	Standard Chartered PLC (c) (g) (h)	7.75%	(a)	26,672,250
13,600,000	Swedbank AB (c) (h)	6.00%	(a)	13,362,299
43,450,000	UniCredit S.p.A. (c) (h)	8.00%	(a)	41,985,300
17,000,000	UniCredit S.p.A. (c) (g)	5.86%	06/19/32	15,907,121
17,600,000	UniCredit S.p.A. (c) (g)	7.30%	04/02/34	17,956,587
42,877,000	Wells Fargo & Co., Series K, 3 Mo. LIBOR + 3.77% (b)	6.38%	(a)	43,144,981
7,000,000	Zions Bancorp NA, Series J (c)	7.20%	(a)	7,581,980
				1,290,541,687
	Capital Markets – 4.9%
5,175,000	Credit Suisse Group AG (c) (h)	7.13%	(a)	5,397,292
9,000,000	Credit Suisse Group AG (c) (g) (h)	7.25%	(a)	9,363,375
39,138,000	Credit Suisse Group AG (c) (g) (h)	7.50%	(a)	42,018,831
32,200,000	Credit Suisse Group AG (c) (g) (h)	7.50%	(a)	33,950,392
29,098,000	E*TRADE Financial Corp., Series A (c)	5.88%	(a)	30,116,430
13,845,000	Goldman Sachs Group (The), Inc., Series M (c)	5.38%	(a)	14,170,150
875,000	Morgan Stanley, Series J (c)	5.55%	(a)	894,438
3,000,000	UBS Group Funding Switzerland AG (c) (h)	6.88%	(a)	3,104,790
16,820,000	UBS Group Funding Switzerland AG (c) (h)	6.88%	(a)	17,419,515
18,750,000	UBS Group Funding Switzerland AG (c) (h)	7.00%	(a)	20,179,688
				176,614,901
	Consumer Finance – 0.2%
6,500,000	American Express Co., Series C (c)	4.90%	(a)	6,531,102
	Diversified Financial Services – 0.7%
25,571,000	Voya Financial, Inc. (c)	5.65%	05/15/53	25,678,782
	Diversified Telecommunication Services – 1.3%
11,882,000	Koninklijke KPN N.V. (c) (g)	7.00%	03/28/73	12,555,887
32,910,000	Koninklijke KPN N.V. (c)	7.00%	03/28/73	34,776,491
				47,332,378
	Electric Utilities – 5.5%
62,342,000	Emera, Inc., Series 16-A (c)	6.75%	06/15/76	67,178,804
62,365,000	Enel S.p.A. (c) (g)	8.75%	09/24/73	70,160,625
16,000,000	NextEra Energy Capital Holdings, Inc. (c)	5.65%	05/01/79	16,282,629
28,783,000	PPL Capital Funding, Inc., Series A, 3 Mo. LIBOR + 2.67% (b)	5.27%	03/30/67	26,460,644
14,345,000	Southern (The) Co., Series B (c)	5.50%	03/15/57	14,636,317
				194,719,019
	Energy Equipment & Services – 0.7%
23,397,000	Transcanada Trust, Series 16-A (c)	5.88%	08/15/76	23,991,635
	Food Products – 2.3%
7,700,000	Dairy Farmers of America, Inc. (f)	7.13%	(a)	7,212,705
23,748,000	Land O’Lakes Capital Trust I (f)	7.45%	03/15/28	25,796,265
See Notes to Financial Statements

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Food Products (Continued)
$8,000,000	Land O’Lakes, Inc. (g)	7.00%	(a)	$7,755,000
9,720,000	Land O’Lakes, Inc. (g)	7.25%	(a)	9,549,900
31,000,000	Land O’Lakes, Inc. (g)	8.00%	(a)	32,007,500
				82,321,370
	Insurance – 8.7%
20,550,000	Aegon N.V. (c)	5.50%	04/11/48	20,919,181
7,064,000	American International Group, Inc., Series A-9 (c)	5.75%	04/01/48	7,152,900
21,850,000	Asahi Mutual Life Insurance Co. (c)	6.50%	(a)	22,198,726
12,900,000	Asahi Mutual Life Insurance Co. (c)	7.25%	(a)	13,656,469
31,000,000	Assurant, Inc. (c)	7.00%	03/27/48	31,673,165
49,197,000	Catlin Insurance Co., Ltd., 3 Mo. LIBOR + 2.98% (b) (g)	5.57%	(a)	48,374,672
1,100,000	Catlin Insurance Co., Ltd., 3 Mo. LIBOR + 2.98% (b)	5.57%	(a)	1,081,614
5,983,000	Everest Reinsurance Holdings, Inc., 3 Mo. LIBOR + 2.39% (b)	5.07%	05/15/37	5,394,811
13,700,000	Fortegra Financial Corp. (c) (f)	8.50%	10/15/57	14,339,995
4,020,000	Fukoku Mutual Life Insurance Co. (c)	6.50%	(a)	4,374,488
26,650,000	Hartford Financial Services Group (The), Inc., 3 Mo. LIBOR + 2.13% (b) (g)	4.81%	02/12/47	23,875,335
6,230,000	La Mondiale SAM (c)	5.88%	01/26/47	6,511,907
465,000	Liberty Mutual Group, Inc. (c) (g)	10.75%	06/15/58	693,647
9,040,000	Liberty Mutual Group, Inc., 3 Mo. LIBOR + 2.91% (b) (g)	5.52%	03/15/37	8,603,278
15,550,000	Mitsui Sumitomo Insurance Co., Ltd. (c) (g)	4.95%	(a)	15,913,714
25,440,000	Mitsui Sumitomo Insurance Co., Ltd. (c) (g)	7.00%	03/15/72	27,550,630
4,435,000	Prudential Financial, Inc. (c)	5.63%	06/15/43	4,653,269
20,300,000	QBE Insurance Group Ltd. (c) (g)	7.50%	11/24/43	22,111,064
19,299,000	QBE Insurance Group Ltd. (c)	6.75%	12/02/44	20,803,647
3,655,000	Sumitomo Life Insurance Co. (c) (g)	6.50%	09/20/73	4,003,925
6,000,000	VIVAT N.V. (c)	6.25%	(a)	5,974,776
				309,861,213
	Metals & Mining – 1.9%
12,200,000	BHP Billiton Finance USA Ltd. (c) (g)	6.25%	10/19/75	12,773,583
49,373,000	BHP Billiton Finance USA Ltd. (c) (g)	6.75%	10/19/75	55,629,300
				68,402,883
	Multi-Utilities – 0.7%
11,913,000	CenterPoint Energy, Inc., Series A (c)	6.13%	(a)	12,173,180
13,600,000	NiSource, Inc. (c)	5.65%	(a)	13,659,296
				25,832,476
	Oil, Gas & Consumable Fuels – 3.3%
11,000,000	DCP Midstream L.P., Series A (c)	7.38%	(a)	10,853,865
7,000,000	DCP Midstream Operating L.P. (c) (g)	5.85%	05/21/43	6,510,000
16,367,000	Enbridge, Inc. (c)	5.50%	07/15/77	15,781,307
37,000,000	Enbridge, Inc. (c)	6.25%	03/01/78	37,541,495
24,038,000	Enbridge, Inc., Series 16-A (c)	6.00%	01/15/77	24,108,071
29,460,000	Energy Transfer Operating L.P., 3 Mo. LIBOR + 3.02% (b)	5.75%	11/01/66	24,525,450
				119,320,188
	Transportation Infrastructure – 0.9%
31,000,000	AerCap Global Aviation Trust (c) (g)	6.50%	06/15/45	31,775,000
	Total Capital Preferred Securities			2,428,273,238
	(Cost $2,446,619,573)

See Notes to Financial Statements

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES – 0.4%
	Insurance – 0.4%
$14,000,000	AmTrust Financial Services, Inc.	6.13%	08/15/23	$13,758,909
	(Cost $13,969,877)

Total Investments – 99.2%	3,540,042,987
(Cost $3,559,834,698) (i)
Net Other Assets and Liabilities – 0.8%	29,903,317
Net Assets – 100.0%	$3,569,946,304

(a)	Perpetual maturity.
(b)	Floating or variable rate security.
(c)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at April 30, 2019. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(d)	Step-up security. A security where the coupon increases or steps up at a predetermined date.
(e)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by Stonebridge Advisors LLC, the Fund’s sub-advisor (the “Sub-Advisor”).
(f)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers (see Note 2C - Restricted Securities in the Notes to Financial Statements).
(g)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by the Sub-Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2019, securities noted as such amounted to $934,388,011 or 26.2% of net assets.
(h)	This security is a contingent convertible capital security which may be subject to conversion into common stock of the issuer under certain circumstances. At April 30, 2019, securities noted as such amounted to $1,085,531,410 or 30.4% of net assets. Of these securities, 1.8% originated in emerging markets, and 98.2% originated in foreign markets.
(i)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $44,257,406 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $64,049,117. The net unrealized depreciation was $19,791,711.

LIBOR	London Interbank Offered Rate
See Notes to Financial Statements

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 4/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
$25 Par Preferred Securities:
Banks	$ 230,470,655	$ 211,589,300	$ 18,881,355	$ —
Diversified Financial Services	15,267,785	—	15,267,785	—
Insurance	160,266,753	136,895,989	23,370,764	—
Multi-Utilities	60,411,191	40,043,920	20,367,271	—
Other industry categories*	517,378,618	517,378,618	—	—
$100 Par Preferred Securities:
Banks	26,742,414	—	26,742,414	—
Consumer Finance	23,584,139	23,584,139	—	—
$1,000 Par Preferred Securities*	63,889,285	—	63,889,285	—
Capital Preferred Securities*	2,428,273,238	—	2,428,273,238	—
Corporate Bonds and Notes*	13,758,909	—	13,758,909	—
Total Investments	$ 3,540,042,987	$ 929,491,966	$ 2,610,551,021	$—

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

First Trust Preferred Securities and Income ETF (FPE)
Statement of Assets and Liabilities
April 30, 2019 (Unaudited)
ASSETS:
Investments, at value (Cost $3,559,834,698)	$ 3,540,042,987
Cash	8,703,681
Receivables:
Interest	28,681,275
Investment securities sold	8,373,683
Fund shares sold	5,765,526
Dividends	1,433,568
Interest reclaims	605,051
Dividend reclaims	198,027
Total Assets	3,593,803,798
LIABILITIES:
Payables:
Investment securities purchased	21,435,197
Investment advisory fees	2,422,297
Total Liabilities	23,857,494
NET ASSETS	$3,569,946,304
NET ASSETS consist of:
Paid-in capital	$ 3,641,142,263
Par value	1,855,550
Accumulated distributable earnings (loss)	(73,051,509)
NET ASSETS	$3,569,946,304
NET ASSET VALUE, per share	$19.24
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	185,555,000
See Notes to Financial Statements

First Trust Preferred Securities and Income ETF (FPE)
Statement of Operations
For the Six Months Ended April 30, 2019 (Unaudited)
INVESTMENT INCOME:
Interest	$ 77,031,182
Dividends	33,183,167
Foreign withholding tax	(92,120)
Total investment income	110,122,229
EXPENSES:
Investment advisory fees	13,730,883
Total expenses	13,730,883
NET INVESTMENT INCOME (LOSS)	96,391,346
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(20,017,528)
In-kind redemptions	(1,824,691)
Net realized gain (loss)	(21,842,219)
Net change in unrealized appreciation (depreciation) on investments	97,480,402
NET REALIZED AND UNREALIZED GAIN (LOSS)	75,638,183
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 172,029,529

See Notes to Financial Statements

First Trust Preferred Securities and Income ETF (FPE)
Statements of Changes in Net Assets
	Six Months Ended 4/30/2019 (Unaudited)	Year Ended 10/31/2018
OPERATIONS:
Net investment income (loss)	$ 96,391,346	$ 189,704,806
Net realized gain (loss)	(21,842,219)	(16,623,796)
Net change in unrealized appreciation (depreciation)	97,480,402	(225,468,777)
Net increase (decrease) in net assets resulting from operations	172,029,529	(52,387,767)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(97,054,941)	(190,356,696)
Return of capital	—	(54,410)
Total distributions to shareholders	(97,054,941)	(190,411,106)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	404,286,939	798,475,609
Cost of shares redeemed	(283,687,184)	(207,387,810)
Net increase (decrease) in net assets resulting from shareholder transactions	120,599,755	591,087,799
Total increase (decrease) in net assets	195,574,343	348,288,926
NET ASSETS:
Beginning of period	3,374,371,961	3,026,083,035
End of period	$3,569,946,304	$3,374,371,961
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	179,855,000	150,305,000
Shares sold	21,250,000	40,400,000
Shares redeemed	(15,550,000)	(10,850,000)
Shares outstanding, end of period	185,555,000	179,855,000
See Notes to Financial Statements

First Trust Preferred Securities and Income ETF (FPE)
Financial Highlights
For a share outstanding throughout each period
	Six Months Ended 4/30/2019 (Unaudited)	Year Ended October 31,
		2018	2017	2016	2015	2014
Net asset value, beginning of period	$ 18.76	$ 20.13	$ 19.47	$ 18.97	$ 19.04	$ 18.21
Income from investment operations:
Net investment income (loss)	0.55	1.08	1.08	1.12	1.16 (a)	1.10
Net realized and unrealized gain (loss)	0.48	(1.37)	0.66	0.52	(0.10)	0.76
Total from investment operations	1.03	(0.29)	1.74	1.64	1.06	1.86
Distributions paid to shareholders from:
Net investment income	(0.55)	(1.08)	(1.08)	(1.13)	(1.13)	(1.03)
Return of capital	—	(0.00) (b)	(0.00) (b)	(0.01)	—	—
Total distributions	(0.55)	(1.08)	(1.08)	(1.14)	(1.13)	(1.03)
Net asset value, end of period	$19.24	$18.76	$20.13	$19.47	$18.97	$19.04
Total return (c)	5.65%	(1.47)%	9.24%	8.97%	5.75%	10.42%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 3,569,946	$ 3,374,372	$ 3,026,083	$ 1,375,398	$ 413,705	$ 86,718
Ratio of total expenses to average net assets	0.85% (d)	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income (loss) to average net assets	5.96% (d)	5.56%	5.54%	5.97%	6.15%	6.06%
Portfolio turnover rate (e)	14%	24%	13%	32%	50%	91%

(a)	Based on average shares outstanding.
(b)	Amount is less than $0.01.
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(d)	Annualized.
(e)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Preferred Securities and Income ETF (FPE)
April 30, 2019 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund III (the “Trust”) is a diversified open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of fifteen funds that are offering shares. This report covers the First Trust Preferred Securities and Income ETF (the “Fund”), which trades under the ticker FPE on the NYSE Arca, Inc. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified blocks consisting of 50,000 shares called a “Creation Unit.” Creation Units are issued and redeemed for securities in which the Fund invests or for cash or, in certain circumstances, a combination of both. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.
The Fund is an actively managed exchange-traded fund. The investment objective of the Fund is to seek total return and to provide current income. Under normal market conditions, the Fund invests at least 80% of its net assets (including investment borrowings) in preferred securities and income-producing debt securities, including corporate bonds, high-yield securities (commonly referred to as “junk” bonds) and convertible securities. There can be no assurance that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Preferred stocks, real estate investment trusts (“REITs”) and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.
Bonds, notes, capital preferred securities, and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust’s Board of Trustees, which may use the following valuation inputs when available:
1)	benchmark yields;
2)	reported trades;
3)	broker/dealer quotes;
4)	issuer spreads;
5)	benchmark securities;
6)	bids and offers; and

Notes to Financial Statements (Continued)
First Trust Preferred Securities and Income ETF (FPE)
April 30, 2019 (Unaudited)
7)	reference data including market research publications.
Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
1)	the credit conditions in the relevant market and changes thereto;
2)	the liquidity conditions in the relevant market and changes thereto;
3)	the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
4)	issuer-specific conditions (such as significant credit deterioration); and
5)	any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended (the “1933 Act”)) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the type of security;
2)	the size of the holding;
3)	the initial cost of the security;
4)	transactions in comparable securities;
5)	price quotes from dealers and/or third-party pricing services;
6)	relationships among various securities;
7)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
8)	an analysis of the issuer’s financial statements; and
9)	the existence of merger proposals or tender offers that might affect the value of the security.
If the securities in question are foreign securities, the following additional information may be considered:
1)	the value of similar foreign securities traded on other foreign markets;
2)	ADR trading of similar securities;
3)	closed-end fund or exchange-traded fund trading of similar securities;
4)	foreign currency exchange activity;
5)	the trading prices of financial products that are tied to baskets of foreign securities;
6)	factors relating to the event that precipitated the pricing problem;
7)	whether the event is likely to recur; and
8)	whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

Notes to Financial Statements (Continued)
First Trust Preferred Securities and Income ETF (FPE)
April 30, 2019 (Unaudited)
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of April 30, 2019, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.
Distributions received from the Fund’s investments in REITs may be comprised of return of capital, capital gains, and income. The actual character of the amounts received during the year are not known until after the REITs’ fiscal year end. The Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by the Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
C. Restricted Securities
The Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of April 30, 2019, the Fund held restricted securities as shown in the following table that Stonebridge Advisors LLC (“Stonebridge” or the “Sub-Advisor”) has deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation note (Note 2A) and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.
Security	Acquisition Date	Principal Value/Shares	Current Price	Carrying Cost	Value	% of Net Assets
Compeer Financial ACA, 6.75%	07/31/15-04/04/19	4,500	$1,053.75	$4,741,250	$4,741,875	0.14%
Dairy Farmers of America, Inc., 7.13%	09/15/16-08/10/17	$7,700,000	93.67	7,898,000	7,212,705	0.20
Farm Credit Bank of Texas, 6.75%	12/08/15-04/04/19	91,315	106.00	9,569,833	9,679,390	0.27
Fortegra Financial Corp., 8.50%, 10/15/57	10/12/17-03/12/18	$13,700,000	104.67	13,719,049	14,339,995	0.40

Notes to Financial Statements (Continued)
First Trust Preferred Securities and Income ETF (FPE)
April 30, 2019 (Unaudited)
Security	Acquisition Date	Principal Value/Shares	Current Price	Carrying Cost	Value	% of Net Assets
Kinder Morgan GP, Inc., 6.58%, 08/18/57	03/21/17-10/16/17	10,000	$922.92	$9,215,000	$9,229,170	0.26%
Land O’Lakes Capital Trust I, 7.45%, 03/15/28	03/20/15-05/09/18	$23,748,000	108.63	26,318,808	25,796,265	0.72
Sovereign Real Estate Investment Trust, 12.00%	05/12/14-03/22/16	4,556	1,085.22	5,906,010	4,944,240	0.14
				$77,367,950	$75,943,640	2.13%
D. Dividends and Distributions to Shareholders
Dividends from net investment income, if any, are declared and paid monthly by the Fund, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually.
Distributions from income and capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by the Fund during the fiscal year ended October 31, 2018, was as follows:
Distributions paid from:
Ordinary income	$190,356,696
Capital gains	—
Return of capital	54,410
As of October 31, 2018, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$—
Accumulated capital and other gain (loss)	(29,464,465)
Net unrealized appreciation (depreciation)	(118,561,632)
E. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2015, 2016, 2017, and 2018 remain open to federal and state audit. As of April 30, 2019, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2018, the Fund had $29,464,465 of non-expiring capital loss carryforwards for federal income tax purposes.
F. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (See Note 3).

Notes to Financial Statements (Continued)
First Trust Preferred Securities and Income ETF (FPE)
April 30, 2019 (Unaudited)
G. New Accounting Pronouncements
On March 30, 2017, the FASB issued Accounting Standards Update (“ASU”) 2017-08 “Premium Amortization on Purchased Callable Debt Securities,” which amends the amortization period for certain purchased callable debt securities held at a premium by shortening such period to the earliest call date. The new guidance requires an entity to amortize the premium on a callable debt security within its scope to the earliest call date, unless the guidance for considering estimated prepayments is applied. If the call option is not exercised at the earliest call date, the yield is reset to the effective yield using the payment terms of the security. If the security has more than one call date and the premium was amortized to a call price greater than the next call price, any excess of the amortized cost basis over the amount repayable at the next call date will be amortized to that date. If there are no other call dates, any excess of the amortized cost basis over the par amount will be amortized to maturity. Discounts on purchased callable debt securities will continue to be amortized to the security’s maturity date. ASU 2017-08 is effective for public business entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Earlier adoption is permitted for all entities, including adoption in an interim period. If an entity early adopts the ASU in an interim period, any adjustments must be reflected as of the beginning of the fiscal year that includes that interim period. Management is still assessing the impact of the adoption of ASU 2017-08 on the financial statements but does not expect it to have a material impact.
On August 28, 2018, the FASB issued ASU 2018-13, “Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted for any eliminated or modified disclosures upon issuance of this ASU. The Fund has early adopted ASU 2018-13 for these financial statements, which did not result in a material impact.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the ongoing monitoring of the securities in the Fund’s portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Stonebridge, a majority-owned affiliate of First Trust, serves as the Fund’s sub-advisor and manages the Fund’s portfolio subject to First Trust’s supervision. Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust will supervise Stonebridge and its management of the investment of the Fund’s assets and will pay Stonebridge for its services as the Fund’s sub-advisor. First Trust is responsible for the Fund’s expenses, including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a 12b-1 plan, if any, and extraordinary expenses. The Fund has agreed to pay First Trust an annual unitary management fee equal to 0.85% of its average daily net assets. Stonebridge receives a sub-advisory fee equal to 0.425% of the average daily net assets of the Fund less Stonebridge’s share of the Fund’s expenses. The Sub-Advisor’s fee is paid by the Advisor out of the Advisor’s management fee. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250, which is covered under the annual unitary management fee.
First Trust Capital Partners, LLC (“FTCP”), an affiliate of First Trust, owns a 51% ownership interest in Stonebridge.
The Trust has multiple service agreements with Brown Brothers Harriman & Co. (“BBH”). Under the service agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BBH is responsible for custody of the Fund’s assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BBH is responsible for maintaining shareholder records for the Fund.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.
Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.

Notes to Financial Statements (Continued)
First Trust Preferred Securities and Income ETF (FPE)
April 30, 2019 (Unaudited)
4. Purchases and Sales of Securities
For the six months ended April 30, 2019, the cost of purchases and proceeds from sales of investments, excluding short term investments and in-kind transactions, were $601,011,268 and $459,416,990, respectively.
For the six months ended April 30, 2019, the cost of in-kind purchases and proceeds from in-kind sales were $49,671,032 and $68,737,872, respectively.
5. Creations, Redemptions and Transaction Fees
Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an “Authorized Participant”). In order to purchase Creation Units of the Fund, an Authorized Participant must deposit (i) a designated portfolio of securities and other instruments determined by First Trust (the “Deposit Securities”) and generally make or receive a cash payment referred to as the “Cash Component,” which is an amount equal to the difference between the NAV of the Fund shares (per Creation Unit Aggregation) and the market value of the Deposit Securities, and/or (ii) cash in lieu of all or a portion of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Authorized Participants purchasing Creation Units must pay to BBH, as transfer agent, a creation transaction fee (the “Creation Transaction Fee”) regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in the Fund’s portfolio and the countries in which the transactions are settled. The Creation Transaction Fee is currently $500. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When the Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.
Authorized Participants redeeming Creation Units must pay to BBH, as transfer agent, a redemption transaction fee (the “Redemption Transaction Fee”), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in the Fund’s portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee is currently $500. The Fund reserves the right to effect redemptions in cash. An Authorized Participant may request cash redemption in lieu of securities; however, the Fund may, in its discretion, reject any such request.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or to provide investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before February 28, 2020.
7. Line of Credit
First Trust Preferred Securities and Income ETF, along with First Trust Series Fund and First Trust Exchange-Traded Fund IV, has a $385 million Credit Agreement with The Bank of Nova Scotia (“Scotia”) as administrative agent for a group of lenders. Prior to March 6, 2019 the commitment amount was $360 million. Scotia charges a commitment fee of 0.25% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans, and an agency fee. First Trust allocates the commitment fee and agency fee amongst the funds that have access to the credit line. To the extent that the Fund accesses the credit line, there would also be an interest fee charged. The Fund did not have any borrowings outstanding during the six months ended April 30, 2019.

Notes to Financial Statements (Continued)
First Trust Preferred Securities and Income ETF (FPE)
April 30, 2019 (Unaudited)
8. Indemnification
The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has evaluated the impact of all subsequent events to the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Additional Information
First Trust Preferred Securities and Income ETF (FPE)
April 30, 2019 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to a Fund are identified below, but not all of the material risks relevant to each Fund are included in this report and not all of the risks below apply to each Fund. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund’s investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund’s corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is not concentrated.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.
Derivatives Risk. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund’s portfolio managers use derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.
Equity Securities Risk. To the extent a fund invests in equity securities, the value of the fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than

Additional Information (Continued)
First Trust Preferred Securities and Income ETF (FPE)
April 30, 2019 (Unaudited)
net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF’s shares, or decisions by an ETF’s authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF’s shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.
Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund’s fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Index Constituent Risk. Certain funds may be a constituent of one or more indices. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could significantly increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund’s net asset value could be negatively impacted and the fund’s market price may be significantly below its net asset value during certain periods.
Index Provider Risk. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund’s costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.
Investment Companies Risk. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.
Management Risk. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund’s investment portfolio, the fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.
Market Risk. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations.
Non-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Passive Investment Risk. To the extent a Fund seeks to track an index, the Fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A Fund generally will not attempt to take defensive positions in declining markets.
NOT FDIC INSURED	NOT BANK GUARANTEED	MAY LOSE VALUE

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First Trust Exchange-Traded Fund III
INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
INVESTMENT SUB-ADVISOR
Stonebridge Advisors LLC
10 Westport Road, Suite C101
Wilton, CT 06897
ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

First Trust Exchange-Traded Fund III
First Trust Managed Municipal ETF (FMB)

Semi-Annual Report
For the Six Months Ended
April 30, 2019

First Trust Managed Municipal ETF (FMB)
Semi-Annual Report
April 30, 2019
Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund III (the “Trust”) described in this report (First Trust Managed Municipal ETF; hereinafter referred to as the “Fund”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that the Fund will achieve its investment objectives. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on the Fund’s web page at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund’s performance and investment approach.
The statistical information that follows may help you understand the Fund’s performance compared to that of a relevant market benchmark.
It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.

Shareholder Letter
First Trust Managed Municipal ETF (FMB)
Semi-Annual Letter from the Chairman and CEO
April 30, 2019
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for the First Trust Managed Municipal ETF (the “Fund”), which contains detailed information about the Fund for the six months ended April 30, 2019. We encourage you to read this report carefully and discuss it with your financial advisor.
If you were thinking (and acting) like a long-term investor over the last six months, you were rewarded for your perseverance. As 2018 came to a close, the “six weeks of madness” sent markets into negative territory for the year, then rallied back in the first quarter of 2019 like a mirror image of the fourth quarter of 2018. Global investors saw the worst quarter since 2011 and the best quarter since 2012, as measured by the MSCI All Country World Index. Similarly, U.S. markets reversed their course, and the S&P 500® Index, the Dow Jones Industrial Average and the Nasdaq Composite Index returned 13.65%, 11.81% and 16.81%, respectively, for the first quarter of 2019.
By the close on April 30, 2019, U.S. equity markets continued their climb higher as the S&P 500® Index was up 18.25%, giving it the best four-month start in the last 30 years. The Federal Reserve provided momentum to the markets by indicating no new rate hikes for the remainder of 2019 and bond markets gained steam as reflected by the Bloomberg Barclays U.S. Aggregate Bond Index, returning 2.94% for the first quarter of 2019 compared to 1.64% for the fourth quarter of 2018.
Key economic indicators suggest a healthy outlook. The U.S. inflation rate hovers near 2% as it has, on average, for the last decade; a higher than expected U.S. gross domestic product growth rate of 3.2% was reported for March; and the U.S. unemployment rate of 3.6% for April is at the lowest level since December of 1969.
Having a long-term perspective when it comes to investing and looking for opportunities when they arise is a drum worth beating, as no one can predict the inevitable ups and downs that occur in the market. We continue to believe that you should invest for the long term and be prepared for market movements, which can happen at any time. You can do this by keeping current on your portfolio and speaking regularly with your investment professional. Markets go up and they also go down, but savvy investors are prepared for either through careful attention to investment goals.
Thank you for giving First Trust the opportunity to be a part of your financial plan. We value our relationship with you and will report on the Fund again in six months.
Sincerely,
James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

Fund Performance Overview (Unaudited)
First Trust Managed Municipal ETF (FMB)
The primary investment objective of First Trust Managed Municipal ETF (the “Fund”) is to generate current income that is exempt from regular federal income taxes and its secondary objective is long-term capital appreciation. The Fund lists and principally trades its shares on The Nasdaq Stock Market, LLC under the ticker symbol “FMB.” Under normal market conditions, the Fund seeks to achieve its investment objectives by investing at least 80% of its net assets (including investment borrowings) in municipal debt securities that pay interest that is exempt from regular federal income taxes.
Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 4/30/19	1 Year Ended 4/30/19	Inception (5/13/14) to 4/30/19	Inception (5/13/14) to 4/30/19
Fund Performance
NAV	5.48%	5.82%	4.34%	23.49%
Market Price	5.53%	5.87%	4.37%	23.66%
Index Performance
Bloomberg Barclays Revenue 10 Year (8-12) Index	6.10%	6.77%	3.67%	19.60%
Total returns for the period since inception are calculated from the inception date of the Fund. “Average Annual Total Returns” represent the average annual change in value of an investment over the period indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period indicated.
The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the index. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future performance.

Fund Performance Overview (Unaudited) (Continued)
First Trust Managed Municipal ETF (FMB) (Continued)
Sector Allocation	% of Total Investments (including cash)
Hospital	12.5%
Continuing Care Retirement Communities	10.6
Government Obligation Bond - Unlimited Tax	9.9
Insured	6.9
Water & Sewer	6.6
Dedicated Tax	6.4
Higher Education	6.4
Certificates of Participation	6.1
Gas	4.6
Education	4.1
Government Obligation Bond - Limited Tax	3.7
Special Assessment	3.0
Industrial Development Bond	2.7
Toll Road	2.7
Utility	2.6
Airport	1.8
Mass Transit	1.7
Student Housing	1.4
Pre-refunded/Escrowed-to-maturity	0.9
Tax Increment	0.9
Local Housing	0.7
Skilled Nursing	0.5
Other Health	0.4
Tobacco	0.4
Pool	0.2
Port	0.1
Housing	0.1
Stadium	0.0*
Hotel	0.0*
Cash	2.1
Total	100.0%

*	Amount is less than 0.1%.
Credit Quality(1)	% of Total Investments (including cash)
AAA	9.8%
AA+	7.6
AA	13.4
AA-	5.6
A+	10.3
A	12.3
A-	9.3
BBB+	3.6
BBB	4.0
BBB-	4.3
BB+	3.0
BB	2.0
BB-	0.6
Not Rated	12.1
Cash	2.1
Total	100.0%

(1)	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including Standard & Poor’s Ratings Group, a division of the McGraw Hill Companies, Inc., Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Fund Performance Overview (Unaudited) (Continued)
First Trust Managed Municipal ETF (FMB) (Continued)

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.

Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through April 30, 2019
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period May 14, 2014 (commencement of trading) through April 30, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
5/14/14 – 10/31/14	2	10	0	0
11/1/14 – 10/31/15	178	16	0	0
11/1/15 – 10/31/16	200	0	0	0
11/1/16 – 10/31/17	207	0	0	0
11/1/17 – 10/31/18	201	0	0	0
11/1/18 – 4/30/19	104	0	0	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
5/14/14 – 10/31/14	64	43	0	0
11/1/14 – 10/31/15	57	0	0	0
11/1/15 – 10/31/16	51	1	0	0
11/1/16 – 10/31/17	45	0	0	0
11/1/17 – 10/31/18	51	0	0	0
11/1/18 – 4/30/19	18	0	0	0

Portfolio Management
First Trust Managed Municipal ETF (FMB)
Semi-Annual Report
April 30, 2019 (Unaudited)
Advisor
First Trust Advisors L.P. (“First Trust” or the “Advisor”) serves as the investment advisor to the First Trust Managed Municipal ETF (the “Fund”). First Trust is responsible for the ongoing monitoring of the Fund’s investment portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Portfolio Management Team
Tom Futrell, CFA, Senior Vice President, Senior Portfolio Manager
Johnathan N. Wilhelm, Senior Vice President, Senior Portfolio Manager
The First Trust Municipal Securities Team was formed in September of 2013 and is headed by Tom Futrell, CFA, and Johnathan Wilhelm who serve as senior portfolio managers of the Fund. Messrs. Futrell and Wilhelm have a combined 50+ years of investment experience and prior to joining First Trust, served as portfolio managers of municipal bonds at Nuveen Investments and Performance Trust Investment Advisors. In addition to the Fund, the team manages/consults for a variety of First Trust investment portfolios and separately managed accounts.

First Trust Managed Municipal ETF (FMB)
Understanding Your Fund Expenses
April 30, 2019 (Unaudited)
As a shareholder of the First Trust Managed Municipal ETF (the “Fund”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2019.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Annualized Expense Ratio Based on the Six-Month Period (a)	Expenses Paid During the Six-Month Period (b)
First Trust Managed Municipal ETF (FMB)
Actual	$1,000.00	$1,054.80	0.50%	$2.55
Hypothetical (5% return before expenses)	$1,000.00	$1,022.32	0.50%	$2.51

(a)	These expense ratios reflect expense waivers. See Note 3 in the Notes to Financial Statements.
(b)	Expenses are equal to the annualized expense ratios as indicated in the table multiplied by the average account value over the period (November 1, 2018 through April 30, 2019), multiplied by 181/365 (to reflect the six-month period).

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments
April 30, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS – 96.5%
	Alabama – 0.8%
$500,000	AL St Port Auth Docks Facs Rev Ref Docks Facs Rev, Ser A, AGM, AMT	5.00%	10/01/25	$575,795
415,000	Gulf Shores AL Ref Warrants, Ser A	5.00%	12/15/35	492,937
310,000	Gulf Shores AL Ref Warrants, Ser A	5.00%	12/15/38	364,960
695,000	Leeds AL Pub Eductnl Bldg Auth Eductnl Facs Rev Ref Edu, AGM	4.00%	04/01/30	763,798
100,000	Lower AL Gas Dist Gas Proj Rev, Ser A	5.00%	09/01/31	120,484
600,000	Mobile AL Impt Dist Sales Tax Rev Mcgowin Park Proj, Ser A	5.00%	08/01/25	616,848
500,000	Mobile Cnty AL Impt Warrants	5.00%	08/01/30	582,965
1,500,000	UAB Medicine Fin Auth AL Rev Ref UAB Medicine, Ser B2	5.00%	09/01/41	1,713,000
				5,230,787
	Arizona – 1.3%
1,205,000	AZ Brd of Rgts Univ AZ Sys Rev Green Bond, Ser B	5.00%	06/01/28	1,454,290
175,000	AZ St Indl Dev Auth Edu Rev Doral Academy Nevada Fire Mesa & Red Rock Campus Proj, Ser A (a)	5.00%	07/15/39	187,378
375,000	AZ St Indl Dev Auth Edu Rev Ref Basis Sch Projs, Ser D (a)	5.00%	07/01/37	400,609
750,000	AZ St Indl Dev Auth Edu Rev Ref Basis Schs Projs, Ser A (a)	4.00%	07/01/21	763,050
555,000	AZ St Indl Dev Auth Edu Rev Ref Basis Schs Projs, Ser A (a)	5.00%	07/01/26	609,906
200,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Greathearts Arizona Projs, Ser C	5.00%	07/01/25	230,810
500,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Horizon Cmnty Learning Ctr Proj	5.00%	07/01/35	522,295
500,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Paradise Schs Projs Paragon Mgmt Inc (a)	4.00%	07/01/26	521,500
1,475,000	Maricopa Cnty AZ Spl Hlth Care Dist Aka Maricopa Integrated Hlth Sys, Ser C	5.00%	07/01/27	1,812,318
500,000	Phoenix AZ Indl Dev Auth Edu Rev Fac Legacy Traditional Schs Projs, Ser A (a)	4.00%	07/01/26	509,480
200,000	Phoenix AZ Indl Dev Auth Student Hsg Rev Ref Downtown Phoenix Student Hsg LLC AZ St Univ Proj, Ser A	5.00%	07/01/26	230,714
510,000	Pima Cnty AZ Indl Dev Auth Edu Rev Fac American Leadership Academy Proj (a)	4.00%	06/15/22	513,096
400,000	Pima Cnty AZ Indl Dev Auth Edu Rev Ref Fac American Leadership Academy Proj (a)	4.60%	06/15/25	410,816
500,000	Tempe AZ Indl Dev Auth Rev Mirabella at ASU Proj, Ser A (a)	6.00%	10/01/37	555,730
275,000	Yavapai Cnty AZ Indl Dev Auth Hosp Fac Ref Yavapai Regl Med Ctr	5.00%	08/01/23	306,531
				9,028,523
	Arkansas – 0.1%
350,000	Univ of Central Arkansas AR Rev, Ser A, AGM	5.00%	11/01/34	401,947
	California – 6.6%
1,000,000	CA Sch Fin Auth Sch Fac Rev Alliance Clg Ready Pub Schs Proj, Ser C	4.50%	07/01/26	1,103,900
455,000	CA Sch Fin Auth Sch Fac Rev Ref Hlth Learning Proj, Ser A (a)	4.00%	07/01/26	492,974
800,000	CA Sch Fin Auth Sch Fac Rev Ref Hlth Learning Proj, Ser A (a)	5.00%	07/01/32	900,872
750,000	CA St	5.00%	08/01/32	911,078
850,000	CA St Cmnty Clg Fing Auth Clg Hsg Rev Orange Coast Pptys LLC Orange Coast Clg Proj	5.25%	05/01/43	964,172
165,000	CA St Hlth Facs Fing Auth Rev Adventist Hlth Sys West, Ser A	4.00%	03/01/33	172,816
400,000	CA St Hlth Facs Fing Auth Rev Ref Sutter Hlth, Ser B	5.00%	11/15/33	476,740
600,000	CA St Hlth Facs Fing Auth Rev Sutter Hlth, Ser A	5.00%	11/15/33	726,402
445,000	CA St Muni Fin Auth Chrt Sch Lease Rev Vista Chrt Middle Sch Proj (b)	5.38%	07/01/34	471,348
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$700,000	CA St Muni Fin Auth Chrt Sch Rev Palmdale Aerospace Academy Proj (a)	4.00%	07/01/26	$722,834
200,000	CA St Muni Fin Auth Rev Channing House Proj, Ser B	5.00%	05/15/37	234,552
500,000	CA St Muni Fin Auth Rev Ref Eisenhower Med Ctr, Ser A	5.00%	07/01/34	576,285
680,000	CA St Muni Fin Auth Rev Ref Retmnt Hsg Fdtn Oblig Grp, Ser A	5.00%	11/15/27	817,734
650,000	CA St Muni Fin Auth Rev Sr Lien Linxs Apm Proj, Ser A, AMT	5.00%	06/30/28	783,237
1,000,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Ref Waste Mgmt Inc, Ser A1, AMT	3.38%	07/01/25	1,049,430
1,500,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Rialto Bioenergy Fac LLC Proj Green Bond, AMT (a)	6.75%	12/01/28	1,495,710
4,250,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Rialto Bioenergy Fac LLC Proj Green Bond, AMT (a)	7.50%	12/01/40	4,227,135
2,000,000	CA St Ref Various Purpose	5.00%	04/01/36	2,264,340
500,000	CA St Ref, Ser C	5.00%	09/01/32	585,585
500,000	CA St Sch Fin Auth Chrt Sch Rev Summit Pub Schs (a)	5.00%	06/01/37	553,490
300,000	CA St Stwd Cmntys Dev Auth Clg Hsg Rev NCCD Hooper Street LLC CA College of the Arts Projs (a)	5.00%	07/01/29	336,693
700,000	CA St Stwd Cmntys Dev Auth Clg Hsg Rev NCCD Hooper Street LLC CA College of the Arts Projs (a)	5.25%	07/01/39	765,107
1,000,000	CA Stwd Cmntys Dev Auth Rev Loma Linda Univ Med Ctr, Ser A (a)	5.00%	12/01/30	1,116,080
450,000	CA Stwd Cmntys Dev Auth Rev Loma Linda Univ Med Ctr, Ser A (a)	5.00%	12/01/33	509,481
600,000	CA Stwd Cmntys Dev Auth Rev Ref CA Baptist Univ, Ser A (a)	3.00%	11/01/22	606,156
500,000	CA Stwd Cmntys Dev Auth Rev Ref CA Baptist Univ, Ser A (a)	5.00%	11/01/32	577,355
100,000	CA Stwd Cmntys Dev Auth Rev Ref Front Porch Cmntys & Svcs, Ser A	5.00%	04/01/30	118,801
195,000	CA Stwd Cmntys Dev Auth Rev Ref Front Porch Cmntys & Svcs, Ser A	5.00%	04/01/31	230,172
400,000	CA Stwd Cmntys Dev Auth Rev Ref Lancer Eductnl Student Hsg Proj, Ser A (a)	4.00%	06/01/21	406,072
370,000	Chino CA Cmnty Facs Dist Spl Tax #2003-3 Impt Area #7	5.00%	09/01/30	433,766
1,160,000	Etiwanda CA Sch Dist Cmnty Facs Dist #9 Spl Tax Ref	5.00%	09/01/35	1,316,043
500,000	Foothill-De Anza CA Cmnty Clg Dist Ref, COPS	5.00%	04/01/32	576,055
1,360,000	Hawthorne CA Cmnty Redev Agy Successor Agy Tax Allocation Ref Sub, AGM	5.00%	09/01/32	1,589,282
2,885,000	Kaweah CA Delta Hlth Care Dist Rev, Ser B	5.00%	06/01/40	3,154,574
210,000	La Verne CA Ref Brethren Hillcrest Homes, COPS	5.00%	05/15/22	225,320
825,000	Lammersville CA Jt Unif Sch Dist Spl Tax Cmnty Facs Dist #2014-1 Impt Area #1 Mountain House Sch Facs	5.00%	09/01/42	920,024
835,000	Live Oak CA Sch Dist Santa Cruz Cnty Ref	5.00%	08/01/30	996,447
45,000	Long Beach CA Bond Fin Auth Nat Gas Purchase Rev, Ser A	5.25%	11/15/23	50,836
400,000	Los Angeles CA Dept of Arpts Arpt Rev Sub Los Angeles Intl Arpt, Ser B, AMT	5.00%	05/15/31	468,228
100,000	Marina CA Redev Agy Successor Agy Tax Allocation Hsg, Ser B	5.00%	09/01/33	110,795
325,000	Menifee CA Union Sch Dist Pub Fing Auth Spl Tax Rev Ref, Ser A	5.00%	09/01/28	379,373
1,110,000	Montebello CA Pub Fing Auth Rev Montebello Home2 Suites Hilton Hotel Proj, Ser A	5.00%	06/01/32	1,293,161
500,000	River Islands CA Pub Fing Auth Spl Tax Cmnty Facs Dist #2003-1, Ser A	5.00%	09/01/43	541,065
560,000	River Islands CA Pub Fing Auth Spl Tax Ref Cmnty Facs Dist #2003-1	5.38%	09/01/31	599,206
200,000	Sacramento CA Transient Occupapancy Tax Rev Sub Convention Ctr Complex, Ser C	5.00%	06/01/32	243,888

See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$500,000	Sacramento CA Transient Occupapancy Tax Rev Sub Convention Ctr Complex, Ser C	5.00%	06/01/35	$602,135
350,000	San Diego Cnty CA Limited Rev Obligs Ref Sanford Burnham Prebys Med Discovery Institute, Ser A	5.00%	11/01/25	415,895
600,000	San Diego Cnty CA Limited Rev Obligs Ref Sanford Burnham Prebys Med Discovery Institute, Ser A	5.00%	11/01/26	710,544
945,000	San Diego Cnty CA Regl Arpt Auth Sr, Ser B, AMT	5.00%	07/01/30	1,051,823
1,250,000	San Diego Cnty CA Regl Transprtn Commission, Ser A	5.00%	04/01/35	1,479,712
1,000,000	San Francisco CA City & Cnty Arpts Commn Intl Arpt Rev Ref, Ser D, AMT	5.00%	05/01/22	1,095,360
280,000	San Francisco City & Cnty CA Redev Agy Successor Agy Tax Ref Mission Bay N Redev Proj, Ser A	5.00%	08/01/35	325,290
100,000	Temecula Vly Unif Sch Dist Fing Auth CA Spl Tax Rev, BAM	5.00%	09/01/34	114,330
385,000	Temescal Vly CA Wtr Dist Spl Tax Terramor Cmnty Facs Dist #4 Impt Area #1	4.00%	09/01/23	405,155
1,050,000	Victor CA Elem Sch Dist Cmnty Facs Dist Spl Tax Ref 2005-1, BAM	5.00%	09/01/46	1,196,506
				44,491,364
	Colorado – 4.3%
500,000	Base Vlg Met Dist #2 CO Ref, Ser A	5.50%	12/01/36	521,405
2,000,000	Boulder Vly CO Sch Dist #Re-2 Boulder Ref, Ser B	4.00%	12/01/32	2,227,740
455,000	Buffalo Ridge CO Met Dist Ref & Impt Sr, Ser A, BAM	5.00%	12/01/25	533,610
250,000	Buffalo Ridge CO Met Dist Ref & Impt Sr, Ser A, BAM	5.00%	12/01/26	297,285
500,000	Castle Oaks CO Met Dist #3 Ref	5.00%	12/01/37	505,480
500,000	Centerra CO Met Dist #1 Spl Rev Dist #1 (a)	5.00%	12/01/22	534,575
1,000,000	Centerra CO Met Dist #1 Spl Rev Dist #1 (a)	5.00%	12/01/29	1,072,310
1,020,000	CO St Eductnl & Cultural Facs Auth Rev Univ Denver Proj, Ser A	4.00%	03/01/35	1,108,189
300,000	CO St Hlth Facs Auth Hosp Rev Ref Frasier Meadows Retmnt Cmnty Proj, Ser A	5.00%	05/15/25	338,013
350,000	CO St Hlth Facs Auth Hosp Rev Ref Frasier Meadows Retmnt Cmnty Proj, Ser A	5.00%	05/15/26	398,863
605,000	CO St Hlth Facs Auth Rev Ref Covenant Retmnt Cmntys, Ser A	5.00%	12/01/27	658,700
525,000	CO St Hlth Facs Auth Rev Ref Covenant Retmnt Cmntys, Ser A	5.00%	12/01/33	563,656
495,000	Colorado Springs CO Pikes Peak Americas Mountain Enterprise Pikes Peak	5.00%	12/01/25	578,863
500,000	Copperleaf CO Met Dist #2 Ref	5.25%	12/01/30	524,030
2,000,000	Crowfoot Vly Ranch Met Dist #2 CO, Ser A	5.63%	12/01/38	2,017,080
1,000,000	Denver CO City & Cnty Dedicated Tax Rev, Ser A-1	5.00%	08/01/41	1,155,910
90,000	Denver CO Convention Ctr Hotel Auth Rev Ref Sr	5.00%	12/01/24	101,052
600,000	Denver CO Hlth & Hosp Auth 550 Acoma Inc, COPS	5.00%	12/01/26	701,190
55,000	E-470 CO Pub Highway Auth Capital Appreciation Sr, Ser B, NATL-RE	(c)	09/01/22	51,109
1,000,000	Independence Met Dist #3 CO, Ser A	6.25%	12/01/49	1,018,320
860,000	Lakes at Centerra Met Dist No 2 CO Impt, Ser A	4.63%	12/01/27	874,199
100,000	Lorson Ranch Met Dist #2 CO	4.00%	12/01/24	109,805
170,000	Lorson Ranch Met Dist #2 CO	5.00%	12/01/27	194,383
1,000,000	North Park Met Dist #1 Spl Rev, Ser A-2	5.13%	12/01/28	1,044,960
2,460,000	Park Creek CO Met Dist Rev Ref Sr Limited Property Tax Supported, Ser A	5.00%	12/01/24	2,814,658
150,000	Park Creek CO Met Dist Rev Ref Sr Limited Property Tax Supported, Ser A	5.00%	12/01/34	168,188
155,000	Park Creek CO Met Dist Rev Ref Sr Limited Property Tax Supported, Ser A	5.00%	12/01/35	173,400
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Colorado (Continued)
$2,000,000	Park Creek CO Met Dist Rev Ref Sr Limited Property Tax Supported, Ser A	5.00%	12/01/45	$2,202,280
420,000	Park Creek CO Met Dist Rev Sr, Ser A	5.00%	12/01/30	503,916
30,000	Park Creek CO Met Dist Rev Sr, Ser A, NATL-RE	5.00%	12/01/24	34,495
500,000	Parker Homestead Met Dist CO Ref (b)	5.63%	12/01/44	527,165
1,000,000	Prairie Ctr CO Met Dist #3 Ltd Property Tax Supported Pri Ref, Ser A (a)	4.13%	12/15/27	1,015,420
160,000	Pub Auth for CO St Energy Nat Gas Purchase Rev	6.13%	11/15/23	178,037
550,000	Serenity Ridge CO Met Dist #2 Ref, Ser A (b)	5.13%	12/01/37	568,997
750,000	Sierra Ridge Met Dist No 2 CO Sr, Ser A	4.50%	12/01/31	751,072
175,000	Sterling Hills CO W Met Dist Ref	5.00%	12/01/32	200,608
1,800,000	Takoda CO Met Dist Ref	6.00%	12/01/36	2,129,202
1,000,000	Velocity Met Dist #3 CO	5.13%	12/01/34	1,024,880
				29,423,045
	Connecticut – 2.8%
5,000,000	Capital City CT Econ Dev Auth Pkg & Energy Fee Rev Adj, Ser B (d)	2.51%	06/15/34	5,000,000
250,000	CT St Hlth & Eductnl Facs Auth Rev Fairfield Univ, Ser Q-1	5.00%	07/01/46	280,900
1,000,000	CT St Hlth & Eductnl Facs Auth Rev Quinnipiac Univ Ref, Ser M	5.00%	07/01/36	1,142,380
1,000,000	CT St Hlth & Eductnl Facs Auth Rev Ref Fairfield Univ, Ser S	5.00%	07/01/26	1,188,750
2,250,000	CT St Hlth & Eductnl Facs Auth Rev Ref Quinnipiac Univ, Ser L	5.00%	07/01/31	2,567,452
1,210,000	CT St Hlth & Eductnl Facs Auth Rev Yale Univ Issue, Ser U-2 (Mandatory put 02/08/22)	2.00%	07/01/33	1,219,620
1,445,000	CT St, Ser A	5.00%	04/15/29	1,715,490
500,000	Hamden CT, BAM	6.00%	08/15/33	625,845
500,000	Harbor Point CT Infrastructure Impt Dist Spl Oblig Rev Ref Harbor Point Proj Limited (a)	5.00%	04/01/39	535,720
1,250,000	Univ of Connecticut CT, Ser A	5.00%	11/01/32	1,507,625
1,500,000	Univ of Connecticut CT, Ser A	5.00%	11/01/33	1,798,095
1,335,000	Univ of Connecticut CT, Ser A	5.00%	11/01/34	1,595,098
				19,176,975
	Delaware – 0.5%
325,000	DE St Hlth Facs Auth Rev Beebe Med Ctr	5.00%	06/01/26	377,696
2,633,000	Millsboro DE Spl Oblig Ref Plantation Lakes Spl Dev Dist (a)	5.00%	07/01/28	2,773,365
				3,151,061
	District of Columbia – 0.5%
1,000,000	Dist of Columbia Rev Rocketship DC Obligated Grp, Ser A (a)	5.00%	06/01/49	1,039,190
1,000,000	Washington DC Met Area Transit Auth Gross Rev	5.00%	07/01/33	1,197,910
885,000	Washington DC Met Area Transit Auth Gross Rev Ref, Ser A-1	5.00%	07/01/29	1,082,612
				3,319,712
	Florida – 6.0%
150,000	Belle Isle FL Chrt Sch Lease Rev Cornerstone Chrt Academy & Cornerstone Chrt High Sch	5.50%	10/01/22	156,962
300,000	Bexley CDD FL Spl Assmnt Rev	4.10%	05/01/26	304,194
210,000	Bonterra Cmnty Dev Dist FL Spl Assmnt Sr, Ser A-1	3.13%	05/01/26	215,080
500,000	Brookstone CDD FL Spl Assmnt Rev CDD (e)	3.88%	11/01/23	502,125
605,000	Broward Cnty FL Fuel Sys Rev Ft Lauderdale Fuel Facs, Ser A, AGM, AMT	5.00%	04/01/22	653,951
250,000	Citizens Property Insurance Corp FL, Ser A-1	5.00%	06/01/22	270,090
25,000	Escambia Cnty FL Hlth Facs Auth Baptist Hosp Inc Proj, Ser A	5.00%	08/15/19	25,229
280,000	Escambia Cnty FL Hlth Facs Auth Baptist Hosp Inc Proj, Ser A	5.50%	08/15/24	292,566

See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Florida (Continued)
$2,000,000	FL Dev Fin Corp Surface Transprtn Fac Rev Ref Virgin Trains USA Passenger Rail Proj, Ser A, AMT (Mandatory put 01/01/26) (a)	6.38%	01/01/49	$2,054,460
560,000	Harmony FL CDD Capital Impt Rev Ref, Ser 2015	4.75%	05/01/25	565,393
365,000	Heritage Harbour FL N CDD Capital Impt Rev Ref Sr Lien, Ser A-1, AGM	5.00%	05/01/25	413,603
125,000	Hollywood FL Cmnty Redev Agy Redev Rev Ref	5.00%	03/01/23	138,611
1,000,000	Jacksonville FL Hlth Care Facs Rev Ref Baptist Hlth	5.00%	08/15/35	1,182,470
1,500,000	Jacksonville FL Spl Rev Ref Spl Rev, Ser A	5.00%	10/01/31	1,758,495
1,000,000	Jacksonville FL Spl Rev Ref Spl Rev, Ser B	5.00%	10/01/28	1,187,180
1,230,000	Lakeland FL Hosp Sys Rev Lakeland Regl Hlth	5.00%	11/15/33	1,379,531
1,210,000	Lee Cnty FL Indl Dev Auth Cypress Cove Healthpark FL Inc Memory Care Proj	4.00%	10/01/24	1,243,323
1,390,000	Mediterra FL S CDD Capital Impt Rev Ref	5.10%	05/01/31	1,490,288
500,000	Miami FL Hlth Facs Auth Ref Miami Jewish Hlth Sys Oblig Grp	5.00%	07/01/23	541,360
330,000	Miami FL Hlth Facs Auth Ref Miami Jewish Hlth Sys Oblig Grp	5.00%	07/01/25	366,993
500,000	Miami FL Spl Oblig Ref (a)	5.00%	03/01/30	553,055
375,000	Miami World Ctr CDD FL Spl Assmnt	4.00%	11/01/23	381,457
275,000	Miami World Ctr CDD FL Spl Assmnt	4.75%	11/01/27	286,533
515,000	Miami-Dade Cnty FL Aviation Rev Ref, Ser A, AMT	5.00%	10/01/27	562,766
2,000,000	Miami-Dade Cnty FL Eductnl Facs Auth Rev Ref Univ Miami, Ser A	5.00%	04/01/31	2,261,940
445,000	Miami-Dade Cnty FL Indl Dev Auth Doral Academy Proj	5.00%	01/15/25	486,189
550,000	Miami-Dade Cnty FL Indl Dev Auth Doral Academy Proj	5.00%	01/15/32	601,898
1,210,000	Miami-Dade Cnty FL Indl Dev Auth Doral Academy Proj	5.00%	01/15/37	1,307,357
1,080,000	Miami-Dade Cnty FL Spl Oblig Sub Ref	5.00%	10/01/35	1,249,096
565,000	Nthrn Palm Beach Cnty FL Impt Dist	3.25%	08/01/22	567,622
355,000	Nthrn Palm Beach Cnty FL Impt Dist	5.00%	08/01/37	373,336
680,000	Orange Cnty FL Hlth Facs Auth Rev Presbyterian Retmnt Cmntys Proj	5.00%	08/01/29	754,011
345,000	Orange Cnty FL Hlth Facs Auth Rev Presbyterian Retmnt Cmntys Proj	5.00%	08/01/34	376,302
70,000	Orange Cnty FL Hlth Facs Auth Rev Ref Mayflower Retmnt Ctr	5.00%	06/01/32	72,806
5,000,000	Orange Cnty FL Hlth Facs Auth Rev Ref Orlando Hlth Inc, Ser A	5.00%	10/01/36	5,719,050
825,000	Orange Cnty FL Hlth Facs Auth Rev Ref Presbyterian Retmnt Cmntys	5.00%	08/01/31	914,727
1,000,000	Orange Cnty FL Hlth Facs Auth Rev Ref Presbyterian Retmnt Cmntys	5.00%	08/01/41	1,088,600
420,000	Palm Beach Cnty FL Hlth Facs Auth Acts Retmnt Life Cmntys Inc, Ser A	5.00%	11/15/45	470,026
305,000	Palm Beach Cnty FL Hlth Facs Auth Rev Lifespace Cmntys Inc, Ser B	5.00%	05/15/31	334,451
55,000	Port Saint Lucie FL Cmnty Redev Agy Rev Ref	5.00%	01/01/23	60,968
725,000	Sarasota Cnty FL Hlth Facs Auth Retmnt Fac Rev Ref Vlg of Isle Proj	5.00%	01/01/25	795,231
120,000	Sarasota Cnty FL Hlth Facs Auth Retmnt Fac Rev Ref Vlg of Isle Proj	5.00%	01/01/26	132,941
610,000	Sarasota Cnty FL Hlth Facs Auth Retmnt Fac Rev Ref Vlg of Isle Proj	5.00%	01/01/32	660,398
2,250,000	SE Overtown Park W Cmnty Redev Agy FL Tax, Ser A-1 (a)	5.00%	03/01/30	2,497,725
500,000	Shell Point Cmnty Dev Dist FL Spl Assmnt (a)	4.00%	11/01/24	503,135
500,000	Tallahassee FL Energy Sys Rev Energy Sys	5.00%	10/01/29	576,245
1,500,000	Tallahassee FL Energy Sys Rev Energy Sys	5.00%	10/01/30	1,720,440
250,000	Timber Creek CDD FL Spl Assmnt Rev (e)	4.13%	11/01/24	251,262
100,000	UCF Stadium Corp FL Rev Ref, Ser A	5.00%	03/01/24	114,110
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Florida (Continued)
$75,000	Vlg FL CDD #6 Spl Assmnt Rev Ref	4.00%	05/01/25	$80,759
				40,496,340
	Georgia – 3.1%
650,000	Atlanta GA Tax Allocation Ref Eastside Proj	5.00%	01/01/30	782,314
315,000	East Point GA Tax Allocation Ref	5.00%	08/01/21	335,617
1,490,000	Floyd Cnty GA Dev Auth Spires Berry Clg Proj, Ser A	5.50%	12/01/28	1,515,673
2,450,000	Floyd Cnty GA Dev Auth Spires Berry Clg Proj, Ser A	5.75%	12/01/33	2,480,135
1,085,000	Fulton Cnty GA Rsdl Care Facs Elderly Auth Retmnt Fac Rev Ref Lenbrook Sq Fdtn Inc	5.00%	07/01/31	1,173,840
750,000	GA St Hgr Edu Facs Auth Rev Ref USG Real Estate Fdtn II LLC Projs	5.00%	06/15/34	905,775
890,000	GA St Hgr Edu Facs Auth Rev Ref USG Real Estate Fdtn II LLC Projs	5.00%	06/15/35	1,074,025
2,530,000	GA St Ref, Ser F	5.00%	07/01/25	3,024,058
40,000	Gainesville & Hall Cnty GA Hosp Auth Ref NE GA Hlth Sys Inc Proj, Ser A	5.00%	02/15/26	46,816
175,000	Main Street Nat Gas Inc GA Gas Rev, Ser A	5.50%	09/15/23	198,749
1,000,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A	5.00%	05/15/27	1,168,410
2,330,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A	5.00%	05/15/30	2,777,896
775,000	Marietta GA Dev Auth Ref Univ Facs Life Univ, Ser A (a)	5.00%	11/01/27	887,809
560,000	Priv Clgs & Univs Auth GA Mercer Univ Proj, Ser C	5.25%	10/01/27	610,680
925,000	Priv Clgs & Univs Auth GA Savannah Clg of Art & Design Proj	5.00%	04/01/33	1,025,279
2,625,000	Priv Clgs & Univs Auth GA Savannah Clg of Art & Design Proj	5.00%	04/01/44	2,862,510
				20,869,586
	Guam – 0.1%
245,000	Guam Govt Business Privilege Tax Rev, Ser B-1	5.00%	01/01/37	252,950
300,000	Guam Port Auth Port Rev, Ser B, AMT	5.00%	07/01/32	337,992
75,000	Guam Pwr Auth Rev Ref, Ser A, AGM	5.00%	10/01/20	78,248
				669,190
	Hawaii – 1.3%
195,000	HI St Dept of Budget & Fin Spl Purpose Rev Ref HI Pacific Hlth Oblig Grp, Ser B	5.00%	07/01/30	216,058
110,000	HI St Pacific Hlth Spl Purpose Rev, Ser B	5.63%	07/01/30	114,991
4,980,000	HI St, Ser FG	4.00%	10/01/33	5,480,689
500,000	Honolulu City & Cnty HI Wstwtr Sys Rev Ref Junior, Ser A	5.00%	07/01/20	519,455
2,450,000	Honolulu City & Cnty HI Wstwtr Sys Rev Ref Sr First Bd Resolution, Ser B	4.00%	07/01/32	2,648,352
100,000	Honolulu City & Cnty HI Wstwtr Sys Rev Sr First Bd Resolution, Ser B	5.00%	07/01/20	103,938
				9,083,483
	Idaho – 0.3%
1,000,000	ID St Hlth Facs Auth Rev Ref Madison Memorial Hosp	5.00%	09/01/37	1,088,350
255,000	ID St Hlth Facs Auth Rev Ref Vly Vista Care Corp, Ser A	5.00%	11/15/32	266,154
500,000	ID St Hlth Facs Auth Rev Trinity Hlth Ref, Ser D	5.00%	12/01/33	539,875
				1,894,379
	Illinois – 3.8%
1,000,000	Bolingbrook IL Ref, Ser A, AGM	5.00%	01/01/30	1,181,160
1,000,000	Bolingbrook IL Ref, Ser A, AGM	5.00%	01/01/31	1,172,840
130,000	Chicago IL Brd of Edu Cap Apprec Sch Reform, Ser B-1, NATL-RE	(c)	12/01/22	115,918
500,000	Chicago IL Brd of Edu Ref Dedicated, Ser C	5.00%	12/01/30	546,300

See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Illinois (Continued)
$1,975,000	Chicago IL Brd of Edu Ref, Ser F	5.00%	12/01/31	$2,010,056
625,000	Chicago IL Brd of Edu, Ser A	5.50%	12/01/39	645,825
305,000	Chicago IL O’Hare Intl Arpt Rev Ref Gen Sr Lien, Ser A, AMT	5.00%	01/01/30	351,003
600,000	Chicago IL O’Hare Intl Arpt Rev Ref Sr Lien, Ser A, AMT	5.00%	01/01/37	702,330
400,000	Chicago IL O’Hare Intl Arpt Rev, Ser C, AMT	5.00%	01/01/34	447,796
425,000	Chicago IL Ref 2003B	5.25%	01/01/29	464,499
160,000	Chicago IL Ref Proj, Ser A	5.00%	01/01/27	171,864
710,000	Chicago IL Ref Proj, Ser A	5.00%	01/01/35	746,792
500,000	Chicago IL Ref, Ser A	5.63%	01/01/29	577,735
150,000	Chicago IL Ref, Ser C	4.00%	01/01/22	158,906
500,000	Chicago IL Ref, Ser C	5.00%	01/01/25	547,735
485,000	Chicago IL Ref, Ser C	5.00%	01/01/26	537,186
70,000	Chicago IL Ref, Ser C	5.00%	01/01/38	74,241
285,000	Chicago IL Ref, Ser C, CABS	(c)	01/01/22	262,650
100,000	Chicago IL Ref, Ser C, CABS	(c)	01/01/24	85,562
2,000,000	Chicago IL, Ser A	5.00%	01/01/27	2,223,380
505,000	Hampshire IL Spl Svc Area #14 Spl Tax Ref Lakewood Crossing, BAM	4.00%	03/01/25	540,072
500,000	Hillside IL Tax Incr Rev Ref	5.00%	01/01/24	515,870
230,000	IL St	5.00%	05/01/23	247,009
50,000	IL St	5.00%	06/01/27	54,828
1,000,000	IL St Fin Auth Rev Centegra Hlth Sys, Ser A	5.00%	09/01/39	1,110,270
500,000	IL St Fin Auth Rev Loc Govt Program E Prairie Sch Dist #73 Proj, BAM	5.00%	12/01/30	596,955
70,000	IL St Fin Auth Rev Ref Lifespace Cmntys, Ser A	5.00%	05/15/24	76,115
845,000	IL St Fin Auth Rev Ref Mercy Hlth System Obligated Grp	5.00%	12/01/33	953,625
35,000	IL St Fin Auth Rev Ref Presbyterian Homes Obligated Grp, Ser A	5.00%	11/01/24	39,747
1,010,000	IL St Fin Auth Rev Sthrn IL Hlth Care, Ser A	5.00%	03/01/47	1,129,483
600,000	IL St Fin Auth Student Hsg & Academic Fac Rev Chf Chicago LLC Univ IL Chicago Proj, Ser A	5.00%	02/15/26	684,624
500,000	IL St Fin Auth Student Hsg & Academic Fac Rev Chf Chicago LLC Univ IL Chicago Proj, Ser A	5.00%	02/15/27	576,455
315,000	IL St Fin Auth Student Hsg & Academic Fac Rev Chf Chicago LLC Univ IL Chicago Proj, Ser A	5.00%	02/15/32	355,235
105,000	IL St Ref	4.00%	08/01/25	106,733
470,000	IL St, Ser A	4.00%	01/01/25	476,514
1,500,000	IL St, Ser A	5.00%	12/01/26	1,652,850
725,000	IL St, Ser D	5.00%	11/01/24	791,649
870,000	IL St, Ser D	5.00%	11/01/26	958,148
1,000,000	Piatt Champaign & De Witt Cntys IL Cmnty Unit Sch Dist #25 Ref, Ser B, BAM	5.00%	11/01/33	1,147,910
645,000	Rockford IL Ref Wtrwks Sys, Ser B, BAM	5.00%	12/15/26	752,696
110,000	Romeoville IL Rev Ref Lewis Univ Proj	5.00%	10/01/24	122,119
125,000	Romeoville IL Rev Ref Lewis Univ Proj	5.00%	10/01/25	140,015
				26,052,700
	Indiana – 1.5%
1,920,000	Carmel IN Loc Pub Impt Bond Bank Multipurpose	5.00%	07/15/34	2,246,976
1,425,000	Carmel IN Loc Pub Impt Bond Bank Spl Program Wtrwks	5.00%	06/01/26	1,700,937
1,000,000	Evansville IN Mf Hsg Rev Silver Birch Evansville Proj	5.45%	01/01/38	1,019,980
250,000	Fort Wayne IN Mf Hsg Rev Silver Birch at Cook Road (a)	5.30%	01/01/32	256,930
110,000	IN St Fin Auth Rev BHI Sr Living	5.50%	11/15/31	116,471
800,000	IN St Fin Auth Rev Eductnl Facs Rock Creek Cmnty Academy Proj, Ser A (e)	5.25%	07/01/28	838,112
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Indiana (Continued)
$1,000,000	IN St Fin Auth Rev Eductnl Facs Rock Creek Cmnty Academy Proj, Ser A (e)	5.88%	07/01/38	$1,033,170
20,000	IN St Fin Auth Rev Greencroft Oblig Grp, Ser A	5.00%	11/15/23	21,334
460,000	IN St Fin Auth Rev Greencroft Oblig Grp, Ser A	5.75%	11/15/28	495,457
55,000	IN St Fin Auth Rev Greencroft Oblig Grp, Ser A	6.00%	11/15/28	59,807
275,000	IN St Fin Auth Rev Ref Rev Cmnty Fdtn of NW IN	5.00%	09/01/31	319,382
500,000	Mishawaka IN Mf Hsg Rev Silver Birch Mishawaka Proj (a)	5.10%	01/01/32	510,670
1,700,000	Plainfield IN Mf Hsg Rev Glasswater Creek Proj	5.38%	09/01/38	1,719,397
				10,338,623
	Iowa – 0.8%
500,000	Coralville IA Annual Approp, Ser D	4.00%	05/01/24	494,175
260,000	Coralville IA Ref Annual Approp, Ser B	4.00%	05/01/24	255,822
315,000	Coralville IA Ref Annual Approp, Ser B	4.00%	05/01/26	309,667
2,385,000	Coralville IA Ref, Ser A	5.00%	05/01/38	2,442,836
985,000	IA St Fin Auth Sr Hsg Rev Northcrest Inc Proj, Ser A	5.00%	03/01/28	1,075,088
1,000,000	IA St Fin Auth Sr Hsg Rev Northcrest Inc Proj, Ser A	5.00%	03/01/33	1,071,930
				5,649,518
	Kansas – 1.8%
4,210,000	Johnson & Miami Cntys KS Unif Sch Dist #230 Spring Hill, Ser A	5.00%	09/01/35	4,960,475
1,240,000	KS Muni Energy Agy Pwr Proj Rev Dogwood Proj, Ser A, BAM	5.00%	04/01/29	1,461,824
1,470,000	KS Muni Energy Agy Pwr Proj Rev Dogwood Proj, Ser A, BAM	5.00%	04/01/30	1,721,385
1,045,000	Lenexa KS Hlth Care Fac Rev Ref Lakeview Vlg Inc, Ser A	5.00%	05/15/26	1,159,877
1,500,000	Wichita KS Hlth Care Facs Rev Ref Presbyterian Manors, Ser I	3.75%	05/15/23	1,508,520
500,000	Wichita KS Hlth Care Facs Rev Ref Presbyterian Manors, Ser I	5.00%	05/15/33	532,135
150,000	Wyandotte Cnty KS Unif Sch Dist #202, Ser A, AGM	5.00%	09/01/32	177,568
475,000	Wyandotte Cnty/Kansas City KS Unif Govt Utility Sys Rev Ref & Impt, Ser A	5.00%	09/01/29	541,414
				12,063,198
	Kentucky – 2.2%
1,000,000	Estrn KY Univ Gen Recpts, Ser A	5.00%	04/01/25	1,158,890
145,000	KY St Econ Dev Fin Auth Baptist Hlth Care Sys, Ser B	5.00%	08/15/28	169,908
3,000,000	KY St Econ Dev Fin Auth Baptist Hlth Care Sys, Ser B	5.00%	08/15/41	3,347,640
160,000	KY St Econ Dev Fin Auth Hlth Sys Rev Norton Hlth Care Inc, Ser B, NATL-RE	(c)	10/01/25	134,522
750,000	KY St Econ Dev Fin Auth Owensboro Med Hlth Sys, Ser A	6.00%	06/01/30	784,785
375,000	KY St Econ Dev Fin Auth Ref Owensboro Hlth, Ser A	5.00%	06/01/19	375,784
300,000	KY St Muni Pwr Agy Pwr Sys Rev Ref, Ser A, NATL-RE	5.00%	09/01/22	328,494
2,925,000	KY St Pub Energy Auth Gas Sply Rev Gas Sply, Ser B (Mandatory put 01/01/25)	4.00%	01/01/49	3,198,634
1,450,000	KY St Pub Energy Auth Gas Sply Rev, Ser A-1 (Mandatory put 06/01/25)	4.00%	12/01/49	1,582,776
2,505,000	Louisville & Jefferson Cnty KY Met Govt Hlth Sys Rev Ref Norton Hlth Care Inc, Ser A	5.00%	10/01/30	2,909,257
465,000	Louisville & Jefferson Cnty KY Met Govt Hlth Sys Rev Ref Norton Hlth Care Inc, Ser A	5.00%	10/01/31	536,949
130,000	Warren Cnty KY Hosp Rev Ref Bowling Green Warren Cnty Cmnty Hosp Corp	5.00%	04/01/23	141,951
				14,669,590
	Louisiana – 1.5%
1,000,000	LA Pub Facs Auth Rev Ref Ochsner Clinic Fdtn Proj	5.00%	05/15/36	1,139,080
250,000	LA St Loc Govt Envrnmntl Facs & Cmnty Dev Auth Rev Ascension Psh Courthouse Proj	5.00%	11/01/31	297,218

See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Louisiana (Continued)
$1,700,000	LA St Loc Govt Envrnmntl Facs & Cmnty Dev Auth Rev Ref Hosp Womans Fdtn Proj, Ser A	5.00%	10/01/37	$1,947,112
470,000	LA Stadium & Exposition Dist LA Ref Sr, Ser A	5.00%	07/01/30	522,245
380,000	LA Stadium & Exposition Dist LA Ref Sr, Ser A	5.00%	07/01/31	421,439
200,000	New Orleans LA Aviation Brd Gen Arpt N Term, Ser B, AMT	5.00%	01/01/31	231,730
1,160,000	New Orleans LA Aviation Brd, Ser B, AMT	5.00%	01/01/31	1,303,794
1,050,000	New Orleans LA Wtr Rev Ref	5.00%	12/01/28	1,189,492
1,305,000	New Orleans LA Wtr Rev Wtr Rev	5.00%	12/01/34	1,459,421
1,575,000	Shreveport LA Wtr & Swr Rev, Ser B, BAM	5.00%	12/01/30	1,786,144
				10,297,675
	Maryland – 2.5%
1,120,000	Baltimore MD Rev Ref Sr, Ser B	5.00%	07/01/33	1,286,488
1,000,000	Baltimore MD Spl Oblig Ref E Baltimore Research Park Proj, Ser A	5.00%	09/01/38	1,071,670
975,000	Gaithersburg MD Econ Dev Rev Ref Proj Asbury MD Oblig Grp, Ser A	4.50%	01/01/25	1,068,610
85,000	Howard Cnty MD Retmnt Cmnty Rev Ref Vantage House Fac	5.00%	04/01/21	87,499
500,000	Howard Cnty MD Retmnt Cmnty Rev Ref Vantage House Fac	5.00%	04/01/26	528,335
220,000	MD St Econ Dev Corp Econ Dev Rev Transn Facs Proj, Ser A	5.38%	06/01/25	228,859
600,000	MD St Econ Dev Corp Student Hsg Rev Ref Sr Univ MD Proj	4.00%	07/01/24	633,786
2,490,000	MD St Econ Dev Corp Student Hsg Rev Ref Univ MD Clg Park Projs, AGM	5.00%	06/01/35	2,878,639
500,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Adventist Hlth Care Obligated Grp, Ser A	5.50%	01/01/26	594,870
800,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Anne Arundel Hlth System, Ser A	5.00%	07/01/30	947,400
1,000,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Anne Arundel Hlth System, Ser A	5.00%	07/01/32	1,172,200
790,000	MD St Ref, Ser B	5.00%	08/01/24	922,562
2,650,000	MD St St & Loc Facs Loan of 2013-1st, Ser A	5.00%	03/01/23	2,814,326
1,500,000	Prince Georges Cnty MD Rev Ref Collington Episcopal Life Care Cmnty Inc	5.00%	04/01/25	1,614,225
365,000	Rockville MD Mayor & Council Econ Dev Rev Ref Ingelside at King Farm Proj, Ser A-1	5.00%	11/01/27	408,063
250,000	Rockville MD Mayor & Council Econ Dev Rev Ref Ingelside at King Farm Proj, Ser A-2	3.38%	11/01/27	252,305
375,000	Rockville MD Mayor & Council Econ Dev Rev Ref Ingelside at King Farm Proj, Ser A-2	5.00%	11/01/28	417,015
				16,926,852
	Massachusetts – 0.9%
250,000	MA St Dev Fin Agy Rev Linden Ponds Inc Fac (a)	5.00%	11/15/28	271,707
325,000	MA St Dev Fin Agy Rev Merrimack Clg	5.00%	07/01/37	357,802
500,000	MA St Dev Fin Agy Rev Ref Newbridge Charles Inc (a)	5.00%	10/01/37	538,370
700,000	MA St Dev Fin Agy Rev Umass Boston Student Hsg Proj	5.00%	10/01/24	789,971
3,425,000	MA St, Ser A	5.00%	03/01/41	3,844,597
				5,802,447
	Michigan – 2.9%
240,000	Detroit MI Downtown Dev Auth Tax Incr Rev Ref Catalyst Dev Proj, Ser A, AGM	5.00%	07/01/32	262,786
500,000	Detroit MI Downtown Dev Auth Tax Incr Rev Ref Catalyst Dev Proj, Ser A, AGM	5.00%	07/01/33	546,135
735,000	Grand Traverse Cnty MI Hosp Fin Auth Munson Hlth Care Obligated Grp, Ser A	5.00%	07/01/44	830,785
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Michigan (Continued)
$4,500,000	Great Lakes MI Wtr Auth Wtr Sply Sys Rev Ref Second Lien, Ser D	5.00%	07/01/36	$5,159,565
1,125,000	Great Lakes MI Wtr Auth Wtr Sply Sys Rev Ref Sr Lien, Ser C	5.00%	07/01/28	1,343,880
1,000,000	Marquette MI Brd of Light & Pwr Elec Utility Sys Rev Ref, Ser A	5.00%	07/01/29	1,169,500
890,000	MI St Fin Auth Ltd Oblig Rev Ref College for Creative Studies Proj	5.00%	12/01/25	977,291
325,000	MI St Fin Auth Rev Loc Govt Loan Program Great Lakes Wtr Auth Ref, Ser C	5.00%	07/01/27	378,495
1,000,000	MI St Fin Auth Rev Ref Loc Govt Loan Program Great Lakes Wtr Auth, Ser D-1	5.00%	07/01/34	1,145,140
500,000	MI St Fin Auth Rev Ref Loc Govt Loan Program, Ser F1	3.80%	10/01/22	517,385
125,000	MI St Fin Auth Rev Ref Loc Govt Loan Program, Ser F1	3.88%	10/01/23	130,783
1,000,000	MI St Univ Rev Brd of Trustees, Ser B	5.00%	02/15/34	1,211,690
650,000	Midland MI Pub Schs Sch Bldg & Site, Ser II	5.00%	05/01/35	782,548
1,990,000	Utica MI Cmnty Schs Ref Sch Bldg & Site	5.00%	05/01/31	2,312,678
2,800,000	Wayne Cnty MI Arpt Auth Rev Ref, Ser F, AMT	5.00%	12/01/25	3,283,756
				20,052,417
	Minnesota – 1.5%
175,000	Baytown Twp MN Lease Ref, Ser A	3.00%	08/01/22	174,727
370,000	Duluth MN Indep Sch Dist #709 Ref, Ser B, COPS	5.00%	02/01/27	434,188
480,000	Hugo MN Chtr Sch Lease Rev Noble Academy Proj, Ser A	4.00%	07/01/22	493,627
400,000	Minneapolis MN Mf Rev Riverside Home Proj, Ser B (Mandatory put 05/01/20)	3.75%	11/01/21	400,664
1,000,000	North Oaks MN Sr Hsg Rev Ref Waverly Gardens Proj	5.00%	10/01/28	1,101,950
1,000,000	Rochester MN Hlth Care & Hsg Rev Ref Samaritan Bethany Inc Proj, Ser A	5.00%	08/01/37	1,044,610
580,000	Saint Paul MN Hsg & Redev Auth Hlth Care Fac Rev Ref HealthPartners Oblig Grp, Ser A	5.00%	07/01/30	665,399
500,000	Saint Paul MN Hsg & Redev Auth Hlth Care Fac Rev Ref HealthPartners Oblig Grp, Ser A	5.00%	07/01/32	565,970
3,420,000	Saint Paul MN Hsg & Redev Auth Hlth Care Fac Rev Ref HealthPartners Oblig Grp, Ser A	5.00%	07/01/33	3,852,562
700,000	Saint Paul MN Hsg & Redev Auth Mf Hsg Rev Pioneer Press Apts Proj, Ser B (Mandatory put 11/01/20) (a)	3.38%	05/01/21	698,838
500,000	Saint Paul Park MN Sr Hsg & Hlth Care Rev Ref Presbyterian Homes Bloomington Proj	3.00%	09/01/24	507,390
400,000	Saint Paul Park MN Sr Hsg & Hlth Care Rev Ref Presbyterian Homes Bloomington Proj	3.13%	09/01/25	407,580
				10,347,505
	Mississippi – 0.7%
600,000	MS St Gaming Tax Rev, Ser A	5.00%	10/15/31	720,204
2,000,000	MS St, Ser A	5.00%	11/01/33	2,370,060
500,000	West Rankin MS Utility Auth Rev, AGM	5.00%	01/01/32	573,385
1,215,000	West Rankin MS Utility Auth Rev, AGM	5.00%	01/01/33	1,390,166
				5,053,815
	Missouri – 1.0%
220,000	Jackson Cnty MO Spl Oblig Ref Truman Sports Complex Proj	5.00%	12/01/22	244,079
700,000	Jackson Cnty MO Spl Oblig Ref Truman Sports Complex Proj	5.00%	12/01/31	799,918
1,670,000	Joplin MO Indl Dev Auth Hlth Facs Rev Ref Freeman Hlth System	5.00%	02/15/26	1,880,036
1,000,000	Kansas City MO Land Clearance Redev Auth Proj Rev Convention Ctr Hotel Proj Tif Fing, Ser B (a)	5.00%	02/01/40	1,053,500
200,000	MO St Dev Fin Brd Infrastructure Facs Rev Ref Independence MO Centerpoint Proj, Ser B	5.00%	04/01/28	229,868

See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Missouri (Continued)
$200,000	MO St Hlth & Eductnl Facs Auth Eductnl Facs Rev St Louis Clg Pharmacy, Ser B	5.00%	05/01/30	$216,386
160,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svcs	5.00%	02/01/23	173,326
500,000	MO St Hlth & Eductnl Facs Auth Sr Living Facs Lutheran Sr	5.38%	02/01/35	508,495
250,000	Saint Charles Cnty MO Pub Wtr Sply Dist #2 Ref, COPS	5.00%	12/01/28	295,208
1,040,000	Saint Louis MO Muni Fin Corp Sales Tax Leasehold Rev Ref	5.00%	02/15/28	1,209,156
				6,609,972
	Montana – 0.1%
740,000	MT St Fac Fin Auth Rev Ref	5.00%	02/15/25	859,266
130,000	MT St Fac Fin Auth Rev Ref	5.00%	02/15/29	153,097
				1,012,363
	Nebraska – 0.5%
1,745,000	Central Plains Energy Proj NE Gas Proj Rev Proj #3	5.00%	09/01/27	1,888,753
545,000	Madison Cnty NE Hosp Auth #1 Ref Faith Regl Hlth Svcs Proj	5.00%	07/01/28	631,770
500,000	NE St Pub Pwr Dist Rev Gen, Ser C	5.00%	01/01/35	578,350
				3,098,873
	Nevada – 0.5%
1,060,000	Clark Cnty NV Impt Dist Ref Spl Loc Impt #151	4.50%	08/01/23	1,111,261
440,000	Las Vegas NV Spl Impt Dist #808 & #810 Ref	5.00%	06/01/22	464,240
335,000	NV Dept of Business & Industry NV Doral Academy, Ser A (a)	5.00%	07/15/27	365,907
300,000	Reno NV Capital Impt Rev Ref, Ser A-1, AGM	5.00%	06/01/29	355,251
450,000	Reno NV Capital Impt Rev Ref, Ser A-1, AGM	5.00%	06/01/30	528,093
275,000	Reno NV Capital Impt Rev Ref, Ser A-1, AGM	5.00%	06/01/31	320,262
				3,145,014
	New Jersey – 1.6%
450,000	NJ St Econ Dev Auth Mtr Vehcl Surcharge Rev Ref Sub, Ser A, BAM	5.00%	07/01/28	525,938
500,000	NJ St Econ Dev Auth Ref, Ser A, BAM	5.00%	06/15/23	553,470
490,000	NJ St Econ Dev Auth Spl Fac Rev Ref Port Newark Container Terminal LLC Proj, AMT	5.00%	10/01/25	554,023
1,000,000	NJ St Hlth Care Facs Fing Auth Rev Ref Hackensack Meridian Hlth, Ser A	5.00%	07/01/24	1,161,070
100,000	NJ St Transit Corp, Ser A, GANS	5.00%	09/15/21	106,843
90,000	NJ St Transprtn Trust Fund Auth Cap Apprec Transn Sys, Ser C, AMBAC	(c)	12/15/25	73,852
165,000	NJ St Transprtn Trust Fund Auth Fed Hwy Reimbursement Nts, Ser A-1	5.00%	06/15/28	190,229
3,020,000	NJ St Transprtn Trust Fund Auth Ref Transptrn Sys, Ser A	5.00%	12/15/26	3,474,661
500,000	NJ St Transprtn Trust Fund Auth Ref Transptrn Sys, Ser A	5.00%	12/15/30	573,965
1,400,000	NJ St Transprtn Trust Fund Auth Transn Sys, Ser D	5.25%	12/15/23	1,588,510
400,000	NJ St Transprtn Trust Fund Auth Transprtn Program, Ser AA	4.00%	06/15/27	412,864
1,000,000	Tobacco Settlement Fing Corp NJ Ref, Ser A	5.00%	06/01/26	1,170,490
500,000	Tobacco Settlement Fing Corp NJ Ref, Ser A	5.00%	06/01/27	593,110
				10,979,025
	New Mexico – 0.3%
600,000	Lower Petroglyphs Pub Impt Dist NM Spl Levy Rev Ref Rev	4.00%	10/01/23	604,992
230,000	Lower Petroglyphs Pub Impt Dist NM Spl Levy Rev Ref Rev	4.20%	10/01/24	233,443
240,000	Lower Petroglyphs Pub Impt Dist NM Spl Levy Rev Ref Rev	4.30%	10/01/25	244,166
250,000	Lower Petroglyphs Pub Impt Dist NM Spl Levy Rev Ref Rev	4.45%	10/01/26	255,058
260,000	Lower Petroglyphs Pub Impt Dist NM Spl Levy Rev Ref Rev	4.55%	10/01/27	265,829
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New Mexico (Continued)
$365,000	Lower Petroglyphs Pub Impt Dist NM Spl Levy Rev Ref Rev	5.00%	10/01/33	$383,918
				1,987,406
	New York – 5.6%
100,000	Buffalo & Erie Cnty NY Indl Land Dev Corp Rev Ref Orchard Park	5.00%	11/15/22	107,671
115,000	Buffalo & Erie Cnty NY Indl Land Dev Corp Rev Ref Orchard Park	5.00%	11/15/24	127,392
3,400,000	Build NYC Resource Corp NY Sol Wst Disp Rev Ref Pratt Paper Inc Proj, AMT (a)	5.00%	01/01/35	3,671,116
1,975,000	Met Transprtn Auth NY Rev Ref Transptrn, Subser C-1	5.00%	11/15/34	2,268,090
840,000	Monroe Cnty NY Indl Dev Corp Rev Ref Nazareth College of Rochester Proj, Ser A	5.00%	10/01/23	935,626
4,220,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Ref 2nd Gen Resolution, Subser CC-1	4.00%	06/15/33	4,652,845
1,000,000	New York City NY Transitional Fin Auth Rev Future Tax Secured Sub Fiscal 2016, Ser A-1	5.00%	08/01/37	1,155,410
1,500,000	New York City NY Transitional Fin Auth Rev Future Tax Sub, Subser E-1	5.00%	02/01/37	1,736,310
1,350,000	New York City NY Transitional Fin Auth Rev Sub Future Tax Secured Fiscal 1999, Ser A Subser E-1	5.00%	02/01/36	1,593,257
2,000,000	New York City NY Transitional Fin Auth Rev Sub Future Tax Secured Fiscal 1999, Ser A Subser E-1	5.00%	02/01/40	2,331,820
5,000,000	New York City NY Transitional Fin Auth Rev Var Future Tax Secured, Subser G-5 (d)	2.30%	05/01/34	5,000,000
4,160,000	New York NY Var, Ser E Subser E-2 (d)	2.31%	08/01/34	4,160,000
300,000	NY St Dorm Auth Revs Non St Supported Debt Ref Orange Regl Med Ctr (a)	5.00%	12/01/25	347,841
195,000	NY St Dorm Auth Revs Non St Supported Debt Unrefunded Pace Univ, Ser A	4.00%	05/01/22	205,070
85,000	NY St Dorm Auth Revs Non St Supported Debt Unrefunded Pace Univ, Ser A	5.00%	05/01/23	93,683
2,850,000	NY St Dorm Auth St Personal Income Tax Rev Ref, Ser E	5.00%	03/15/34	3,317,001
400,000	NY St Transprtn Dev Corp Spl Fac Rev Ref American Airls Inc John F Kennedy Intl Arpt Proj, AMT	5.00%	08/01/19	402,576
500,000	Port Auth of New York & New Jersey NY Consol One Hundred Eighty Fifth Ref, AMT	5.00%	09/01/23	565,425
465,000	Port Auth of New York & New Jersey NY Ref Consol, Ser 186, AMT	5.00%	10/15/35	524,650
15,000	Suffolk Cnty NY Econ Dev Corp Rev Prerefunded Catholic Hlth Svcs Long Island Oblig Grp Proj	5.00%	07/01/28	16,090
85,000	Suffolk Cnty NY Econ Dev Corp Rev Unrefunded Catholic Hlth Svcs Long Island Oblig Grp Proj	5.00%	07/01/28	90,700
5,000,000	Triborough Bridge & Tunnel Auth Rev Var Gen, Ser B-1 (d)	2.31%	01/01/33	5,000,000
				38,302,573
	North Carolina – 2.1%
1,775,000	Charlotte NC Wtr & Swr Sys Rev Ref	5.00%	07/01/22	1,961,961
5,000,000	Charlotte NC Wtr & Swr Sys Rev Ref	4.00%	07/01/36	5,401,300
575,000	Charlotte-Mecklenburg NC Hosp Auth Hlth Care Sys Rev Ref Carolinas Hlth Care Sys, Ser A	5.00%	01/15/34	660,566
750,000	Greenville NC Comb Enterprise Sys Rev Ref	5.00%	04/01/28	900,735
1,330,000	Monroe NC Comb Enterprise Sys Rev Ref	5.00%	03/01/28	1,574,108
900,000	NC St Capital Facs Fin Agy Student Rev Ref Hsg NC A&T Univ Fdtn Proj, Ser A, AGC	5.00%	06/01/26	1,037,619

See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	North Carolina (Continued)
$630,000	NC St Med Care Commission Retmnt Facs Rev Ref United Methodist Retmnt Homes, Ser A	5.00%	10/01/29	$699,048
750,000	NC St Med Care Commission Retmnt Facs Rev Ref United Methodist Retmnt Homes, Ser A	5.00%	10/01/37	816,240
500,000	NC St Med Care Commission Retmnt Facs Rev Ref United Methodist Retmnt Homes, Ser A	5.00%	10/01/47	539,575
430,000	Raleigh Durham NC Arpt Auth Arpt Rev Ref, Ser A, AMT	5.00%	05/01/36	498,886
				14,090,038
	North Dakota – 0.2%
225,000	Burleigh Cnty ND Hlth Care Rev St Alexius Med Ctr Proj, Ser A	5.00%	07/01/22	240,705
1,300,000	Grand Forks ND Sr Hsg & Nur Fac Rev Ref Vly Homes Oblig Grp, Ser A	5.00%	12/01/23	1,382,394
				1,623,099
	Ohio – 3.3%
135,000	Butler Cnty OH Hosp Facs Ref Uc Hlth	5.00%	11/15/30	159,277
1,500,000	Butler Cnty OH Hosp Facs Ref Uc Hlth	5.00%	11/15/31	1,758,885
1,000,000	Butler Cnty OH Hosp Facs Ref Uc Hlth	5.00%	11/15/32	1,167,080
1,000,000	Chillicothe OH City Sch Dist Ref, AGM	4.00%	12/01/31	1,078,060
500,000	Cleveland OH Pub Pwr Sys Rev Ref, Ser A, AGM	5.00%	11/15/24	578,350
600,000	Cleveland-Cuyahoga Cnty OH Port Auth Cultural Fac Rev Ref Playhouse Sq Fdtn Proj	5.00%	12/01/28	661,152
700,000	Cleveland-Cuyahoga Cnty OH Port Auth Cultural Fac Rev Ref Playhouse Sq Fdtn Proj	5.50%	12/01/43	791,791
1,255,000	Columbus OH Swr Rev Ref Sys	5.00%	06/01/26	1,471,814
700,000	Hamilton Cnty OH Hlth Care Facs Rev Christ Hosp Proj	5.25%	06/01/27	764,057
960,000	Miami Cnty OH Hosp Facs Rev Ref & Impt Kettering Hlth Network Oblig Grp	5.00%	08/01/32	1,139,203
1,000,000	Miami Cnty OH Hosp Facs Rev Ref & Impt Kettering Hlth Network Oblig Grp	5.00%	08/01/33	1,180,970
3,000,000	Miami Cnty OH Hosp Facs Rev Ref & Impt Kettering Hlth Network Oblig Grp	5.00%	08/01/36	3,495,270
575,000	Miamisburg OH City Sch Dist Ref	5.00%	12/01/35	662,613
1,000,000	OH St Hgr Edu, Ser A	5.00%	05/01/33	1,157,940
2,000,000	OH St Spl Oblig, Ser A-2	5.00%	04/01/30	2,322,240
1,000,000	OH St Wtr Dev Auth Rev Wtr Dev Fresh Wtr, Ser A	5.00%	12/01/21	1,086,180
2,500,000	OH St, Ser T	5.00%	05/01/32	3,018,150
				22,493,032
	Oklahoma – 1.0%
900,000	Catoosa OK Indl Auth Sales Tax Rev	4.50%	10/01/32	909,585
750,000	OK St Dev Fin Auth Hlth Sys Rev OU Medicine Proj, Ser B	5.25%	08/15/48	851,670
1,000,000	Oklahoma Cnty OK Fin Auth Eductnl Facs Lease Rev Midwest City De City Pub Schs Proj	5.00%	10/01/25	1,177,580
1,000,000	Oklahoma Cnty OK Fin Auth Eductnl Facs Lease Rev Midwest City De City Pub Schs Proj	5.00%	10/01/26	1,198,940
1,000,000	Tulsa Cnty OK Indl Auth Sr Living Cmnty Rev Ref Montereau Inc Proj	5.00%	11/15/25	1,141,460
250,000	Tulsa Cnty OK Indl Auth Sr Living Cmnty Rev Ref Montereau Inc Proj	5.00%	11/15/26	288,110
100,000	Tulsa OK Arpts Impt Trust Ref, Ser D, BAM	5.00%	06/01/28	103,351
1,000,000	Weatherford OK Indl Trust Eductnl Facs Lease Rev Weatherford Pub Schs Proj	5.00%	03/01/31	1,192,740
				6,863,436
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Oregon – 3.5%
$170,000	Clackamas Cnty OR Hosp Fac Auth Rev Ref Sr Living Willamette View Proj, Ser A	4.00%	05/15/26	$181,154
250,000	Clackamas Cnty OR Hosp Fac Auth Rev Ref Sr Living Willamette View Proj, Ser A	5.00%	11/15/32	280,570
145,000	Multnomah Cnty OR Hosp Facs Auth Rev Ref Terwilliger Plaza	5.00%	12/01/20	149,267
4,000,000	OR St Dept of Admin Svcs Lottery Rev, Ser A	5.00%	04/01/34	4,784,320
2,035,000	OR St Dept of Admin Svcs Lottery Rev, Ser A	5.00%	04/01/35	2,427,633
2,000,000	OR St Dept of Transprtn Highway User Tax Rev Ref Sr Lien, Ser C	5.00%	11/15/21	2,169,480
2,500,000	OR St Dept of Transprtn Highway User Tax Rev Ref, Ser A	5.00%	11/15/22	2,790,400
1,100,000	OR St Facs Auth Rev Ref Univ Portland, Ser A	5.00%	04/01/32	1,257,685
2,500,000	Portland OR Swr Sys Rev 2nd Lien, Ser A	4.50%	05/01/31	2,861,775
4,925,000	Tri-Cnty OR Met Transprtn Dist, Ser A	5.00%	10/01/31	5,897,146
700,000	Yamhill Cnty OR Hosp Auth Ref Friendsview Retmnt Cmnty, Ser A	5.00%	11/15/31	765,086
				23,564,516
	Pennsylvania – 6.3%
500,000	Allegheny Cnty PA Hosp Dev Auth Ref Allegheny Hlth Network Obligated Grp Issue, Ser A	5.00%	04/01/26	585,490
1,500,000	Allegheny Cnty PA Hosp Dev Auth Ref Allegheny Hlth Network Obligated Grp Issue, Ser A	5.00%	04/01/32	1,760,055
460,000	Berks Cnty PA Indl Dev Auth Hlth Care Facs Rev Ref Highlands at Wyomissing, Ser-A	5.00%	05/15/32	516,686
395,000	Bucks Cnty PA Indl Dev Auth Ref Pennswood Vlg Proj, Ser A	5.00%	10/01/32	440,231
415,000	Bucks Cnty PA Indl Dev Auth Ref Pennswood Vlg Proj, Ser A	5.00%	10/01/33	461,555
1,000,000	Bucks Cnty PA Indl Dev Auth Ref Pennswood Vlg Proj, Ser A	5.00%	10/01/37	1,104,030
765,000	Chester Cnty PA Indl Dev Auth Renaissance Academy Chrt Sch	5.00%	10/01/34	823,859
1,000,000	Cmwlth Fing Auth PA Tobacco Master Settlement Payment Rev Tobacco Master Settlement Payment Bonds	5.00%	06/01/25	1,166,500
410,000	Cmwlth Fing Auth PA Tobacco Master Settlement Payment Rev Tobacco Master Settlement Payment Bonds	5.00%	06/01/26	486,715
500,000	Colonial PA Sch Dist	5.00%	02/15/36	577,260
300,000	Colonial PA Sch Dist, Ser A	5.00%	02/15/34	350,043
300,000	Cumberland Cnty PA Muni Auth Ref Diakon Lutheran Ministries Proj	5.00%	01/01/30	330,108
700,000	Cumberland Cnty PA Muni Auth Ref Diakon Lutheran Ministries Proj	5.00%	01/01/38	753,172
1,150,000	Cumberland Cnty PA Muni Auth Ref Diakon Lutheran Social Ministries	5.00%	01/01/25	1,284,205
1,000,000	Cumberland Cnty PA Muni Auth Ref Diakon Lutheran Social Ministries	5.00%	01/01/33	1,102,020
1,660,000	Cumberland Cnty PA Muni Auth Ref Messiah Vlg Proj	5.00%	07/01/28	1,814,978
1,340,000	Delaware Cnty PA Auth Ref Elwyn Proj	5.00%	06/01/27	1,478,610
1,165,000	Dover PA Area Sch Dist, BAM	4.00%	04/01/32	1,275,768
770,000	E Hempfield Twp PA Indl Dev Auth Ref Willow Vly Cmntys Proj	5.00%	12/01/29	878,685
500,000	Middletown PA Sch Dist, Ser A	5.00%	03/01/28	546,415
1,000,000	Montgomery Cnty PA Hgr Edu & Hlth Auth Ref Philadelphia Presbytery Homes Inc Proj	5.00%	12/01/32	1,088,430
980,000	Montgomery Cnty PA Indl Dev Auth Acts Retmnt Life Cmntys Ref	5.00%	11/15/25	1,059,351
50,000	Montgomery Cnty PA Indl Dev Auth Acts Retmnt Life Cmntys Ref	5.00%	11/15/29	53,581
2,850,000	Montgomery Cnty PA Indl Dev Auth Ref Acts Retmnt Life Cmntys Inc Oblig Grp	5.00%	11/15/36	3,198,897
480,000	Montgomery Cnty PA Indl Dev Auth Ref Meadowood Sr Living Proj, Ser A	5.00%	12/01/26	535,349

See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Pennsylvania (Continued)
$140,000	Northampton Cnty PA Gen Purpose Auth Clg Rev Ref Moravian Clg	5.00%	10/01/25	$161,582
225,000	Northampton Cnty PA Gen Purpose Auth Clg Rev Ref Moravian Clg	5.00%	10/01/26	261,043
340,000	Northampton Cnty PA Gen Purpose Auth Clg Rev Ref Moravian Clg	5.00%	10/01/31	382,867
1,800,000	Northampton Cnty PA Gen Purpose Auth Hosp Rev Ref St Luke’s Univ Hlth Network Proj, Ser A	5.00%	08/15/28	2,111,814
1,000,000	PA St Hgr Eductnl Facs Auth Rev Ref Drexel Univ	5.00%	05/01/25	1,164,540
1,105,000	PA St Hgr Eductnl Facs Auth Rev Ref Drexel Univ	5.00%	05/01/34	1,261,391
1,000,000	PA St Turnpike Commission Turnpike Rev Ref	5.00%	12/01/33	1,133,740
550,000	PA St Turnpike Commission Turnpike Rev Subordinate, Ser A-1	5.00%	12/01/30	630,168
290,000	Philadelphia PA Gas Wks Rev Ref	5.00%	08/01/25	339,230
1,625,000	Philadelphia PA Gas Wks Rev Ref	5.00%	08/01/29	1,872,065
1,000,000	Philadelphia PA Gas Wks Rev Ref 1998 General Ordinance, 14th Ser	5.00%	10/01/29	1,173,930
2,000,000	Philadelphia PA Gas Wks Rev Ref 1998 General Ordinance, 14th Ser	5.00%	10/01/34	2,304,560
2,500,000	Philadelphia PA Gas Wks Rev Ref 1998 General Ordinance, 15th Ser	5.00%	08/01/42	2,864,725
750,000	Philadelphia PA Ref, Ser A	5.25%	07/15/28	848,152
405,000	Southcentrl PA General Auth Rev Ref Hanover Hosp Inc	5.00%	12/01/23	457,938
1,970,000	Westmoreland Cnty PA Muni Auth Ref, BAM	5.00%	08/15/42	2,238,747
				42,878,485
	Puerto Rico – 0.0%
105,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1, CABS	(c)	07/01/31	62,726
	Rhode Island – 0.5%
1,125,000	RI St Hlth & Eductnl Bldg Corp Rev Ref Hosp Fing Lifespan Oblig Grp	5.00%	05/15/29	1,295,437
1,460,000	RI St Hlth & Eductnl Bldg Corp Rev Ref Hosp Fing Lifespan Oblig Grp	5.00%	05/15/32	1,652,326
480,000	Tobacco Settlement Fing Corp RI Ref, Ser A	5.00%	06/01/24	531,595
				3,479,358
	South Carolina – 0.5%
1,000,000	Greenville SC Hosp Sys Brd Hosp Facs Rev, Ser B	5.00%	05/01/30	1,126,710
150,000	Lancaster Cnty SC Assmnt Rev Ref Walnut Creek Impt Dist, Ser A-1	3.13%	12/01/22	150,579
1,000,000	Lancaster Cnty SC Assmnt Rev Ref Walnut Creek Impt Dist, Ser A-1	5.00%	12/01/31	1,036,360
745,000	Piedmont SC Muni Pwr Agy Elec Rev Ref, Ser A-3	5.00%	01/01/23	781,177
30,000	SC St Jobs Econ Dev Auth Hosp Rev Ref Palmetto Hlth, Ser A	5.00%	08/01/23	34,079
150,000	SC St Jobs Econ Dev Auth Hosp Rev Ref Palmetto Hlth, Ser A, AGM	5.50%	08/01/24	162,858
				3,291,763
	South Dakota – 0.2%
1,000,000	SD St Hlth & Eductnl Facs Auth Sanford Oblig Grp, Ser B	5.00%	11/01/34	1,126,300
	Tennessee – 1.6%
325,000	Chattanooga TN Hlth Eductnl & Hsg Fac Brd Rev Ref Student Hsg CDFI Phase I	5.00%	10/01/23	362,141
120,000	Jackson TN Hosp Rev Ref West Tennessee Hlth Care, Ser A	5.00%	04/01/25	138,562
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Tennessee (Continued)
$300,000	Jackson TN Hosp Rev Ref West Tennessee Hlth Care, Ser A	5.00%	04/01/26	$351,924
600,000	Memphis Shelby Cnty TN Arpt Auth Arpt Rev Ref, Ser B, AMT	5.75%	07/01/23	628,344
865,000	Met Govt Nashville & Davidson Cnty TN Elec Rev Sys, Ser A	5.00%	05/15/35	1,033,191
1,215,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Ref Lipscomb Univ Proj, Ser A	5.00%	10/01/28	1,415,366
1,385,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Ref Lipscomb Univ Proj, Ser A	5.00%	10/01/29	1,604,509
375,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Ref Lipscomb Univ Proj, Ser A	5.00%	10/01/37	436,920
3,355,000	TN St Energy Acquisition Corp Gas Rev Proj, Ser A (Mandatory put 05/01/23)	4.00%	05/01/48	3,557,004
50,000	TN St Energy Acquisition Corp Gas Rev, Ser A	5.25%	09/01/22	54,474
960,000	TN St Energy Acquisition Corp Gas Rev, Ser A	5.25%	09/01/26	1,124,995
				10,707,430
	Texas – 9.8%
450,000	Austin TX Arpt Sys Rev, AMT	5.00%	11/15/33	506,682
3,550,000	Austin TX Wtr & Wstwtr Sys Rev Ref	5.00%	11/15/30	4,050,017
455,000	Bexar Cnty TX Hlth Facs Dev Corp Ref Army Retmnt Residence Fdtn Proj	5.00%	07/15/25	514,227
435,000	Bexar Cnty TX Hlth Facs Dev Corp Ref Army Retmnt Residence Fdtn Proj	5.00%	07/15/27	497,949
600,000	Brd of Managers TX Joint Guadalupe Cnty City of Seguin Hosp Mtg Ref	5.00%	12/01/24	651,678
600,000	Centrl TX Regl Mobility Auth Rev Ref Sub Lien	5.00%	01/01/33	652,134
850,000	Centrl TX Regl Mobility Auth Rev Sr Lien, Ser A	5.00%	01/01/29	979,804
500,000	Clifton TX Hgr Edu Fin Corp Edu Rev Idea Pub Schs	5.00%	08/15/32	532,890
1,390,000	Clifton TX Hgr Edu Fin Corp Edu Rev, Ser A	4.00%	12/01/25	1,454,357
725,000	Deer Park TX Indep Sch Dist Sch Bldg	5.00%	08/15/33	854,021
600,000	Deer Park TX Indep Sch Dist Sch Bldg	5.00%	08/15/34	704,874
1,000,000	Deer Park TX Indep Sch Dist Sch Bldg	5.00%	08/15/35	1,172,570
700,000	Deer Park TX Indep Sch Dist Sch Bldg	5.00%	08/15/36	818,482
555,000	Flower Mound TX Spl Assmnt Rev River Walk Pub Impt Dist #1	6.13%	09/01/28	567,238
1,000,000	Harris Cnty TX Cultural Edu Facs Fin Corp Med Facs Rev Ref Baylor Clg of Med	4.00%	11/15/30	1,093,270
1,100,000	Harris Cnty TX Ref Sr Lien Toll Road, Ser B	5.00%	08/15/36	1,265,990
2,600,000	Harris Cnty TX Ref Sr Lien, Ser A	5.00%	08/15/36	3,036,280
500,000	Houston TX Arpt Sys Rev Ref United Airls Inc Terminal E Proj, AMT	4.50%	07/01/20	512,000
100,000	Houston TX Arpt Sys Rev Ref United Airls Inc Terminal E Proj, AMT	4.75%	07/01/24	108,372
1,000,000	Houston TX Arpt Sys Rev Ref, Ser B-2, AMT	5.00%	07/15/20	1,028,020
1,000,000	Houston TX Hotel Occupancy Tax & Spl Rev Ref Convention & Entertainment Facs Dept	5.00%	09/01/32	1,206,140
1,000,000	Houston TX Utility Sys Rev Ref 1st Lien, Ser D	5.00%	11/15/29	1,185,170
990,000	La Vernia TX Hgr Edu Fin Corp Edu Rev Meridian World Sch (a)	4.35%	08/15/25	1,015,681
905,000	La Vernia TX Hgr Edu Fin Corp Edu Rev Meridian World Sch, Ser A (a)	4.20%	08/15/25	925,019
1,290,000	Leander TX Spl Assmnt Rev Crystal Springs Pub Impt Dist Proj Accd Inv (e)	5.13%	09/01/38	1,306,138
500,000	Liberty Hill TX Indep Sch Dist Ref	5.00%	08/01/30	595,195
700,000	Lower Colorado River TX Auth Transmission Contract Rev Ref LCRA Transmission Svcs Corp Proj	5.00%	05/15/33	818,244
400,000	Lower Colorado River TX Auth Transmission Contract Rev Ref LCRA Transmission Svcs Corp Proj	5.00%	05/15/37	469,032

See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Texas (Continued)
$610,000	Lower Colorado River TX Auth Transmission Contract Rev Ref LCRA Transmission Svcs Corp Proj	5.00%	05/15/38	$712,553
1,000,000	Lower Colorado River TX Auth Transmission Contract Rev Ref LCRA Transmission Svcs Corp Proj	5.00%	05/15/40	1,158,250
370,000	Mission TX Ctfs Oblig, AGM	5.00%	02/15/30	440,685
1,105,000	Montgomery TX Indep Sch Dist Ref Sch Bldg	5.00%	02/15/28	1,290,585
2,250,000	N TX Tollway Auth Rev Ref 2nd Tier, Ser B	5.00%	01/01/31	2,610,562
1,500,000	N TX Tollway Auth Rev Ref Sys Second Tier, Ser B	5.00%	01/01/31	1,681,305
250,000	N TX Tollway Auth Rev Ref, Ser A	5.00%	01/01/33	290,768
1,415,000	New Hope Cultural Edu Facs Fin Corp TX Retmnt Fac Rev Ref Longhorn Vlg Proj	5.00%	01/01/31	1,484,660
1,200,000	New Hope Cultural Edu Facs Fin Corp TX Retmnt Fac Rev Ref Longhorn Vlg Proj	5.00%	01/01/32	1,254,288
835,000	New Hope Cultural Edu Facs Fin Corp TX Student Hsg Rev Chf Collegiate Hsg Galveston I LLC TX A&M Univ Galveston	5.00%	04/01/22	873,635
500,000	New Hope Cultural Edu Facs Fin Corp TX Student Hsg Rev Chf TX A&M Univ Corpus Christi Island Campus Proj, Ser A	5.00%	04/01/29	527,365
505,000	Newark Hgr Edu Fin Corp TX Edu Rev Austin Achieve Pub Schs Inc, Ser A	5.00%	06/15/32	520,397
495,000	Red River TX Hlth Facs Dev Corp Retmnt Fac Rev MRC Crestview, Ser A	7.75%	11/15/31	569,022
2,690,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Hosp Rev Ref Baylor Scott & White Hlth Proj, Ser A	5.00%	11/15/45	3,047,474
770,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Retmnt Fac Rev Ref Buckner Retmnt Svcs Inc Proj	5.00%	11/15/29	892,484
525,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Retmnt Fac Rev Temps 50 Buckner Sr Living Ventana Proj, Ser B-3	3.88%	11/15/22	525,131
1,215,000	TX St Muni Gas Acquisition & Sply Corp I Gas Sply Rev Sr Lien, Ser A	5.25%	12/15/26	1,458,304
600,000	TX St Muni Gas Acquisition & Sply Corp III Gas Sply Rev	5.00%	12/15/24	659,484
2,850,000	TX St Muni Gas Acquisition & Sply Corp III Gas Sply Rev	5.00%	12/15/30	3,092,877
1,080,000	TX St Muni Gas Acquisition & Sply Corp III Gas Sply Rev	5.00%	12/15/31	1,169,554
525,000	TX St Transprtn Commission Central TX Turnpike Sys Rev Ref, Ser B	5.00%	08/15/37	587,806
785,000	TX St Wtr Dev Brd St Wtr Implementation Fund, Ser A	5.00%	04/15/30	962,975
3,250,000	TX St Wtr Dev Brd St Wtr Implementation Rev Fund for TX	4.00%	10/15/32	3,609,157
150,000	Univ of Houston TX Univ Rev Ref, Ser A	5.00%	02/15/26	180,365
3,250,000	Univ of Houston TX Univ Rev Ref, Ser A	5.00%	02/15/31	3,808,252
1,900,000	Univ of Houston TX Univ Rev Ref, Ser A	5.00%	02/15/35	2,202,100
1,560,000	Uptown Dev Auth TX Incr Contract Rev, Ser A	5.00%	09/01/36	1,733,394
500,000	Viridian TX Muni Mgmt Dist Ref Utility Impt, BAM	6.00%	12/01/26	606,660
155,000	Viridian TX Muni Mgmt Dist Road Impt, BAM	5.00%	12/01/26	173,524
125,000	Viridian TX Muni Mgmt Dist Utility Impt, BAM	5.00%	12/01/26	139,939
				66,785,029
	Utah – 1.3%
1,180,000	Grand Cnty Sch Dist Loc Bldg Auth UT, AGM	5.00%	12/15/27	1,390,441
1,370,000	Grand Cnty Sch Dist Loc Bldg Auth UT, AGM	5.00%	12/15/30	1,579,459
1,400,000	Grand Cnty Sch Dist Loc Bldg Auth UT, AGM	5.00%	12/15/31	1,607,242
1,515,000	Grand Cnty Sch Dist Loc Bldg Auth UT, AGM	5.00%	12/15/32	1,733,721
400,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Ref Quest Academy	5.00%	04/15/32	456,284
325,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Ref Quest Academy	5.00%	04/15/37	365,901
500,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Spectrum Academy Proj (a)	6.00%	04/15/45	507,280
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Utah (Continued)
$1,145,000	UT St Transit Auth Sales Tax Rev Ref Sub, Ser A	5.00%	06/15/35	$1,301,865
				8,942,193
	Vermont – 0.7%
550,000	Burlington VT Ref Lakeview Garage Proj, Ser A, COPS	5.00%	12/01/24	616,715
745,000	VT St Econ Dev Auth Mtge Rev Ref Wake Robin Corp Proj, Ser A	5.00%	05/01/25	807,073
585,000	VT St Econ Dev Auth Mtge Rev Ref Wake Robin Corp Proj, Ser A	5.00%	05/01/26	637,147
2,500,000	VT St Eductnl & Hlth Bldgs Fing Agy Rev Ref Univ of VT Med Ctr, Ser A	5.00%	12/01/33	2,899,200
				4,960,135
	Virginia – 2.0%
1,350,000	Norfolk VA Redev & Hsg Auth Rev Ft Norfolk Retmnt Cmnty Harbors Edge Proj, Ser A	4.00%	01/01/29	1,399,099
1,000,000	Norfolk VA Redev & Hsg Auth Rev Ft Norfolk Retmnt Cmnty Harbors Edge Proj, Ser A	5.25%	01/01/54	1,059,140
2,000,000	VA St Pub Bldg Auth Pub Facs Rev, Ser C, AMT	5.00%	08/01/33	2,332,680
1,000,000	VA St Resources Auth Infrastructure Rev Ref Infrastructure VA Pooled Fing Program, Ser C	4.00%	11/01/33	1,102,030
1,570,000	Virginia Beach VA Dev Auth Rsdl Care Fac Rev Ref Westminster Canterbury on Chesapeake Bay	5.00%	09/01/32	1,812,722
1,000,000	Virginia Beach VA Dev Auth Rsdl Care Fac Rev Ref Westminster Canterbury on Chesapeake Bay	5.00%	09/01/33	1,150,570
1,210,000	Virginia Beach VA Dev Auth Rsdl Care Fac Rev Ref Westminster Canterbury on Chesapeake Bay	5.00%	09/01/35	1,385,039
275,000	Virginia Beach VA Dev Auth Rsdl Care Fac Rev Ref Westminster Canterbury on Chesapeake Bay	5.00%	09/01/36	313,989
2,365,000	Wstrn VA Regl Jail Auth Regl Jail Facs Rev Ref	5.00%	12/01/34	2,788,028
				13,343,297
	Washington – 2.6%
1,235,000	Benton Cnty WA Pub Utility Dist #1 Ref	4.00%	11/01/36	1,335,529
1,090,000	Centrl Puget Sound WA Regl Transit Auth Green Bond, Ser S-1	5.00%	11/01/36	1,284,271
1,250,000	Centrl Puget Sound WA Regl Transit Auth Sales & Use Tax Green Bond Ref & Impt, Ser S-1	5.00%	11/01/35	1,455,675
1,250,000	Energy NW WA Elec Rev Ref Columbia Generating Sys, Ser A	5.00%	07/01/38	1,434,637
1,500,000	Energy NW WA Elec Rev Ref, Ser A	5.00%	07/01/24	1,744,830
500,000	Grays Harbor Cnty WA Pub Hosp Dist #1 Hosp Rev Pub Hosp Dt, BANS	3.00%	08/01/19	499,985
575,000	Kalispel Tribe of Indians Priority Dist WA Rev, Ser A (a)	5.00%	01/01/32	630,395
155,000	Mason Cnty WA Pub Utility Dist #1 Sys	3.50%	12/01/21	159,948
270,000	Skagit Cnty WA Pub Hosp Dist #1 Ref & Impt Skagit Regl Hlth	4.00%	12/01/24	292,475
110,000	Skagit Cnty WA Pub Hosp Dist #1 Ref & Impt, Ser A	5.00%	12/01/22	120,437
165,000	Skagit Cnty WA Pub Hosp Dist #1 Skagit Vly Hosp	5.00%	12/01/20	170,768
500,000	Snohomish Cnty WA Hsg Auth	5.00%	04/01/34	587,635
250,000	Tacoma WA Elec Sys Rev	5.00%	01/01/37	291,862
35,000	WA St Hsg Fin Commission Ref Emerald Heights Proj	5.00%	07/01/22	38,131
50,000	WA St Hsg Fin Commission Ref Emerald Heights Proj	5.00%	07/01/28	54,967
2,500,000	WA St Ref R-2015D	5.00%	07/01/32	2,872,100
4,000,000	WA St, Ser B	5.00%	02/01/36	4,568,120
				17,541,765
	Wisconsin – 3.5%
1,315,000	Pub Fin Auth WI Chrt Sch Rev Limited American Prep Academy Las Vegas Proj, Ser A (a)	4.20%	07/15/27	1,363,260

See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Wisconsin (Continued)
$1,250,000	Pub Fin Auth WI Chrt Sch Rev Limited American Prep Academy Las Vegas Proj, Ser A (a)	5.13%	07/15/37	$1,338,413
1,945,000	Pub Fin Auth WI Edu Rev Ref Mountain Island Chrt Sch Ltd	4.00%	07/01/27	2,040,188
620,000	Pub Fin Auth WI Edu Rev Ref Mountain Island Chrt Sch Ltd	5.00%	07/01/37	660,542
425,000	Pub Fin Auth WI Eductnl Rev Piedmont Cmnty Chrt Sch	5.00%	06/15/34	483,969
1,000,000	Pub Fin Auth WI Exempt Facs Rev Ref Celanese Proj, Ser B, AMT	5.00%	12/01/25	1,132,640
385,000	Pub Fin Auth WI Retmnt Fac Rev Ref Whitestone Retmnt Facs 1st Mortgage Rev Bonds (a)	4.00%	03/01/27	398,872
1,000,000	Pub Fin Auth WI Retmnt Fac Rev Southminster (a)	5.00%	10/01/43	1,064,040
1,455,000	Pub Fin Auth WI Rev Ref Retmnt Hsg Fdtn Obligated Grp, Ser B	5.00%	11/15/26	1,650,261
500,000	Pub Fin Auth WI Rev Sr Maryland Proton Treatment Ctr, Ser A-1 (a)	6.25%	01/01/38	531,235
500,000	Pub Fin Auth WI Sr Living Rev Ref Mary’s Woods at Marylhurst Proj (a)	3.50%	11/15/23	500,085
1,300,000	WI St Gen Fund Annual Approp Rev Ref, Ser B	5.00%	05/01/34	1,523,678
3,445,000	WI St Hlth & Eductnl Facs Auth Rev Ref Ascension Hlth Credit Grp, Ser A	5.00%	11/15/36	3,970,741
500,000	WI St Hlth & Eductnl Facs Auth Rev Ref Marquette Univ	5.00%	10/01/28	549,495
1,175,000	WI St Hlth & Eductnl Facs Auth Rev Ref Prohealth Care Oblig Grp	5.00%	08/15/31	1,321,476
175,000	WI St Hlth & Eductnl Facs Auth Rev Ref Prohealth Care Oblig Grp	5.00%	08/15/33	195,069
435,000	WI St Hlth & Eductnl Facs Auth Rev St Johns Cmntys Inc Proj, Ser A	5.00%	09/15/30	463,205
1,015,000	WI St Hlth & Eductnl Facs Auth Rev St Johns Cmntys Inc Proj, Ser A	5.00%	09/15/31	1,076,570
595,000	WI St Hlth & Eductnl Facs Auth Rev St Johns Cmntys Inc Proj, Ser A	5.00%	09/15/32	629,361
455,000	WI St Hlth & Eductnl Facs Auth Rev St Johns Cmntys Inc Proj, Ser A	5.00%	09/15/33	479,770
2,000,000	WI St Ref, Ser 3	4.00%	11/01/34	2,211,480
				23,584,350
	Wyoming – 0.0%
250,000	Natrona Cnty WY Hosp Rev Ref WY Med Ctr Proj	5.00%	09/15/30	291,195

Total Investments – 96.5%	655,254,105
(Cost $637,250,803) (f)
Net Other Assets and Liabilities – 3.5%	23,548,655
Net Assets – 100.0%	$678,802,760
Futures Contracts (See Note 2D - Futures Contracts in the Notes to Financial Statements):
Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. Treasury Ultra 10-Year Notes	Short	116	Jun 2019	$ (15,286,625)	$(50,750)

See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)

(a)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2019, securities noted as such amounted to $46,637,447 or 6.9% of net assets.
(b)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(c)	Zero coupon bond.
(d)	Variable Rate Demand bond. Interest rate is reset periodically by the agent based on current market conditions.
(e)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers (see Note 2C - Restricted Securities in the Notes to Financial Statements).
(f)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $18,226,124 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $273,572. The net unrealized appreciation was $17,952,552. The amounts presented are inclusive of derivative contracts.

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAM	Build America Mutual
BANS	Bond Anticipation Notes
CABS	Capital Appreciation Bonds
COPS	Certificates of Participation
GANS	Grant Anticipation Notes
NATL-RE	National Public Finance Guarantee Corp.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
ASSETS TABLE
	Total Value at 4/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$ 655,254,105	$ —	$ 655,254,105	$ —
LIABILITIES TABLE
	Total Value at 4/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts	$ (50,750)	$ (50,750)	$ —	$ —

*	See Portfolio of Investments for state breakout.

See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Statement of Assets and Liabilities
April 30, 2019 (Unaudited)
ASSETS:
Investments, at value (Cost $637,250,803)	$ 655,254,105
Cash	13,745,227
Cash held at broker	194,953
Receivables:
Fund shares sold	10,779,574
Interest	8,109,707
Investment securities sold	1,121,192
Total Assets	689,204,758
LIABILITIES:
Payables:
Investment securities purchased	10,086,112
Investment advisory fees	265,136
Variation margin	50,750
Total Liabilities	10,401,998
NET ASSETS	$678,802,760
NET ASSETS consist of:
Paid-in capital	$ 663,605,839
Par value	126,000
Accumulated distributable earnings (loss)	15,070,921
NET ASSETS	$678,802,760
NET ASSET VALUE, per share	$53.87
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	12,600,002
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Statement of Operations
For the Six Months Ended April 30, 2019 (Unaudited)
INVESTMENT INCOME:
Interest	$ 8,792,489
Dividends	9,910
Total investment income	8,802,399
EXPENSES:
Investment advisory fees	1,770,887
Total expenses	1,770,887
Fees waived by the investment advisor	(408,666)
Net expenses	1,362,221
NET INVESTMENT INCOME (LOSS)	7,440,178
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(286,306)
Futures	(433,189)
Net realized gain (loss)	(719,495)
Net change in unrealized appreciation (depreciation) on:
Investments	22,730,168
Futures	(44,000)
Net change in unrealized appreciation (depreciation)	22,686,168
NET REALIZED AND UNREALIZED GAIN (LOSS)	21,966,673
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 29,406,851

See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Statements of Changes in Net Assets
	Six Months Ended 4/30/2019 (Unaudited)	Year Ended 10/31/2018
OPERATIONS:
Net investment income (loss)	$ 7,440,178	$ 9,231,008
Net realized gain (loss)	(719,495)	(1,674,658)
Net change in unrealized appreciation (depreciation)	22,686,168	(9,084,698)
Net increase (decrease) in net assets resulting from operations	29,406,851	(1,528,348)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(7,352,376)	(9,168,753)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	211,760,509	248,070,577
Cost of shares redeemed	(10,383,218)	(2,607,604)
Net increase (decrease) in net assets resulting from shareholder transactions	201,377,291	245,462,973
Total increase (decrease) in net assets	223,431,766	234,765,872
NET ASSETS:
Beginning of period	455,370,994	220,605,122
End of period	$678,802,760	$455,370,994
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	8,800,002	4,150,002
Shares sold	4,000,000	4,700,000
Shares redeemed	(200,000)	(50,000)
Shares outstanding, end of period	12,600,002	8,800,002
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Financial Highlights
For a share outstanding throughout each period
	Six Months Ended 4/30/2019 (Unaudited)	Year Ended October 31,				Period Ended 10/31/2014 (a)
		2018	2017	2016	2015
Net asset value, beginning of period	$ 51.75	$ 53.16	$ 53.32	$ 51.58	$ 51.11	$ 50.00
Income from investment operations:
Net investment income (loss)	0.70	1.35	1.34	1.32	1.35	0.56
Net realized and unrealized gain (loss)	2.12	(1.41)	(0.01)	1.99	0.50	1.20
Total from investment operations	2.82	(0.06)	1.33	3.31	1.85	1.76
Distributions paid to shareholders from:
Net investment income	(0.70)	(1.35)	(1.33)	(1.35)	(1.38)	(0.55)
Net realized gain	—	—	(0.16)	(0.22)	—	—
Return of capital	—	—	—	—	—	(0.10)
Total distributions	(0.70)	(1.35)	(1.49)	(1.57)	(1.38)	(0.65)
Net asset value, end of period	$53.87	$51.75	$53.16	$53.32	$51.58	$51.11
Total return (b)	5.48%	(0.12)%	2.59%	6.47%	3.66%	3.53%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 678,803	$ 455,371	$ 220,605	$ 82,650	$ 33,529	$ 20,445
Ratio of total expenses to average net assets	0.65% (c)	0.65%	0.65%	0.65%	0.65%	0.65% (c)
Ratio of net expenses to average net assets	0.50% (c)	0.50%	0.50%	0.52%	0.65%	0.65% (c)
Ratio of net investment income (loss) to average net assets	2.73% (c)	2.60%	2.63%	2.52%	2.63%	2.40% (c)
Portfolio turnover rate (d)	13%	42%	85%	85%	109%	69%

(a)	Inception date is May 13, 2014, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. For some periods, the total returns would have been lower if certain fees had not been waived by the advisor.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Managed Municipal ETF (FMB)
April 30, 2019 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund III (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of fifteen funds that are offering shares. This report covers the First Trust Managed Municipal ETF (the “Fund”), a diversified series of the Trust, which trades under the ticker “FMB” on The Nasdaq Stock Market LLC. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified blocks consisting of 50,000 shares called a “Creation Unit.” Creation Units are issued and redeemed for cash and, in certain circumstances, in-kind for securities in which the Fund invests. Except when aggregated in Creation Units, the Fund’s shares are not redeemable securities.
The primary investment objective of the Fund is to generate current income that is exempt from regular federal income taxes and its secondary objective is long-term capital appreciation. Under normal market conditions, the Fund seeks to achieve its investment objectives by investing at least 80% of its net assets (including investment borrowings) in municipal debt securities that pay interest that is exempt from regular federal income taxes. There can be no assurance that the Fund will achieve its investment objectives. The Fund may not be appropriate for all investors.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Municipal securities and other debt securities are fair valued on the basis of fair valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust’s Board of Trustees, which may use the following valuation inputs when available:
1)	benchmark yields;
2)	reported trades;
3)	broker/dealer quotes;
4)	issuer spreads;
5)	benchmark securities;
6)	bids and offers; and
7)	reference data including market research publications.
Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Notes to Financial Statements (Continued)
First Trust Managed Municipal ETF (FMB)
April 30, 2019 (Unaudited)
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
1)	the credit conditions in the relevant market and changes thereto;
2)	the liquidity conditions in the relevant market and changes thereto;
3)	the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
4)	issuer-specific conditions (such as significant credit deterioration); and
5)	any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended (the “1933 Act”)) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the fundamental business data relating to the issuer;
2)	an evaluation of the forces which influence the market in which these securities are purchased and sold;
3)	the type, size and cost of the security;
4)	the financial statements of the issuer;
5)	the credit quality and cash flow of the issuer, based on the Advisor’s or external analysis;
6)	the information as to any transactions in or offers for the security;
7)	the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;
8)	the coupon payments;
9)	the quality, value and salability of collateral, if any, securing the security; and
10)	other relevant factors.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

Notes to Financial Statements (Continued)
First Trust Managed Municipal ETF (FMB)
April 30, 2019 (Unaudited)
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of April 30, 2019, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.
C. Restricted Securities
The Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of April 30, 2019, the Fund held restricted securities as shown in the following table that the Advisor has deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation note (Note 2A) and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.
Security	Acquisition Date	Principal Value	Current Price	Carrying Cost	Value	% of Net Assets
Brookstone CDD FL Spl Assmnt Rev CDD, 3.88%, 11/01/23	01/24/18	$500,000	$100.43	$500,000	$502,125	0.08%
IN St Fin Auth Rev Eductnl Facs Rock Creek Cmnty Academy Proj, Ser A, 5.25%, 07/01/28	09/04/18	800,000	104.76	808,581	838,112	0.12
IN St Fin Auth Rev Eductnl Facs Rock Creek Cmnty Academy Proj, Ser A, 5.88%, 07/01/38	09/04/18	1,000,000	103.32	1,005,078	1,033,170	0.15
Leander TX Spl Assmnt Rev Crystal Springs Pub Impt Dist Proj Accd Inv, 5.13%, 09/01/38	05/04/18	1,290,000	101.25	1,290,000	1,306,138	0.19
Timber Creek CDD FL Spl Assmnt Rev, 4.13%, 11/01/24	06/21/18	250,000	100.51	250,000	251,262	0.04
				$3,853,659	$3,930,807	0.58%
D. Futures Contracts
The Fund may purchase or sell (i.e., is long or short) exchange-listed futures contracts to hedge against changes in interest rates (interest rate risk). Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired. This gain or loss is included in “Net realized gain (loss) on futures” on the Statement of Operations.
Upon entering into a futures contract, the Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contracts are marked to market daily with the change in value recognized as a component of “Net change in unrealized appreciation (depreciation) on futures” on the Statement of Operations. This daily fluctuation in the value of the contracts is also known as variation margin and is included in “Variation margin” payable or receivable on the Statement of Assets and Liabilities.
If market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments.

Notes to Financial Statements (Continued)
First Trust Managed Municipal ETF (FMB)
April 30, 2019 (Unaudited)
E. Dividends and Distributions to Shareholders
Dividends from net investment income, if any, are declared and paid monthly by the Fund, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually.
Distributions from income and capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by the Fund during the fiscal year ended October 31, 2018, was as follows:
Distributions paid from:
Ordinary income	$ —
Capital gains	—
Tax-exempt income	9,168,753
Return of capital	—
As of October 31, 2018, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$ —
Undistributed capital gains	—
Total undistributed earnings	—
Accumulated capital and other losses	(2,301,347)
Net unrealized appreciation (depreciation)	(4,682,207)
Total accumulated earnings (losses)	(6,983,554)
Other	—
Paid-in capital	462,354,548
Total net assets	$455,370,994
F. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
In addition, the Fund intends to invest in such municipal securities to allow it to pay shareholders “exempt dividends” as defined in the Internal Revenue Code.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2015, 2016, 2017, and 2018 remain open to federal and state audit. As of April 30, 2019, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2018, the Fund had $2,301,347 of non-expiring capital loss carryforwards for federal income tax purposes.
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2018, the Fund had no net ordinary losses.

Notes to Financial Statements (Continued)
First Trust Managed Municipal ETF (FMB)
April 30, 2019 (Unaudited)
G. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (See Note 3).
H. New Accounting Pronouncements
On March 30, 2017, the FASB issued Accounting Standards Update (“ASU”) 2017-08 “Premium Amortization on Purchased Callable Debt Securities,” which amends the amortization period for certain purchased callable debt securities held at a premium by shortening such period to the earliest call date. The new guidance requires an entity to amortize the premium on a callable debt security within its scope to the earliest call date, unless the guidance for considering estimated prepayments is applied. If the call option is not exercised at the earliest call date, the yield is reset to the effective yield using the payment terms of the security. If the security has more than one call date and the premium was amortized to a call price greater than the next call price, any excess of the amortized cost basis over the amount repayable at the next call date will be amortized to that date. If there are no other call dates, any excess of the amortized cost basis over the par amount will be amortized to maturity. Discounts on purchased callable debt securities will continue to be amortized to the security’s maturity date. ASU 2017-08 is effective for public business entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Earlier adoption is permitted for all entities, including adoption in an interim period. If an entity early adopts the ASU in an interim period, any adjustments must be reflected as of the beginning of the fiscal year that includes that interim period. Management is still assessing the impact of the adoption of ASU 2017-08 on the financial statements but does not expect it to have a material impact.
On August 28, 2018, the FASB issued ASU 2018-13, “Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted for any eliminated or modified disclosures upon issuance of this ASU. The Fund has early adopted ASU 2018-13 for these financial statements, which did not result in a material impact.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in the Fund’s portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of the Fund’s assets and is responsible for the Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Fund has agreed to pay First Trust an annual unitary management fee equal to 0.65% of its average daily net assets. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250, which is covered under the annual unitary management fee.
The Trust’s Board of Trustees and the Advisor have entered into a Fee Waiver Agreement for the Fund pursuant to which the Advisor contractually agreed to waive management fees of 0.15% of average daily net assets until March 1, 2020. The waiver agreement may be terminated by action of the Trust’s Board of Trustees at any time upon 60 days’ written notice by the Trust on behalf of the Fund or by the Fund’s investment advisor only after March 1, 2020. First Trust does not have the right to recover the fees waived. During the six months ended April 30, 2019, the Advisor waived fees of $408,666.
The Trust has multiple service agreements with Brown Brothers Harriman & Co. (“BBH”). Under the service agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BBH is responsible for custody of the Fund’s assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BBH is responsible for maintaining shareholder records for the Fund.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.

Notes to Financial Statements (Continued)
First Trust Managed Municipal ETF (FMB)
April 30, 2019 (Unaudited)
Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended April 30, 2019, the cost of purchases and proceeds from sales of investments, excluding short term investments and in-kind transactions, were $263,540,349 and $71,608,124, respectively.
For the six months ended April 30, 2019, the Fund had no in-kind transactions.
5. Derivative Transactions
The following table presents the type of derivatives held by the Fund at April 30, 2019, the primary underlying risk exposure and the location of these instruments as presented on the Statement of Assets and Liabilities.
		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Futures	Interest Rate Risk	Variation Margin Receivable	$ —	Variation Margin Payable	$ 50,750
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended April 30, 2019, on derivative instruments, as well as the primary underlying risk exposure associated with each instrument.
Statement of Operations Location
Interest Rate Risk Exposure
Net realized gain (loss) on futures	$(433,189)
Net change in unrealized appreciation (depreciation) on futures	(44,000)
During the six months ended April 30, 2019, the notional value of futures contracts opened and closed were $131,478,219 and $134,298,094, respectively.
The Fund does not have the right to offset financial assets and liabilities related to futures contracts on the Statement of Assets and Liabilities.
6. Creations, Redemptions and Transaction Fees
Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an “Authorized Participant”). In order to purchase Creation Units of the Fund, an Authorized Participant must deposit (i) a designated portfolio of securities determined by First Trust (the “Deposit Securities”) and generally make or receive a cash payment referred to as the “Cash Component,” which is an amount equal to the difference between the NAV of the Fund shares (per Creation Unit Aggregation) and the market value of the Deposit Securities, and/or (ii) cash in lieu of all or a portion of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Authorized Participants purchasing Creation Units must pay to BBH, as transfer agent, a creation transaction fee (the “Creation Transaction Fee”) regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in the Fund’s portfolio and the countries in which the transactions are settled. The Creation Transaction Fee is currently $500. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When the Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.

Notes to Financial Statements (Continued)
First Trust Managed Municipal ETF (FMB)
April 30, 2019 (Unaudited)
Authorized Participants redeeming Creation Units must pay to BBH, as transfer agent, a redemption transaction fee (the “Redemption Transaction Fee”), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in the Fund’s portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee is currently $500. The Fund reserves the right to effect redemptions in cash. An Authorized Participant may request cash redemption in lieu of securities; however, the Fund may, in its discretion, reject any such request.
7. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or to provide investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before March 1, 2020.
8. Borrowings
The Trust, on behalf of the Fund, along with First Trust Series Fund and First Trust Exchange-Traded Fund IV have a $385 million Credit Agreement with The Bank of Nova Scotia (“Scotia”) as administrative agent for a group of lenders. Prior to March 6, 2019, the commitment amount was $360 million. Scotia charges a commitment fee of 0.25% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans and an agency fee. First Trust allocates the commitment fee and agency fee amongst the funds that have access to the credit line. To the extent that the Fund accesses the credit line, there would also be an interest fee charged. The Fund did not have any borrowings outstanding during the six months ended April 30, 2019.
9. Indemnification
The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
10. Subsequent Events
Management has evaluated the impact of all subsequent events to the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Additional Information
First Trust Managed Municipal ETF (FMB)
April 30, 2019 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to a Fund are identified below, but not all of the material risks relevant to each Fund are included in this report and not all of the risks below apply to each Fund. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund’s investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund’s corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is not concentrated.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.
Derivatives Risk. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund’s portfolio managers use derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.
Equity Securities Risk. To the extent a fund invests in equity securities, the value of the fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than

Additional Information (Continued)
First Trust Managed Municipal ETF (FMB)
April 30, 2019 (Unaudited)
net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF’s shares, or decisions by an ETF’s authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF’s shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.
Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund’s fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Index Constituent Risk. Certain funds may be a constituent of one or more indices. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could significantly increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund’s net asset value could be negatively impacted and the fund’s market price may be significantly below its net asset value during certain periods.
Index Provider Risk. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund’s costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.
Investment Companies Risk. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.
Management Risk. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund’s investment portfolio, the fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.
Market Risk. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations.
Non-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Passive Investment Risk. To the extent a Fund seeks to track an index, the Fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A Fund generally will not attempt to take defensive positions in declining markets.
NOT FDIC INSURED	NOT BANK GUARANTEED	MAY LOSE VALUE

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First Trust Exchange-Traded Fund III
INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

First Trust Exchange-Traded Fund III
First Trust Long/Short Equity ETF (FTLS)

Semi-Annual Report
For the Six Months Ended
April 30, 2019

First Trust Long/Short Equity ETF (FTLS)
Semi-Annual Report
April 30, 2019
Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund III (the “Trust”) described in this report (First Trust Long/Short Equity ETF; hereinafter referred to as the “Fund”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on the Fund’s web page at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund’s performance and investment approach.
The statistical information that follows may help you understand the Fund’s performance compared to that of a relevant market benchmark.
It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.

Shareholder Letter
First Trust Long/Short Equity ETF (FTLS)
Semi-Annual Letter from the Chairman and CEO
April 30, 2019
Dear Shareholders:
First Trust is pleased to provide you with the semi-annual report for the First Trust Long/Short Equity ETF (the “Fund”), which contains detailed information about the Fund for the six months ended April 30, 2019. We encourage you to read this report carefully and discuss it with your financial advisor.
If you were thinking (and acting) like a long-term investor over the last six months, you were rewarded for your perseverance. As 2018 came to a close, the “six weeks of madness” sent markets into negative territory for the year, then rallied back in the first quarter of 2019 like a mirror image of the fourth quarter of 2018. Global investors saw the worst quarter since 2011 and the best quarter since 2012, as measured by the MSCI All Country World Index. Similarly, U.S. markets reversed their course, and the S&P 500® Index, the Dow Jones Industrial Average and the Nasdaq Composite Index returned 13.65%, 11.81% and 16.81%, respectively, for the first quarter of 2019.
By the close on April 30, 2019, U.S. equity markets continued their climb higher as the S&P 500® Index was up 18.25%, giving it the best four-month start in the last 30 years. The Federal Reserve provided momentum to the markets by indicating no new rate hikes for the remainder of 2019 and bond markets gained steam as reflected by the Bloomberg Barclays U.S. Aggregate Bond Index, returning 2.94% for the first quarter of 2019 compared to 1.64% for the fourth quarter of 2018.
Key economic indicators suggest a healthy outlook. The U.S. inflation rate hovers near 2% as it has, on average, for the last decade; a higher than expected U.S. gross domestic product growth rate of 3.2% was reported for March; and the U.S. unemployment rate of 3.6% for April is at the lowest level since December of 1969.
Having a long-term perspective when it comes to investing and looking for opportunities when they arise is a drum worth beating, as no one can predict the inevitable ups and downs that occur in the market. We continue to believe that you should invest for the long term and be prepared for market movements, which can happen at any time. You can do this by keeping current on your portfolio and speaking regularly with your investment professional. Markets go up and they also go down, but savvy investors are prepared for either through careful attention to investment goals.
Thank you for giving First Trust the opportunity to be a part of your financial plan. We value our relationship with you and will report on the Fund again in six months.
James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

Fund Performance Overview (Unaudited)
First Trust Long/Short Equity ETF (FTLS)
The investment objective of First Trust Long/Short Equity ETF (the “Fund”) is to seek to provide investors with long-term total return. Under normal conditions, the Fund will expose at least 80% of its net assets (including investment borrowings) to U.S. exchange-listed equity securities and/or U.S. exchange-traded funds (“ETFs”) that provide exposure to such securities. The Fund pursues its investment objective by establishing long and short positions in a portfolio of U.S. exchange-listed equity securities and ETFs. The Fund’s portfolio may include U.S. exchange-listed equity securities of non-U.S. issuers, including the securities of non-U.S. issuers traded on U.S. exchanges in the form of depositary receipts.
The Fund’s portfolio is composed of both long and short positions in equity securities and ETFs. As opposed to taking long positions in which an investor seeks to profit from increases in the price of a security, short selling is a technique that will be used by the Fund to try and profit from the falling price of a security. Short selling involves selling a security that has been borrowed from a third party with the intention of buying an identical security back at a later date to return to that third party.
Having both long and short positions in an equity security portfolio is a common way to create returns that are independent of market moves. One advantage of a long and short portfolio is that the long and short positions may offset one another in a manner that results in a lower net exposure to the direction of the market. In addition, cash balances arising from the use of short selling typically will be held in money market instruments.
Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 4/30/19	1 Year Ended 4/30/19	Inception (9/8/14) to 4/30/19	Inception (9/8/14) to 4/30/19
Fund Performance
NAV	4.23%	4.47%	7.16%	37.84%
Market Price	4.32%	4.41%	7.16%	37.83%
Index Performance
S&P 500® Index	9.76%	13.49%	10.93%	61.84%
Total returns for the period since inception are calculated from the inception date of the Fund. “Average Annual Total Returns” represent the average annual change in value of an investment over the period indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period indicated.
The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the index. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future performance.

Fund Performance Overview (Unaudited) (Continued)
First Trust Long/Short Equity ETF (FTLS)
Portfolio Sector Allocation	% of Total Long-Term Investments
Health Care	14.8%
Consumer Discretionary	13.6
Financials	13.0
Industrials	12.9
Information Technology	11.7
Energy	8.8
Consumer Staples	8.1
Real Estate	7.8
Materials	4.8
Communication Services	4.5
Total	100.0%

Portfolio Sector Allocation	% of Investments Sold Short
Information Technology	19.2%
Industrials	16.0
Consumer Discretionary	13.2
Consumer Staples	13.2
Financials	13.1
Health Care	7.9
Materials	6.6
Energy	6.3
Communication Services	4.2
Utilities	0.3
Total	100.0%
Top Ten Long-Term Investments	% of Net Assets
JPMorgan Chase & Co.	2.6%
Microsoft Corp.	2.1
Apple, Inc.	1.9
Allegion PLC	1.8
Toro (The) Co.	1.8
TJX (The) Cos., Inc.	1.8
Altria Group, Inc.	1.7
Exxon Mobil Corp.	1.7
Magellan Midstream Partners, L.P.	1.7
Amazon.com, Inc.	1.6
Total	18.7%

Top Ten Investments Sold Short	% of Net Assets
ViaSat, Inc.	-0.6%
Equitrans Midstream Corp.	-0.5%
Hasbro, Inc.	-0.5%
United Technologies Corp.	-0.5%
AptarGroup, Inc.	-0.5%
PNC Financial Services Group (The), Inc.	-0.5%
Coca-Cola (The) Co.	-0.5%
Kellogg Co.	-0.5%
STERIS PLC	-0.5%
Archer-Daniels-Midland Co.	-0.5%
Total	-5.1%

Fund Performance Overview (Unaudited) (Continued)
First Trust Long/Short Equity ETF (FTLS)

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.

Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through April 30, 2019
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period September 9, 2014 (commencement of trading) through April 30, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
9/9/14 – 10/31/14	23	3	0	0
11/1/14 – 10/31/15	190	7	0	1
11/1/15 – 10/31/16	170	0	0	0
11/1/16 – 10/31/17	173	0	0	0
11/1/17 – 10/31/18	180	0	0	0
11/1/18 – 4/30/19	76	0	0	0

Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
9/9/14 – 10/31/14	9	4	0	0
11/1/14 – 10/31/15	41	12	0	0
11/1/15 – 10/31/16	81	1	0	0
11/1/16 – 10/31/17	79	0	0	0
11/1/17 – 10/31/18	72	0	0	0
11/1/18 – 4/30/19	45	1	0	0

Portfolio Management
First Trust Long/Short Equity ETF (FTLS)
Semi-Annual Report
April 30, 2019 (Unaudited)
Investment Advisor
First Trust Advisors L.P. (“First Trust”) is the investment advisor, commodity pool operator and commodity trading advisor to First Trust Long/Short Equity ETF (the “Fund” or “FTLS”). In this capacity, First Trust is responsible for the selection and ongoing monitoring of the investments in the Fund’s portfolio and certain other services necessary for the management of the portfolio.
Portfolio Management Team
John Gambla – CFA, FRM, PRM, Senior Portfolio Manager of First Trust, FTA- Alternatives & Active Management Team
Rob A. Guttschow – CFA, Senior Portfolio Manager of First Trust, FTA- Alternatives & Active Management Team

First Trust Long/Short Equity ETF (FTLS)
Understanding Your Fund Expenses
April 30, 2019 (Unaudited)
As a shareholder of the First Trust Long/Short Equity ETF (the “Fund”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2019.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Annualized Expense Ratio Based on the Six-Month Period (a)	Expenses Paid During the Six-Month Period (a)(b)
First Trust Long/Short Equity ETF (FTLS)
Actual	$1,000.00	$1,042.30	1.61%	$8.15
Hypothetical (5% return before expenses)	$1,000.00	$1,016.81	1.61%	$8.05

(a)	Annualized expense ratio and expenses paid during the six-month period do not include fees and expenses of the underlying funds in which the Fund invests.
(b)	Expenses are equal to the annualized expense ratios as indicated in the table multiplied by the average account value over the period (November 1, 2018 through April 30, 2019), multiplied by 181/365 (to reflect the six-month period).

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments
April 30, 2019 (Unaudited)
Shares/ Units	Description	Value
COMMON STOCKS – 86.6%
	Aerospace & Defense – 0.4%
4,779	HEICO Corp.	$504,328
626	TransDigm Group, Inc. (a)	302,057
		806,385
	Airlines – 0.5%
18,843	Southwest Airlines Co. (b)	1,021,856
	Banks – 6.1%
41,608	Bank of America Corp. (b)	1,272,373
15,681	Bank of Hawaii Corp.	1,291,801
9,887	East West Bancorp, Inc.	508,983
54,714	Fifth Third Bancorp (b)	1,576,857
32,775	Hilltop Holdings, Inc.	689,258
42,575	Huntington Bancshares, Inc.	592,644
43,437	JPMorgan Chase & Co. (b)	5,040,864
9,894	Texas Capital Bancshares, Inc. (a)	640,438
		11,613,218
	Biotechnology – 2.5%
11,566	AbbVie, Inc.	918,225
1,656	Alexion Pharmaceuticals, Inc. (a)	225,431
6,676	Amgen, Inc. (b)	1,197,140
5,147	Biogen, Inc. (a) (b)	1,179,898
9,877	Gilead Sciences, Inc.	642,400
1,333	Incyte Corp. (a)	102,375
573	Regeneron Pharmaceuticals, Inc. (a)	196,619
1,917	Vertex Pharmaceuticals, Inc. (a)	323,935
		4,786,023
	Building Products – 3.5%
34,583	Allegion PLC (b)	3,431,671
3,480	American Woodmark Corp (a)	312,956
11,641	Gibraltar Industries, Inc. (a)	461,799
4,422	Lennox International, Inc.	1,200,352
33,026	Universal Forest Products, Inc.	1,220,311
		6,627,089
	Capital Markets – 1.5%
5,396	E*TRADE Financial Corp.	273,361
3,260	Evercore, Inc., Class A	317,622
9,718	Houlihan Lokey, Inc.	479,292
21,310	SEI Investments Co.	1,160,330
12,199	TD Ameritrade Holding Corp.	641,423
		2,872,028
	Chemicals – 1.3%
7,220	DowDuPont, Inc.	277,609
4,821	Sherwin-Williams (The) Co. (b)	2,192,735
		2,470,344
	Commercial Services & Supplies – 0.1%
7,072	HNI Corp.	259,613
Shares/ Units	Description	Value

	Consumer Finance – 1.5%
30,688	Capital One Financial Corp.	$2,848,767
	Distributors – 1.6%
29,142	Genuine Parts Co.	2,988,221
	Diversified Financial Services – 1.0%
8,518	Berkshire Hathaway, Inc., Class B (a) (b)	1,845,936
	Diversified Telecommunication Services – 0.5%
15,438	Verizon Communications, Inc.	882,899
	Electrical Equipment – 0.7%
10,995	AMETEK, Inc. (b)	969,429
2,311	Hubbell, Inc.	294,884
		1,264,313
	Entertainment – 0.5%
37,983	IMAX Corp. (a)	926,026
	Food & Staples Retailing – 2.3%
2,202	Costco Wholesale Corp.	540,657
36,941	Sysco Corp. (b)	2,599,538
11,074	Walmart, Inc. (b)	1,138,850
		4,279,045
	Food Products – 1.4%
53,496	Mondelez International, Inc., Class A (b)	2,720,272
	Health Care Equipment & Supplies – 3.6%
13,156	Abbott Laboratories	1,046,691
347	ABIOMED, Inc. (a)	96,261
556	Align Technology, Inc. (a)	180,522
3,776	Baxter International, Inc.	288,109
2,041	Becton Dickinson and Co.	491,350
10,498	Boston Scientific Corp. (a)	389,686
381	Cooper (The) Cos., Inc.	110,460
4,543	Danaher Corp. (b)	601,675
1,449	DENTSPLY SIRONA, Inc.	74,087
1,569	Edwards Lifesciences Corp. (a)	276,254
2,043	Hologic, Inc. (a)	94,754
649	Idexx Laboratories, Inc. (a)	150,568
867	Intuitive Surgical, Inc. (a)	442,716
10,442	Medtronic PLC	927,354
2,408	Mesa Laboratories, Inc.	569,950
1,079	ResMed, Inc.	112,766
2,350	Stryker Corp.	443,939
922	Teleflex, Inc.	263,858
685	Varian Medical Systems, Inc. (a)	93,276
1,549	Zimmer Biomet Holdings, Inc.	190,775
		6,845,051

See Notes to Financial Statements

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)
Shares/ Units	Description	Value
COMMON STOCKS (Continued)
	Health Care Providers & Services – 3.4%
1,249	AmerisourceBergen Corp.	$93,375
2,047	Anthem, Inc.	538,423
2,372	Cardinal Health, Inc.	115,540
3,290	Centene Corp. (a)	169,632
1,278	Chemed Corp.	417,625
3,177	Cigna Corp.	504,635
10,527	CVS Health Corp.	572,458
996	DaVita, Inc. (a)	55,019
2,149	HCA Healthcare, Inc.	273,417
1,174	Henry Schein, Inc. (a)	75,207
1,120	Humana, Inc.	286,059
771	Laboratory Corp of America Holdings (a)	123,298
1,578	McKesson Corp.	188,177
12,643	MEDNAX, Inc. (a)	353,625
7,970	Providence Service Corp. (a)	528,650
1,061	Quest Diagnostics, Inc.	102,259
8,060	UnitedHealth Group, Inc.	1,878,544
633	Universal Health Services, Inc., Class B	80,309
423	WellCare Health Plans, Inc. (a)	109,282
		6,465,534
	Health Care Technology – 0.1%
2,601	Cerner Corp. (a)	172,836
	Hotels, Restaurants & Leisure – 1.4%
15,649	Las Vegas Sands Corp.	1,049,266
19,727	Starbucks Corp. (b)	1,532,393
		2,581,659
	Household Durables – 4.2%
18,364	Ethan Allen Interiors, Inc.	405,844
945	NVR, Inc. (a) (b)	2,979,094
80,133	PulteGroup, Inc.	2,520,984
56,093	Toll Brothers, Inc. (b)	2,137,143
		8,043,065
	Household Products – 2.1%
38,600	Colgate-Palmolive Co.	2,809,694
11,637	Procter & Gamble (The) Co.	1,239,108
		4,048,802
	Industrial Conglomerates – 0.3%
1,766	Roper Technologies, Inc.	635,230
	Insurance – 1.7%
6,357	Allstate (The) Corp.	629,724
2,171	American National Insurance Co.	245,953
10,552	Kemper Corp.	948,414
16,886	Progressive (The) Corp.	1,319,641
		3,143,732
Shares/ Units	Description	Value

	Interactive Media & Services – 2.7%
1,272	Alphabet, Inc., Class A (a) (b)	$1,525,077
1,304	Alphabet, Inc., Class C (a) (b)	1,549,778
10,332	Facebook, Inc., Class A (a) (b)	1,998,209
		5,073,064
	Internet & Direct Marketing Retail – 4.1%
1,652	Amazon.com, Inc. (a) (b)	3,182,611
1,412	Booking Holdings, Inc. (a)	2,619,246
53,276	eBay, Inc. (b)	2,064,445
		7,866,302
	IT Services – 2.1%
14,739	Accenture PLC, Class A (b)	2,692,373
7,778	Visa, Inc., Class A	1,278,937
		3,971,310
	Life Sciences Tools & Services – 1.0%
3,341	Agilent Technologies, Inc.	262,269
1,076	Illumina, Inc. (a)	335,712
1,209	IQVIA Holdings, Inc. (a)	167,930
191	Mettler-Toledo International, Inc. (a)	142,345
840	PerkinElmer, Inc.	80,506
2,990	Thermo Fisher Scientific, Inc.	829,575
569	Waters Corp. (a)	121,504
		1,939,841
	Machinery – 4.9%
9,060	AGCO Corp.	641,267
61,191	Allison Transmission Holdings, Inc. (b)	2,867,410
2,979	Dover Corp.	292,061
33,992	Federal Signal Corp.	977,950
7,102	Franklin Electric Co., Inc.	347,003
46,252	Toro (The) Co. (b)	3,383,334
8,715	Watts Water Technologies, Inc., Class A	745,917
		9,254,942
	Media – 0.8%
20,061	Omnicom Group, Inc. (b)	1,605,482
	Metals & Mining – 3.5%
9,656	Franco-Nevada Corp.	692,142
52,676	Nucor Corp. (b)	3,006,219
65,177	Osisko Gold Royalties Ltd	736,500
8,254	Royal Gold, Inc.	718,593
131,300	Sandstorm Gold Ltd. (a)	705,081
33,627	Wheaton Precious Metals Corp.	729,034
		6,587,569
	Oil, Gas & Consumable Fuels – 3.9%
26,067	Chevron Corp. (b)	3,129,604

See Notes to Financial Statements

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)
Shares/ Units	Description	Value
COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
4,448	Contura Energy, Inc. (a)	$250,645
40,138	Exxon Mobil Corp. (b)	3,222,279
21,142	Kinder Morgan, Inc.	420,091
16,110	Par Pacific Holdings, Inc. (a)	314,789
		7,337,408
	Personal Products – 0.5%
18,742	Herbalife Nutrition Ltd. (a)	990,515
	Pharmaceuticals – 4.1%
2,385	Allergan PLC (b)	350,595
12,018	Bristol-Myers Squibb Co.	557,996
20,400	Johnson & Johnson	2,880,480
19,610	Merck & Co, Inc. (b)	1,543,503
4,552	Mylan N.V. (a)	122,859
1,448	Nektar Therapeutics (a)	46,365
947	Perrigo Co. PLC	45,380
43,481	Pfizer, Inc.	1,765,763
3,630	Zoetis, Inc.	369,679
		7,682,620
	Real Estate Management & Development – 0.6%
64,195	St Joe (The) Co. (a)	1,093,883
	Semiconductors & Semiconductor Equipment – 1.2%
3,753	Broadcom, Inc.	1,194,955
4,144	KLA-Tencor Corp.	528,277
5,393	Texas Instruments, Inc. (b)	635,457
		2,358,689
	Software – 6.4%
23,563	Check Point Software Technologies, Ltd. (a)	2,845,468
22,959	j2 Global, Inc.	2,011,668
30,652	Microsoft Corp. (b)	4,003,151
65,103	Monotype Imaging Holdings, Inc.	1,122,376
45,830	Progress Software Corp. (b)	2,090,306
		12,072,969
	Specialty Retail – 2.2%
9,108	Murphy USA, Inc. (a)	778,461
60,671	TJX (The) Cos., Inc. (b)	3,329,624
		4,108,085
	Technology Hardware, Storage & Peripherals – 1.9%
18,150	Apple, Inc. (b)	3,642,160
	Thrifts & Mortgage Finance – 0.5%
18,357	Essent Group Ltd. (a)	871,040
Shares/ Units	Description	Value

	Tobacco – 1.7%
60,559	Altria Group, Inc. (b)	$3,290,170
	Trading Companies & Distributors – 2.3%
30,209	HD Supply Holdings, Inc. (a)	1,380,249
5,327	Watsco, Inc.	844,170
7,550	WW Grainger, Inc.	2,129,100
		4,353,519
	Total Common Stocks	164,247,512
	(Cost $155,295,199)
REAL ESTATE INVESTMENT TRUSTS – 7.8%
	Equity Real Estate Investment Trusts – 7.1%
66,135	American Homes 4 Rent, Class A	1,585,917
15,515	American Tower Corp. (b)	3,030,079
79,831	Apple Hospitality REIT, Inc.	1,313,220
81,362	Invitation Homes, Inc. (b)	2,022,659
17,017	Mid-America Apartment Communities, Inc. (b)	1,861,830
68,724	Paramount Group, Inc.	995,811
4,989	PS Business Parks, Inc.	766,410
6,237	Public Storage	1,379,500
12,608	UDR, Inc.	566,730
		13,522,156
	Mortgage Real Estate Investment Trusts – 0.7%
58,872	Dynex Capital, Inc.	359,120
118,906	MFA Financial, Inc. (b)	892,984
		1,252,104
	Total Real Estate Investment Trusts	14,774,260
	(Cost $13,411,148)
MASTER LIMITED PARTNERSHIPS – 4.9%
	Oil, Gas & Consumable Fuels – 4.9%
72,532	Cheniere Energy Partners, L.P. (b)	3,178,352
51,605	Magellan Midstream Partners, L.P. (b)	3,200,026
81,235	TC PipeLines, L.P.	2,900,090
	Total Master Limited Partnerships	9,278,468
	(Cost $8,536,576)
	Total Investments – 99.3%	188,300,240
	(Cost $177,242,923) (c)

See Notes to Financial Statements

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS SOLD SHORT – (27.6)%
	Aerospace & Defense – (1.1)%
(6,965)	Aerojet Rocketdyne Holdings, Inc. (a)	$(235,835)
(14,473)	Cubic Corp.	(821,777)
(7,099)	United Technologies Corp.	(1,012,388)
		(2,070,000)
	Automobiles – (0.5)%
(15,944)	Ford Motor Co.	(166,615)
(18,723)	General Motors Co.	(729,261)
		(895,876)
	Banks – (1.5)%
(17,317)	BB&T Corp.	(886,630)
(3,116)	International Bancshares Corp.	(129,221)
(5,152)	M&T Bank Corp.	(876,201)
(7,083)	PNC Financial Services Group (The), Inc.	(969,875)
		(2,861,927)
	Beverages – (0.8)%
(10,661)	Brown-Forman Corp., Class B	(568,125)
(19,675)	Coca-Cola (The) Co.	(965,255)
		(1,533,380)
	Building Products – (0.1)%
(3,620)	Johnson Controls International PLC	(135,750)
	Chemicals – (0.7)%
(2,137)	Air Products & Chemicals, Inc.	(439,773)
(11,327)	Ashland Global Holdings, Inc.	(912,164)
		(1,351,937)
	Commercial Services & Supplies – (0.7)%
(7,488)	Brink’s (The) Co.	(598,516)
(11,567)	Matthews International Corp., Class A	(463,374)
(3,611)	Tetra Tech, Inc.	(233,704)
		(1,295,594)
	Communications Equipment – (0.8)%
(7,460)	Cisco Systems, Inc.	(417,387)
(1,893)	InterDigital, Inc.	(123,783)
(11,719)	ViaSat, Inc. (a)	(1,064,320)
		(1,605,490)
	Construction & Engineering – (0.8)%
(2,746)	Argan, Inc.	(131,314)
(9,956)	Granite Construction, Inc.	(446,925)
(9,189)	Tutor Perini Corp. (a)	(183,504)
(5,471)	Valmont Industries, Inc.	(737,710)
		(1,499,453)
Shares	Description	Value

	Consumer Finance – (0.5)%
(14,974)	Ally Financial, Inc.	$(444,878)
(5,680)	Discover Financial Services	(462,863)
		(907,741)
	Containers & Packaging – (1.0)%
(8,804)	AptarGroup, Inc.	(979,357)
(8,136)	Avery Dennison Corp.	(900,248)
		(1,879,605)
	Diversified Consumer Services – (0.7)%
(14,339)	Service Corp. International	(596,646)
(16,961)	Sotheby’s (a)	(715,415)
		(1,312,061)
	Diversified Telecommunication Services – (0.1)%
(4,635)	ATN International, Inc.	(282,967)
	Electric Utilities – (0.1)%
(678)	NextEra Energy, Inc.	(131,830)
	Electrical Equipment – (0.3)%
(6,768)	Emerson Electric Co.	(480,460)
	Electronic Equipment, Instruments & Components – (0.3)%
(7,764)	Benchmark Electronics, Inc.	(209,861)
(3,518)	Dolby Laboratories, Inc., Class A	(227,579)
(3,367)	FARO Technologies, Inc. (a)	(189,394)
		(626,834)
	Entertainment – (0.5)%
(3,648)	Live Nation Entertainment, Inc. (a)	(238,360)
(697)	Netflix, Inc. (a)	(258,267)
(4,022)	Walt Disney (The) Co.	(550,893)
		(1,047,520)
	Food & Staples Retailing – (0.7)%
(7,356)	Andersons (The), Inc.	(240,541)
(31,857)	Kroger (The) Co.	(821,273)
(6,838)	Walgreens Boots Alliance, Inc.	(366,312)
		(1,428,126)
	Food Products – (1.9)%
(21,111)	Archer-Daniels-Midland Co.	(941,551)
(21,687)	Darling Ingredients, Inc. (a)	(472,993)
(3,100)	Hershey (The) Co.	(387,035)
(9,682)	Ingredion, Inc.	(917,369)
(15,786)	Kellogg Co.	(951,896)
		(3,670,844)

See Notes to Financial Statements

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS SOLD SHORT (Continued)
	Health Care Equipment & Supplies – (1.4)%
(8,067)	CONMED Corp.	$(645,602)
(2,309)	Hill-Rom Holdings, Inc.	(234,179)
(12,643)	Natus Medical, Inc. (a)	(338,327)
(2,449)	Neogen Corp (a)	(148,556)
(7,262)	STERIS PLC	(951,177)
(2,527)	West Pharmaceutical Services, Inc.	(312,817)
		(2,630,658)
	Health Care Providers & Services – (0.2)%
(69,141)	Brookdale Senior Living, Inc. (a)	(427,291)
	Household Products – (0.2)%
(1,104)	Kimberly-Clark Corp.	(141,731)
(2,847)	Spectrum Brands Holdings, Inc.	(175,290)
		(317,021)
	Insurance – (1.1)%
(18,134)	Aflac, Inc.	(913,591)
(15,981)	CNA Financial Corp.	(740,400)
(8,751)	Fidelity National Financial, Inc.	(349,602)
		(2,003,593)
	Internet & Direct Marketing Retail – (0.2)%
(6,992)	Lands’ End, Inc. (a)	(122,430)
(4,827)	MakeMyTrip Ltd. (a)	(121,689)
(344)	MercadoLibre, Inc. (a)	(166,544)
		(410,663)
	IT Services – (0.9)%
(5,634)	Black Knight, Inc. (a)	(317,870)
(6,325)	Global Payments, Inc.	(923,893)
(7,177)	InterXion Holding NV (a)	(496,577)
		(1,738,340)
	Leisure Products – (0.8)%
(10,161)	Hasbro, Inc.	(1,034,999)
(38,637)	Mattel, Inc. (a)	(470,985)
		(1,505,984)
	Life Sciences Tools & Services – (0.4)%
(799)	Bio-Rad Laboratories, Inc., Class A (a)	(240,443)
(6,509)	Bruker Corp.	(251,247)
(6,490)	QIAGEN N.V. (a)	(252,851)
		(744,541)
	Machinery – (1.5)%
(36,287)	Actuant Corp., Class A	(928,222)
(13,696)	CNH Industrial N.V.	(149,286)
(13,197)	Donaldson Co., Inc.	(706,567)
(2,180)	ESCO Technologies, Inc.	(163,500)
Shares	Description	Value

	Machinery (Continued)
(3,376)	Kennametal, Inc.	$(137,403)
(1,883)	PACCAR, Inc.	(134,955)
(27,155)	Trinity Industries, Inc.	(585,462)
		(2,805,395)
	Media – (0.5)%
(4,040)	Fox Corp, Class B	(155,540)
(8,460)	Liberty Broadband Corp., Class C (a)	(835,087)
		(990,627)
	Metals & Mining – (0.1)%
(35,639)	Coeur Mining, Inc. (a)	(128,657)
(1,387)	Kaiser Aluminum Corp.	(136,481)
		(265,138)
	Multiline Retail – (0.1)%
(2,958)	Nordstrom, Inc.	(121,337)
	Oil, Gas & Consumable Fuels – (1.8)%
(1,224)	Concho Resources, Inc.	(141,225)
(49,689)	Equitrans Midstream Corp.	(1,035,022)
(2,855)	Hess Corp.	(183,062)
(98,156)	Kosmos Energy, Ltd.	(656,664)
(18,697)	Noble Energy, Inc.	(505,941)
(17,152)	Roan Resources, Inc. (a)	(97,252)
(30,507)	Ship Finance International Ltd.	(389,269)
(8,492)	Targa Resources Corp.	(340,954)
		(3,349,389)
	Pharmaceuticals – (0.2)%
(2,897)	Catalent, Inc. (a)	(129,843)
(4,353)	Phibro Animal Health Corp., Class A	(151,093)
(24,567)	TherapeuticsMD, Inc. (a)	(105,638)
		(386,574)
	Road & Rail – (0.1)%
(714)	Norfolk Southern Corp.	(145,670)
	Semiconductors & Semiconductor Equipment – (0.3)%
(6,019)	Axcelis Technologies, Inc. (a)	(128,145)
(6,195)	First Solar, Inc. (a)	(381,178)
(6,491)	MACOM Technology Solutions Holdings, Inc. (a)	(90,160)
		(599,483)
	Software – (2.6)%
(17,250)	ACI Worldwide, Inc. (a)	(612,720)
(7,538)	FireEye, Inc. (a)	(120,759)
(3,564)	Intuit, Inc.	(894,778)
(1,629)	MicroStrategy, Inc., Class A (a)	(243,861)
(16,946)	Oracle Corp.	(937,622)
(1,916)	Pegasystems, Inc.	(143,719)

See Notes to Financial Statements

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS SOLD SHORT (Continued)
	Software (Continued)
(9,522)	PTC, Inc. (a)	$(861,455)
(18,143)	Teradata Corp. (a)	(824,962)
(2,884)	Varonis Systems, Inc. (a)	(205,197)
		(4,845,073)
	Specialty Retail – (0.3)%
(5,781)	Tiffany & Co.	(623,307)
	Technology Hardware, Storage & Peripherals – (0.4)%
(11,112)	Electronics For Imaging, Inc. (a)	(413,255)
(9,332)	Hewlett Packard Enterprise Co.	(147,539)
(6,768)	NCR Corp. (a)	(195,934)
		(756,728)
	Textiles, Apparel & Luxury Goods – (0.7)%
(1,544)	Columbia Sportswear Co.	(154,354)
(10,784)	Under Armour, Inc., Class C (a)	(223,444)
(24,575)	Wolverine World Wide, Inc.	(904,606)
		(1,282,404)
	Thrifts & Mortgage Finance – (0.3)%
(38,695)	TFS Financial Corp.	(643,885)
	Wireless Telecommunication Services – (0.4)%
(23,558)	Telephone & Data Systems, Inc.	(751,029)
	Total Common Stocks Sold Short	(52,361,525)
	(Proceeds $50,277,989)
EXCHANGE-TRADED FUNDS SOLD SHORT – (0.3)%
	Capital Markets – (0.3)%
(3,981)	iShares S&P 100 ETF	(520,556)
	(Proceeds $492,887)
	Total Investments Sold Short – (27.9)%	(52,882,081)
	(Proceeds $50,770,876)
	Net Other Assets and Liabilities – 28.6%	54,139,591
	Net Assets – 100.0%	$189,557,750

(a)	Non-income producing security.
(b)	This security or a portion of this security is segregated as collateral for investments sold short.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $15,347,372 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $6,401,260. The net unrealized appreciation was $8,946,112. The amounts presented are inclusive of investments sold short.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
ASSETS TABLE
	Total Value at 4/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 164,247,512	$ 164,247,512	$ —	$ —
Real Estate Investment Trusts*	14,774,260	14,774,260	—	—
Master Limited Partnerships*	9,278,468	9,278,468	—	—
Total Investments	$ 188,300,240	$ 188,300,240	$—	$—

LIABILITIES TABLE
	Total Value at 4/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks Sold Short*	$ (52,361,525)	$ (52,361,525)	$ —	$ —
Exchange-Traded Funds Sold Short*	(520,556)	(520,556)	—	—
Total	$ (52,882,081)	$ (52,882,081)	$—	$—

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

First Trust Long/Short Equity ETF (FTLS)
Statement of Assets and Liabilities
April 30, 2019 (Unaudited)
ASSETS:
Investments, at value (Cost $177,242,923)	$ 188,300,240
Cash	4,086,924
Restricted Cash	50,081,769
Receivables:
Investment securities sold	1,981,447
Dividends	117,358
Margin interest rebate	37,745
Dividend reclaims	5,544
Total Assets	244,611,027
LIABILITIES:
Investments sold short, at value (proceeds $50,770,876)	52,882,081
Payables:
Fund shares redeemed	1,995,112
Investment advisory fees	148,514
Dividends on investments sold short	25,650
Margin interest expense	1,920
Total Liabilities	55,053,277
NET ASSETS	$189,557,750
NET ASSETS consist of:
Paid-in capital	$ 197,061,445
Par value	47,500
Accumulated distributable earnings (loss)	(7,551,195)
NET ASSETS	$189,557,750
NET ASSET VALUE, per share	$39.91
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	4,750,002
See Notes to Financial Statements

First Trust Long/Short Equity ETF (FTLS)
Statement of Operations
For the Six Months Ended April 30, 2019 (Unaudited)
INVESTMENT INCOME:
Dividends	$ 1,683,113
Margin interest rebate	693,196
Interest	64,954
Foreign withholding tax	(6,466)
Other	32
Total investment income	2,434,829
EXPENSES:
Investment advisory fees	852,460
Dividend expense on investments sold short	577,875
Margin interest expense	16,467
Total expenses	1,446,802
NET INVESTMENT INCOME (LOSS)	988,027
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(5,253,246)
In-kind redemptions	8,608,382
Investments sold short	(3,302,477)
Net realized gain (loss)	52,659
Net change in unrealized appreciation (depreciation) on:
Investments	14,079,203
Investments sold short	(5,301,330)
Net change in unrealized appreciation (depreciation)	8,777,873
NET REALIZED AND UNREALIZED GAIN (LOSS)	8,830,532
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 9,818,559

See Notes to Financial Statements

First Trust Long/Short Equity ETF (FTLS)
Statements of Changes in Net Assets
	Six Months Ended 4/30/2019 (Unaudited)	Year Ended 10/31/2018
OPERATIONS:
Net investment income (loss)	$ 988,027	$ 1,073,540
Net realized gain (loss)	52,659	11,225,044
Net change in unrealized appreciation (depreciation)	8,777,873	(10,801,335)
Net increase (decrease) in net assets resulting from operations	9,818,559	1,497,249
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(835,875)	(944,480)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	123,616,624	144,939,138
Cost of shares redeemed	(98,844,409)	(110,581,268)
Net increase (decrease) in net assets resulting from shareholder transactions	24,772,215	34,357,870
Total increase (decrease) in net assets	33,754,899	34,910,639
NET ASSETS:
Beginning of period	155,802,851	120,892,212
End of period	$189,557,750	$155,802,851
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	4,050,002	3,200,002
Shares sold	3,250,000	3,700,000
Shares redeemed	(2,550,000)	(2,850,000)
Shares outstanding, end of period	4,750,002	4,050,002
See Notes to Financial Statements

First Trust Long/Short Equity ETF (FTLS)
Financial Highlights
For a share outstanding throughout each period
	Six Months Ended 4/30/2019 (Unaudited)	Year Ended October 31,				Period Ended 10/31/2014 (a)
		2018	2017	2016	2015
Net asset value, beginning of period	$ 38.47	$ 37.78	$ 32.49	$ 32.61	$ 30.54	$ 30.00
Income from investment operations:
Net investment income (loss)	0.21	0.26	0.24	0.32	0.19	0.05
Net realized and unrealized gain (loss)	1.42	0.67	5.34	(0.17)	2.12	0.51
Total from investment operations	1.63	0.93	5.58	0.15	2.31	0.56
Distributions paid to shareholders from:
Net investment income	(0.19)	(0.24)	(0.29)	(0.27)	(0.22)	(0.02)
Net realized gain	—	—	—	—	(0.02)	—
Total distributions	(0.19)	(0.24)	(0.29)	(0.27)	(0.24)	(0.02)
Net asset value, end of period	$39.91	$38.47	$37.78	$32.49	$32.61	$30.54
Total return (b)	4.23%	2.45%	17.23%	0.45%	7.60%	1.86%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 189,558	$ 155,803	$ 120,892	$ 120,231	$ 32,608	$ 3,054
Ratio of total expenses to average net assets (c)	1.61% (d)	1.59%	1.47%	1.40%	1.47%	1.17% (d)
Ratio of total expenses to average net assets excluding dividend expense and margin interest expense (c)	0.95% (d)	0.95%	0.95%	0.95%	0.95%	0.95% (d)
Ratio of net investment income (loss) to average net assets	1.10% (d)	0.71%	0.67%	1.00%	0.39%	1.08% (d)
Portfolio turnover rate (e)	130%	249%	176%	201%	267%	1%

(a)	Inception date is September 8, 2014, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund invests. This ratio does not include these indirect fees and expenses.
(d)	Annualized.
(e)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Notes to Financial Statements
First Trust Long/Short Equity ETF (FTLS)
April 30, 2019 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund III (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of fifteen funds that are offering shares. This report covers the First Trust Long/Short Equity ETF (the “Fund”), a diversified series of the Trust, which trades under the ticker “FTLS” on the NYSE Arca, Inc. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified blocks consisting of 50,000 shares called a “Creation Unit.” Creation Units are issued and redeemed in-kind for securities in which the Fund invests or for cash or, in certain circumstances, a combination of both. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.
The investment objective of the Fund is to seek to provide investors with long-term total return. Under normal conditions, the Fund will expose at least 80% of its net assets (including investment borrowings) to U.S. exchange-listed equity securities and/or U.S. exchange-traded funds (“ETFs”) that provide exposure to such securities. The Fund pursues its investment objective by establishing long and short positions in a portfolio of U.S. exchange-listed equity securities and ETFs. The Fund’s portfolio may include U.S. exchange-listed equity securities of non-U.S. issuers, including the securities of non-U.S. issuers traded on U.S. exchanges in the form of depositary receipts. There can be no assurance that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Common stocks, master limited partnerships (“MLPs”), real estate investment trusts (“REITs”) and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.
Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an

Notes to Financial Statements (Continued)
First Trust Long/Short Equity ETF (FTLS)
April 30, 2019 (Unaudited)
event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the type of security;
2)	the size of the holding;
3)	the initial cost of the security;
4)	transactions in comparable securities;
5)	price quotes from dealers and/or third-party pricing services;
6)	relationships among various securities;
7)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
8)	an analysis of the issuer’s financial statements; and
9)	the existence of merger proposals or tender offers that might affect the value of the security.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of April 30, 2019, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.
Distributions received from the Fund’s investments in REITs may be comprised of return of capital, capital gains, and income. The actual character of the amounts received during the year are not known until after the REITs’ fiscal year end. The Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by the Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
Distributions received from the Fund’s investments in MLPs generally are comprised of return of capital and investment income. The Fund records estimated return of capital and investment income based on historical information available from each MLP. These estimates may subsequently be revised based on information received from the MLPs after their tax reporting periods are concluded.

Notes to Financial Statements (Continued)
First Trust Long/Short Equity ETF (FTLS)
April 30, 2019 (Unaudited)
C. Short Sales
Short sales are utilized for investment and risk management purposes and are transactions in which securities or other instruments (such as options, forwards, futures or other derivative contracts) are sold by the Fund, but are not currently owned in the Fund’s portfolio. When the Fund engages in a short sale, the Fund must borrow the security sold short and deliver the security to the counterparty. Short selling allows the Fund to profit from a decline in a market price to the extent such decline exceeds the transaction costs and the costs of borrowing the securities. The Fund will pay a fee or premium to borrow the securities sold short and is obligated to repay the lenders of the securities. Any dividends or interest that accrues on the securities during the period of the loan are due to the lenders. A gain, limited to the price at which the security was sold short, or a loss, unlimited in size, will be recognized upon the termination of the short sale; which is affected by the Fund purchasing the security sold short and delivering the security to the lender. Any such gain or loss may be offset, completely or in part, by the change in the value of the long portion of the Fund’s portfolio. The Fund is subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Fund.
The Fund has established an account with Pershing, LLC for the purpose of borrowing securities that the Fund intends to sell short. The Fund is charged interest on debit margin balances at a rate equal to the Overnight Bank Funding Rate plus 40 basis points. With regard to securities held short, the Fund is credited a rebate equal to the market value of its short positions at a rate equal to the Overnight Bank Funding Rate less 25 basis points. This rebate rate applies to easy to borrow securities. Securities that are hard to borrow may earn a rebate that is less than the foregoing or may be subject to a premium charge on a security by security basis. The different rebate rate is determined at the time of a short sale request. For the six months ended April 30, 2019, the Fund had margin interest rebate of $693,196 and margin interest expense of $16,467, as shown on the Statement of Operations. Restricted cash in the amount of $50,081,769, as shown on the Statement of Assets and Liabilities, is associated with collateral at the broker as of April 30, 2019.
D. Dividends and Distributions to Shareholders
Dividends from net investment income, if any, are declared and paid quarterly by the Fund, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually.
Distributions from income and capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by the Fund during the fiscal year ended October 31, 2018, was as follows:
Distributions paid from:
Ordinary income	$944,480
Capital gains	—
Return of capital	—
As of October 31, 2018, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$226,166
Accumulated capital and other gain (loss)	(16,314,421)
Net unrealized appreciation (depreciation)	(445,624)
E. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2015, 2016, 2017, and 2018 remain open to

Notes to Financial Statements (Continued)
First Trust Long/Short Equity ETF (FTLS)
April 30, 2019 (Unaudited)
federal and state audit. As of April 30, 2019, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2018, the Fund had $16,314,421 of non-expiring capital loss carryforwards for federal income tax purposes.
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2018, the Fund did not defer any net ordinary losses.
F. Expenses
Expenses, other than the investment advisory fee, dividend and interest expenses on investments sold short and other excluded expenses, are paid by the Advisor (See Note 3).
G. New Accounting Pronouncement
On August 28, 2018, the FASB issued Accounting Standards Update (“ASU”) 2018-13, “Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted for any eliminated or modified disclosures upon issuance of this ASU. The Fund has early adopted ASU 2018-13 for these financial statements, which did not result in a material impact.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in the Fund’s portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Pursuant to the Investment Management Agreement, First Trust manages the investment of the Fund’s assets and is responsible for the Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, acquired fund fees and expenses, dividend expenses on investments sold short, and extraordinary expenses. The Fund has agreed to pay First Trust an annual unitary management fee equal to 0.95% of its average daily net assets. In addition, the Fund incurs acquired fund fees and expenses. The total of the unitary management fee and acquired fund fees and expenses represents the Fund’s total annual operating expenses. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250, which is covered under the annual unitary management fee.
The Trust has multiple service agreements with Brown Brothers Harriman & Co. (“BBH”). Under the service agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BBH is responsible for custody of the Fund’s assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BBH is responsible for maintaining shareholder records for the Fund.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.
Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.

Notes to Financial Statements (Continued)
First Trust Long/Short Equity ETF (FTLS)
April 30, 2019 (Unaudited)
4. Purchases and Sales of Securities
For the six months ended April 30, 2019, the cost of purchases and proceeds from sales of investments, excluding short term investments, investments sold short and in-kind transactions, were $172,268,207 and $170,292,556, respectively. The cost of purchases to cover short sales and the proceeds of short sales were $146,314,656 and $136,633,885, respectively.
For the six months ended April 30, 2019, the cost of in-kind purchases and proceeds from in-kind sales were $117,126,376 and $94,819,549, respectively.
5. Creations, Redemptions and Transaction Fees
Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an “Authorized Participant”). In order to purchase Creation Units of the Fund, an Authorized Participant must deposit (i) a designated portfolio of securities determined by First Trust (the “Deposit Securities”) and generally make or receive a cash payment referred to as the “Cash Component,” which is an amount equal to the difference between the NAV of the Fund shares (per Creation Unit Aggregation) and the market value of the Deposit Securities, and/or (ii) cash in lieu of all or a portion of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Authorized Participants purchasing Creation Units must pay to BBH, as transfer agent, a creation transaction fee (the “Creation Transaction Fee”) regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in the Fund’s portfolio and the countries in which the transactions are settled. The Creation Transaction Fee is currently $500. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When the Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.
Authorized Participants redeeming Creation Units must pay to BBH, as transfer agent, a redemption transaction fee (the “Redemption Transaction Fee”), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in the Fund’s portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee is currently $500. The Fund reserves the right to effect redemptions in cash. An Authorized Participant may request cash redemption in lieu of securities; however, the Fund may, in its discretion, reject any such request.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or to provide investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before March 1, 2020.
7. Indemnification
The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events to the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Additional Information
First Trust Long/Short Equity ETF (FTLS)
April 30, 2019 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to a Fund are identified below, but not all of the material risks relevant to each Fund are included in this report and not all of the risks below apply to each Fund. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund’s investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund’s corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is not concentrated.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.
Derivatives Risk. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund’s portfolio managers use derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.
Equity Securities Risk. To the extent a fund invests in equity securities, the value of the fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than

Additional Information (Continued)
First Trust Long/Short Equity ETF (FTLS)
April 30, 2019 (Unaudited)
net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF’s shares, or decisions by an ETF’s authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF’s shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.
Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund’s fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Index Constituent Risk. Certain funds may be a constituent of one or more indices. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could significantly increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund’s net asset value could be negatively impacted and the fund’s market price may be significantly below its net asset value during certain periods.
Index Provider Risk. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund’s costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.
Investment Companies Risk. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.
Management Risk. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund’s investment portfolio, the fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.
Market Risk. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations.
Non-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Passive Investment Risk. To the extent a Fund seeks to track an index, the Fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A Fund generally will not attempt to take defensive positions in declining markets.

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INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

First Trust Exchange-Traded Fund III
First Trust Emerging Markets Local Currency Bond ETF (FEMB)

Semi-Annual Report
For the Six Months Ended
April 30, 2019

First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Semi-Annual Report
April 30, 2019
Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and/or First Trust Global Portfolios Limited (“FTGP” or the “Sub-Advisor”) and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund III (the “Trust”) described in this report (First Trust Emerging Markets Local Currency Bond ETF; hereinafter referred to as the “Fund”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on the Fund’s web page at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund’s performance and investment approach.
The statistical information that follows may help you understand the Fund’s performance compared to that of a relevant market benchmark.
It is important to keep in mind that the opinions expressed by personnel of the Advisor and/or Sub-Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.

Shareholder Letter
First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Semi-Annual Letter from the Chairman and CEO
April 30, 2019
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for the First Trust Emerging Markets Local Currency Bond ETF (the “Fund”), which contains detailed information about the Fund for the six months ended April 30, 2019. We encourage you to read this report carefully and discuss it with your financial advisor.
If you were thinking (and acting) like a long-term investor over the last six months, you were rewarded for your perseverance. As 2018 came to a close, the “six weeks of madness” sent markets into negative territory for the year, then rallied back in the first quarter of 2019 like a mirror image of the fourth quarter of 2018. Global investors saw the worst quarter since 2011 and the best quarter since 2012, as measured by the MSCI All Country World Index. Similarly, U.S. markets reversed their course, and the S&P 500® Index, the Dow Jones Industrial Average and the Nasdaq Composite Index returned 13.65%, 11.81% and 16.81%, respectively, for the first quarter of 2019.
By the close on April 30, 2019, U.S. equity markets continued their climb higher as the S&P 500® Index was up 18.25%, giving it the best four-month start in the last 30 years. The Federal Reserve provided momentum to the markets by indicating no new rate hikes for the remainder of 2019 and bond markets gained steam as reflected by the Bloomberg Barclays U.S. Aggregate Bond Index, returning 2.94% for the first quarter of 2019 compared to 1.64% for the fourth quarter of 2018.
Key economic indicators suggest a healthy outlook. The U.S. inflation rate hovers near 2% as it has, on average, for the last decade; a higher than expected U.S. gross domestic product growth rate of 3.2% was reported for March; and the U.S. unemployment rate of 3.6% for April is at the lowest level since December of 1969.
Having a long-term perspective when it comes to investing and looking for opportunities when they arise is a drum worth beating, as no one can predict the inevitable ups and downs that occur in the market. We continue to believe that you should invest for the long term and be prepared for market movements, which can happen at any time. You can do this by keeping current on your portfolio and speaking regularly with your investment professional. Markets go up and they also go down, but savvy investors are prepared for either through careful attention to investment goals.
Thank you for giving First Trust the opportunity to be a part of your financial plan. We value our relationship with you and will report on the Fund again in six months.
Sincerely,
James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

Fund Performance Overview (Unaudited)
First Trust Emerging Markets Local Currency Bond ETF (FEMB)
First Trust Emerging Markets Local Currency Bond ETF (the “Fund”) seeks maximum total return and current income. The Fund lists and principally trades its shares on The Nasdaq Stock Market LLC (“Nasdaq”) under the ticker symbol “FEMB.” Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in bonds, notes and bills issued or guaranteed by entities incorporated or domiciled in emerging market countries (collectively, “Bonds”) that are denominated in the local currency of the issuer. In implementing the Fund’s investment strategy, First Trust Global Portfolios Ltd. (the “Sub-Advisor”) seeks to provide current income and enhance capital, while minimizing volatility.
Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 4/30/19	1 Year Ended 4/30/19	Inception (11/4/14) to 4/30/19	Inception (11/4/14) to 4/30/19
Fund Performance
NAV	6.59%	-4.43%	-0.97%	-4.28%
Market Price	7.26%	-4.41%	-0.91%	-4.03%
Index Performance
Bloomberg Barclays Emerging Markets Local Currency Government - 10% Country Capped Index	6.75%	-2.98%	0.17%	0.74%
Total returns for the period since inception are calculated from the inception date of the Fund. “Average Annual Total Returns” represent the average annual change in value of an investment over the period indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period indicated.
The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the index. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future performance.

Fund Performance Overview (Unaudited) (Continued)
First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Industry Classification	% of Long-Term Investments
Sovereigns	94.8%
Supranationals	5.0
Central Bank	0.2
Total	100.0%
Credit Quality(1)	% of Total Investments (including cash)
AAA	4.6%
AA	2.5
AA-	9.6
A	9.4
A-	13.6
BBB+	3.3
BBB	19.5
BBB-	14.7
BB+	3.3
BB	12.6
Cash	6.9
Total	100.0%

Top Ten Holdings	% of Total Investments
Republic of South Africa Government Bond, 6.25%, 3/31/36	6.5%
Republic of South Africa Government Bond, 10.50%, 12/21/26	4.9
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/27	4.6
Indonesia Treasury Bond, 8.38%, 3/15/24	4.4
Chile Government International Bond, 5.50%, 8/5/20	3.8
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/29	3.5
Peru Government Bond, 6.95%, 8/12/31	3.5
Turkey Government Bond, 10.50%, 1/15/20	3.5
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/25	3.5
Republic of Poland Government Bond, 5.75%, 4/25/29	3.5
Total	41.7%

(1)	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including Standard & Poor’s Ratings Group, a division of the McGraw Hill Companies, Inc., Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Fund Performance Overview (Unaudited) (Continued)
First Trust Emerging Markets Local Currency Bond ETF (FEMB)

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.

Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through April 30, 2019
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period November 5, 2014 (commencement of trading) through April 30, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
11/5/14 - 10/31/15	116	110	7	1
11/1/15 - 10/31/16	80	64	38	3
11/1/16 - 10/31/17	104	89	23	2
11/1/17 - 10/31/18	88	5	0	0
11/1/18 - 4/30/19	53	17	0	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
11/5/14 - 10/31/15	15	0	0	1
11/1/15 - 10/31/16	60	7	0	0
11/1/16 - 10/31/17	27	7	0	0
11/1/17 - 10/31/18	140	19	0	0
11/1/18 - 4/30/19	51	1	0	0

Portfolio Management
First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Semi-Annual Report
April 30, 2019 (Unaudited)
Advisor
First Trust Advisors L.P. (“First Trust” or the “Advisor”) serves as the investment advisor to the First Trust Emerging Markets Local Currency Bond ETF (the “Fund”). First Trust is responsible for the ongoing monitoring of the Fund’s investment portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Investment Sub-Advisor
First Trust Global Portfolios Ltd. (“FTGP”), an affiliate of First Trust, serves as investment sub-advisor to the Fund and is headed by Derek Fulton, Director, Chief Executive Officer and Chief Investment Officer of FTGP. Established in December 2011, FTGP is an SEC-registered investment advisor based in London. FTGP was established as a United Kingdom-based distributor, advisor and affiliate of First Trust and First Trust Portfolios L.P. and advises on global fixed income and currency portfolios. The global fixed income team at FTGP has experience in managing developing and emerging market fixed income portfolios for high profile European institutions.
Portfolio Management Team
The following portfolio managers are primarily responsible for the day-to-day management of the Fund. Each portfolio manager has managed the Fund since 2014, except for Anthony Beevers, who has served as a member of the portfolio management team since 2019.
Derek Fulton, Director, Chief Executive Officer, FTGP
Leonardo Da Costa, Portfolio Manager, FTGP
Anthony Beevers, Portfolio Manager, FTGP

First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Understanding Your Fund Expenses
April 30, 2019 (Unaudited)
As a shareholder of the First Trust Emerging Markets Local Currency Bond ETF (the “Fund”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2019.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (a)
First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Actual	$1,000.00	$1,065.90	0.85%	$4.35
Hypothetical (5% return before expenses)	$1,000.00	$1,020.58	0.85%	$4.26

(a)	Expenses are equal to the annualized expense ratios as indicated in the table multiplied by the average account value over the period (November 1, 2018 through April 30, 2019), multiplied by 181/365 (to reflect the six-month period).

First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Portfolio of Investments
April 30, 2019 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN SOVEREIGN BONDS AND NOTES – 86.8%
	Brazil – 12.4%
6,100,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/21	$1,620,181
11,350,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/25	3,065,668
14,950,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/27	4,037,347
11,400,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/29	3,091,505
				11,814,701
	Chile – 4.6%
550,000,000	Bonos de la Tesoreria de la Republica en Pesos (CLP)	4.50%	03/01/26	846,448
120,000,000	Bonos del Banco Central de Chile en Pesos (CLP)	6.00%	02/01/21	185,350
2,210,000,000	Chile Government International Bond (CLP)	5.50%	08/05/20	3,350,077
				4,381,875
	Colombia – 6.1%
6,851,000,000	Colombian TES (COP)	7.00%	05/04/22	2,220,319
6,650,000,000	Colombian TES (COP)	7.50%	08/26/26	2,197,582
4,230,000,000	Colombian TES (COP)	7.75%	09/18/30	1,404,177
				5,822,078
	Czech Republic – 2.5%
19,120,000	Czech Republic Government Bond (CZK)	1.50%	10/29/19	836,835
33,480,000	Czech Republic Government Bond (CZK)	2.40%	09/17/25	1,519,098
				2,355,933
	Hungary – 4.6%
45,000,000	Hungary Government Bond (HUF)	6.50%	06/24/19	157,250
402,570,000	Hungary Government Bond (HUF)	5.50%	06/24/25	1,645,879
742,400,000	Hungary Government Bond (HUF)	3.00%	10/27/27	2,610,052
				4,413,181
	Indonesia – 8.4%
52,016,000,000	Indonesia Treasury Bond (IDR)	8.38%	03/15/24	3,814,638
34,326,000,000	Indonesia Treasury Bond (IDR)	8.38%	09/15/26	2,530,460
24,010,000,000	Indonesia Treasury Bond (IDR)	8.38%	03/15/34	1,708,080
				8,053,178
	Israel – 4.8%
10,090,000	Israel Government Bond (ILS)	2.25%	09/28/28	2,941,228
4,430,000	Israel Government Bond - Fixed (ILS)	6.25%	10/30/26	1,640,650
				4,581,878
	Malaysia – 4.9%
5,520,000	Malaysia Government Bond (MYR)	4.16%	07/15/21	1,356,187
4,280,000	Malaysia Government Bond (MYR)	4.05%	09/30/21	1,050,198
9,360,000	Malaysia Government Bond (MYR)	4.18%	07/15/24	2,311,713
				4,718,098
	Mexico – 4.8%
53,180,000	Mexican Bonos (MXN)	5.00%	12/11/19	2,753,065
24,210,000	Mexican Bonos (MXN)	10.00%	12/05/24	1,396,391
9,290,000	Mexican Bonos (MXN)	7.75%	05/29/31	471,680
				4,621,136
	Peru – 5.6%
6,300,000	Peru Government Bond (PEN)	8.20%	08/12/26	2,296,645
See Notes to Financial Statements

First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN SOVEREIGN BONDS AND NOTES (Continued)
	Peru (Continued)
9,030,000	Peru Government Bond (PEN)	6.95%	08/12/31	$3,087,115
				5,383,760
	Philippines – 3.3%
82,000,000	Philippine Government International Bond (PHP)	4.95%	01/15/21	1,573,519
10,000,000	Philippine Government International Bond (PHP)	3.90%	11/26/22	185,572
64,000,000	Philippine Government International Bond (PHP)	6.25%	01/14/36	1,353,993
				3,113,084
	Poland – 4.2%
600,000	Republic of Poland Government Bond (PLN)	5.50%	10/25/19	160,133
2,975,000	Republic of Poland Government Bond (PLN)	4.00%	10/25/23	837,425
9,365,000	Republic of Poland Government Bond (PLN)	5.75%	04/25/29	3,058,179
				4,055,737
	Romania – 3.7%
6,210,000	Romania Government Bond (RON)	5.85%	04/26/23	1,553,927
7,780,000	Romania Government Bond (RON)	5.80%	07/26/27	1,958,305
				3,512,232
	South Africa – 10.8%
4,000,000	Republic of South Africa Government Bond (ZAR)	6.75%	03/31/21	279,357
55,735,000	Republic of South Africa Government Bond (ZAR)	10.50%	12/21/26	4,311,524
111,995,000	Republic of South Africa Government Bond (ZAR)	6.25%	03/31/36	5,686,895
				10,277,776
	Thailand – 2.9%
54,470,000	Thailand Government Bond (THB)	3.63%	06/16/23	1,813,364
27,500,000	Thailand Government Bond (THB)	3.65%	06/20/31	943,742
				2,757,106
	Turkey – 3.2%
19,950,000	Turkey Government Bond (TRY)	10.50%	01/15/20	3,074,297
	Total Foreign Sovereign Bonds and Notes			82,936,050
	(Cost $85,892,347)
FOREIGN CORPORATE BONDS AND NOTES – 4.6%
	Supranationals – 4.6%
4,730,000	European Investment Bank (ZAR)	6.00%	10/21/19	328,799
37,800,000	International Finance Corp. (INR)	7.80%	06/03/19	544,551
51,050,000	International Finance Corp. (INR)	5.85%	11/25/22	705,637
202,000,000	International Finance Corp. (INR)	6.30%	11/25/24	2,786,172
	Total Foreign Corporate Bonds and Notes			4,365,159
	(Cost $4,705,326)

Total Investments – 91.4%	87,301,209
(Cost $90,597,673) (a)
Net Other Assets and Liabilities – 8.6%	8,201,629
Net Assets – 100.0%	$95,502,838

See Notes to Financial Statements

First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)
Forward Foreign Currency Contracts
Settlement Date	Counterparty	Amount Purchased		Amount Sold		Purchase Value as of 4/30/2019	Sale Value as of 4/30/2019	Unrealized Appreciation/ (Depreciation)
05/15/19	BNS	CLP	260,000,000	USD	391,932	$ 383,839	$ 391,932	$ (8,093)
05/15/19	SG	IDR	5,500,000,000	USD	387,087	385,352	387,087	(1,735)
05/15/19	SG	INR	243,100,000	USD	3,493,939	3,489,097	3,493,939	(4,842)
05/15/19	SG	KRW	1,140,000,000	USD	1,001,513	976,378	1,001,513	(25,135)
05/15/19	BBH	MXN	58,200,000	USD	3,073,310	3,063,396	3,073,310	(9,914)
05/15/19	BNS	PEN	2,650,000	USD	802,179	800,917	802,179	(1,262)
05/15/19	SG	PHP	209,500,000	USD	4,024,965	4,016,011	4,024,965	(8,954)
05/15/19	BNS	RUB	621,300,000	USD	9,573,080	9,590,683	9,573,080	17,603
05/15/19	BBH	THB	47,800,000	USD	1,501,752	1,497,693	1,501,752	(4,059)
05/15/19	BBH	TRY	14,780,000	USD	2,547,397	2,456,703	2,547,397	(90,694)
05/15/19	BBH	ZAR	10,800,000	USD	768,360	753,796	768,360	(14,564)
05/15/19	BNS	USD	1,169,530	BRL	4,500,000	1,169,530	1,146,388	23,142
05/15/19	BBH	USD	726,840	CZK	16,500,000	726,840	722,228	4,612
05/15/19	BBH	USD	1,811,834	HUF	507,800,000	1,811,834	1,759,938	51,896
05/15/19	BBH	USD	2,266,738	ILS	7,941,860	2,266,738	2,209,340	57,398
05/15/19	BBH	USD	2,317,968	PLN	8,787,900	2,317,968	2,300,548	17,420
05/15/19	BBH	USD	543,649	RON	2,300,000	543,649	542,020	1,629
Net Unrealized Appreciation (Depreciation)								$4,448

Counterparty Abbreviations
BBH	Brown Brothers Harriman and Co.
BNS	Bank of Nova Scotia
SG	Societe Generale

(a)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,002,264 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $4,294,280. The net unrealized depreciation was $3,292,016. The amounts presented are inclusive of derivative contracts.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
ASSETS TABLE
	Total Value at 4/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Foreign Sovereign Bonds and Notes*	$ 82,936,050	$ —	$ 82,936,050	$ —
Foreign Corporate Bonds and Notes*	4,365,159	—	4,365,159	—
Total Investments	87,301,209	—	87,301,209	—
Forward Foreign Currency Contracts	173,700	—	173,700	—
Total	$ 87,474,909	$—	$ 87,474,909	$—
LIABILITIES TABLE
	Total Value at 4/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Forward Foreign Currency Contracts	$ (169,252)	$ —	$ (169,252)	$ —

*	See Portfolio of Investments for country breakout.

See Notes to Financial Statements

First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)
Currency Exposure Diversification	% of Total Investments†
ZAR	12.1%
BRL	11.4
RUB	10.2
IDR	9.0
MXN	8.2
INR	8.0
PHP	7.6
PEN	6.6
COP	6.2
TRY	5.9
CLP	5.1
MYR	5.0
THB	4.5
RON	3.3
HUF	2.8
ILS	2.5
PLN	2.0
CZK	1.8
KRW	1.1
USD	(13.3)
Total	100.0%

†	The weightings include the impact of currency forwards.

Currency Abbreviations
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Republic Koruna
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

See Notes to Financial Statements

First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Statement of Assets and Liabilities
April 30, 2019 (Unaudited)
ASSETS:
Investments, at value (Cost $90,597,673)	$ 87,301,209
Cash	6,235,848
Foreign currency (Cost $192,474)	193,357
Unrealized appreciation on forward foreign currency contracts	173,700
Receivables:
Interest	1,823,575
Interest reclaims	28,225
Total Assets	95,755,914
LIABILITIES:
Unrealized depreciation on forward foreign currency contracts	169,252
Payables:
Investment advisory fees	64,530
Deferred foreign capital gains tax	19,294
Total Liabilities	253,076
NET ASSETS	$95,502,838
NET ASSETS consist of:
Paid-in capital	$ 101,021,744
Par value	25,500
Accumulated distributable earnings (loss)	(5,544,406)
NET ASSETS	$95,502,838
NET ASSET VALUE, per share	$37.45
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	2,550,002
See Notes to Financial Statements

First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Statement of Operations
For the Six Months Ended April 30, 2019 (Unaudited)
INVESTMENT INCOME:
Interest	$ 2,215,797
Foreign withholding tax	(56,603)
Total investment income	2,159,194
EXPENSES:
Investment advisory fees	313,757
Total expenses	313,757
NET INVESTMENT INCOME (LOSS)	1,845,437
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(110,167)
Forward foreign currency contracts	349,244
Foreign currency transactions	19,316
Net realized gain (loss)	258,393
Net change in unrealized appreciation (depreciation) on:
Investments	2,051,024
Forward foreign currency contracts	(161,291)
Foreign currency translation	(24,763)
Deferred foreign capital gains tax	(19,294)
Net change in unrealized appreciation (depreciation)	1,845,676
NET REALIZED AND UNREALIZED GAIN (LOSS)	2,104,069
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 3,949,506

See Notes to Financial Statements

First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Statements of Changes in Net Assets
	Six Months Ended 4/30/2019 (Unaudited)	Year Ended 10/31/2018
OPERATIONS:
Net investment income (loss)	$ 1,845,437	$ 2,476,708
Net realized gain (loss)	258,393	(3,099,868)
Net change in unrealized appreciation (depreciation)	1,845,676	(4,588,147)
Net increase (decrease) in net assets resulting from operations	3,949,506	(5,211,307)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(2,105,622)	(1,016,310)
Return of capital	—	(2,159,690)
Total distributions to shareholders	(2,105,622)	(3,176,000)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	37,682,481	37,425,252
Cost of shares redeemed	—	(22,923,482)
Net increase (decrease) in net assets resulting from shareholder transactions	37,682,481	14,501,770
Total increase (decrease) in net assets	39,526,365	6,114,463
NET ASSETS:
Beginning of period	55,976,473	49,862,010
End of period	$95,502,838	$55,976,473
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	1,550,002	1,200,002
Shares sold	1,000,000	900,000
Shares redeemed	—	(550,000)
Shares outstanding, end of period	2,550,002	1,550,002
See Notes to Financial Statements

First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Financial Highlights
For a share outstanding throughout each period
	Six Months Ended 4/30/2019 (Unaudited)	Year Ended October 31,			Period Ended 10/31/2015 (a)
		2018	2017	2016
Net asset value, beginning of period	$ 36.11	$ 41.55	$ 42.32	$ 40.77	$ 50.00
Income from investment operations:
Net investment income (loss)	1.18	1.80	2.30	1.74	1.94
Net realized and unrealized gain (loss)	1.19	(4.76)	(0.65)	2.09	(9.23)
Total from investment operations	2.37	(2.96)	1.65	3.83	(7.29)
Distributions paid to shareholders from:
Net investment income	(1.03)	(0.79)	(2.42)	(1.56)	—
Return of capital	—	(1.69)	—	(0.72)	(1.94)
Total distributions	(1.03)	(2.48)	(2.42)	(2.28)	(1.94)
Net asset value, end of period	$37.45	$36.11	$41.55	$42.32	$40.77
Total return (b)	6.59%	(7.55)%	4.00%	9.66%	(14.83)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 95,503	$ 55,976	$ 49,862	$ 14,812	$ 4,077
Ratio of total expenses to average net assets	0.85% (c)	0.85% (d)	0.85%	0.85%	0.85% (c)
Ratio of net investment income (loss) to average net assets	5.00% (c)	4.63% (d)	4.95%	4.70%	4.36% (c)
Portfolio turnover rate (e)	10%	61%	16%	23%	49%

(a)	Inception date is November 4, 2014, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Includes excise tax.
(e)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Emerging Markets Local Currency Bond ETF (FEMB)
April 30, 2019 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund III (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of fifteen funds that are offering shares. This report covers the First Trust Emerging Markets Local Currency Bond ETF (the “Fund”), a non-diversified series of the Trust, which trades under the ticker “FEMB” on The Nasdaq Stock Market LLC (“Nasdaq”). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified blocks consisting of 50,000 shares called a “Creation Unit.” Creation Units are issued and redeemed for cash and, in certain circumstances, in-kind for securities in which the Fund invests. Except when aggregated in Creation Units, the Fund’s shares are not redeemable securities.
The Fund is an actively managed exchange-traded fund. The investment objective of the Fund is to seek maximum total return and current income. Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in bonds, notes and bills issued or guaranteed by entities incorporated or domiciled in emerging market countries that are denominated in the local currency of the issuer. There can be no assurance the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Corporate bonds, notes and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Fund’s Board of Trustees, which may use the following valuation inputs when available:
1)	benchmark yields;
2)	reported trades;
3)	broker/dealer quotes;
4)	issuer spreads;
5)	benchmark securities;
6)	bids and offers; and
7)	reference data including market research publications.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific

Notes to Financial Statements (Continued)
First Trust Emerging Markets Local Currency Bond ETF (FEMB)
April 30, 2019 (Unaudited)
conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
1)	the credit conditions in the relevant market and changes thereto;
2)	the liquidity conditions in the relevant market and changes thereto;
3)	the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
4)	issuer-specific conditions (such as significant credit deterioration); and
5)	any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Forward foreign currency contracts are fair valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety, and one-hundred eighty day forward rates provided by a third-party pricing service.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the fundamental business data relating to the issuer, or economic data relating to the country of issue;
2)	an evaluation of the forces which influence the market in which these securities are purchased and sold;
3)	the type, size and cost of the security;
4)	the financial statements of the issuer, or the financial condition of the country of issue;
5)	the credit quality and cash flow of the issuer, or country of issue, based on the Advisor’s or external analysis;
6)	the information as to any transactions in or offers for the security;
7)	the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;
8)	the coupon payments;
9)	the quality, value and salability of collateral, if any, securing the security;
10)	the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer’s management (for corporate debt only);
11)	the economic, political and social prospects/developments of the country of issue and the assessment of the country’s governmental leaders/officials (for sovereign debt only);
12)	the prospects for the issuer’s industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only); and
13)	other relevant factors.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

Notes to Financial Statements (Continued)
First Trust Emerging Markets Local Currency Bond ETF (FEMB)
April 30, 2019 (Unaudited)
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of April 30, 2019, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.
C. Forward Foreign Currency Contracts
The Fund is subject to foreign currency risk in the normal course of pursuing its investment objective. Forward foreign currency contracts are agreements between two parties (“Counterparties”) to exchange one currency for another at a future date and at a specified price. The Fund uses forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund’s foreign currency exposure. These contracts are valued daily, and the Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in “Unrealized appreciation on forward foreign currency contracts” and “Unrealized depreciation on forward foreign currency contracts” on the Statement of Assets and Liabilities. The change in unrealized appreciation (depreciation) is included in “Net change in unrealized appreciation (depreciation) on forward foreign currency contracts” on the Statement of Operations. When the forward contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or the cost of) the closing transaction and the Fund’s basis in the contract. This realized gain or loss is included in “Net realized gain (loss) on forward foreign currency contracts” on the Statement of Operations. Risks arise from the possible inability of Counterparties to meet the terms of their contracts and from movement in currency, securities values and interest rates. Due to the risks, the Fund could incur losses in excess of the net unrealized value shown on the Forward Foreign Currency Contracts table in the Portfolio of Investments. In the event of default by the Counterparty, the Fund will provide notice to the Counterparty of the Fund’s intent to convert the currency held by the Fund into the currency that the Counterparty agreed to exchange with the Fund. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances.
D. Foreign Currency
The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translation” on the Statement of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are included in “Net change in unrealized appreciation (depreciation) on investments” on the Statement of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are included in “Net realized gain (loss) on foreign currency transactions” on the Statement of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in “Net realized gain (loss) on investments” on the Statement of Operations.
E. Dividends and Distributions to Shareholders
Dividends from net investment income, if any, are declared and paid monthly by the Fund, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually.
Distributions from income and capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio

Notes to Financial Statements (Continued)
First Trust Emerging Markets Local Currency Bond ETF (FEMB)
April 30, 2019 (Unaudited)
securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by the Fund during the fiscal year ended October 31, 2018, was as follows:
Distributions paid from:
Ordinary income	$ 1,016,310
Capital gains	—
Return of capital	2,159,690
As of October 31, 2018, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$ —
Accumulated capital and other gain (loss)	(1,155,653)
Net unrealized appreciation (depreciation)	(6,232,637)
F. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2015, 2016, 2017, and 2018 remain open to federal and state audit. As of April 30, 2019, management has evaluated the application of these standards to the Fund, and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2018, the Fund had non-expiring capital loss carryforwards for federal income tax purposes of $1,155,653.
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2018, the Fund did not incur any net ordinary losses.
G. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (See Note 3).
H. Offsetting on the Statement of Assets and Liabilities
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the Statement of Assets and Liabilities, and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.
For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to master netting arrangements (“MNAs”) or similar agreements on the Statement of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting Counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.

Notes to Financial Statements (Continued)
First Trust Emerging Markets Local Currency Bond ETF (FEMB)
April 30, 2019 (Unaudited)
At April 30, 2019, derivative assets and liabilities (by type) on a gross basis are as follows:
Gross Amounts not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Amounts Received	Net Amount
Forward Foreign Currency Contracts*	$ 173,700	$ —	$ 173,700	$ (128,586)	$ —	$ 45,114
Gross Amounts not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Amounts Pledged	Net Amount
Forward Foreign Currency Contracts*	$ (169,252)	$ —	$ (169,252)	$ 128,586	$ —	$ (40,666)
* The respective Counterparties for each contract are disclosed in the Forward Foreign Currency Contracts table in the Portfolio of Investments.
I. New Accounting Pronouncements
On March 30, 2017, the FASB issued Accounting Standards Update (“ASU”) 2017-08 “Premium Amortization on Purchased Callable Debt Securities,” which amends the amortization period for certain purchased callable debt securities held at a premium by shortening such period to the earliest call date. The new guidance requires an entity to amortize the premium on a callable debt security within its scope to the earliest call date, unless the guidance for considering estimated prepayments is applied. If the call option is not exercised at the earliest call date, the yield is reset to the effective yield using the payment terms of the security. If the security has more than one call date and the premium was amortized to a call price greater than the next call price, any excess of the amortized cost basis over the amount repayable at the next call date will be amortized to that date. If there are no other call dates, any excess of the amortized cost basis over the par amount will be amortized to maturity. Discounts on purchased callable debt securities will continue to be amortized to the security’s maturity date. ASU 2017-08 is effective for public business entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Earlier adoption is permitted for all entities, including adoption in an interim period. If an entity early adopts the ASU in an interim period, any adjustments must be reflected as of the beginning of the fiscal year that includes that interim period. Management is still assessing the impact of the adoption of ASU 2017-08 on the financial statements but does not expect it to have a material impact.
On August 28, 2018, the FASB issued Accounting Standards Update (“ASU”) 2018-13, “Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted for any eliminated or modified disclosures upon issuance of this ASU. The Fund has early adopted ASU 2018-13 for these financial statements, which did not result in a material impact.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for supervising the selection and ongoing monitoring of the securities

Notes to Financial Statements (Continued)
First Trust Emerging Markets Local Currency Bond ETF (FEMB)
April 30, 2019 (Unaudited)
in the Fund’s portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
The Trust, on behalf of the Fund, and First Trust have retained First Trust Global Portfolios Ltd. (“FTGP” or the “Sub-Advisor”), an affiliate of First Trust, to serve as investment sub-advisor. In this capacity, FTGP is responsible for the selection and ongoing monitoring of the securities in the Fund’s investment portfolio. First Trust is paid an annual unitary management fee of 0.85% of the Fund’s average daily net assets. FTGP receives a sub-advisory fee equal to 40% of any remaining monthly unitary fee paid to the Advisor after the Fund’s average expenses accrued during the most recent twelve months are subtracted from the unitary fee for that month. First Trust is responsible for the expenses of the Fund including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, Rule 12b-1 distribution and service fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, and extraordinary expenses. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250, which is covered under the annual unitary management fee.
The Trust has multiple service agreements with Brown Brothers Harriman & Co. (“BBH”). Under the service agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BBH is responsible for custody of the Fund’s assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BBH is responsible for maintaining shareholder records for the Fund.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.
Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended April 30, 2019, the cost of purchases and proceeds from sales of investments, excluding short term investments and in-kind transactions, were $39,604,184 and $6,839,172, respectively.
For the six months ended April 30, 2019, the Fund had no in-kind transactions.
5. Derivative Transactions
The following table presents the type of derivatives held by the Fund at April 30, 2019, the primary underlying risk exposure and the location of these instruments as presented on the Statement of Assets and Liabilities.
		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Forward foreign currency contracts	Currency Risk	Unrealized appreciation on forward foreign currency contracts	$ 173,700	Unrealized depreciation on forward foreign currency contracts	$ 169,252
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended April 30, 2019, on derivative instruments, as well as the primary underlying risk exposure associated with each instrument.
Statement of Operations Location
Currency Risk Exposure
Net realized gain (loss) on forward foreign currency contracts	$349,244
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts	(161,291)
During the six months ended April 30, 2019, the notional values of forward foreign currency contracts opened and closed were $307,527,776 and $282,933,995, respectively.

Notes to Financial Statements (Continued)
First Trust Emerging Markets Local Currency Bond ETF (FEMB)
April 30, 2019 (Unaudited)
6. Creations, Redemptions and Transaction Fees
Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an “Authorized Participant”). In order to purchase Creation Units of the Fund, an Authorized Participant must deposit (i) a designated portfolio of securities and other instruments determined by First Trust (the “Deposit Securities”) and generally make or receive a cash payment referred to as the “Cash Component,” which is an amount equal to the difference between the NAV of the Fund shares (per Creation Unit Aggregation) and the market value of the Deposit Securities, and/or (ii) cash in lieu of all or a portion of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Authorized Participants purchasing Creation Units must pay to BBH, as transfer agent, a creation transaction fee (the “Creation Transaction Fee”) regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in the Fund’s portfolio and the countries in which the transactions are settled. The Creation Transaction Fee is currently $500. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When the Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.
Authorized Participants redeeming Creation Units must pay to BBH, as transfer agent, a redemption transaction fee (the “Redemption Transaction Fee”), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in the Fund’s portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee is currently $500. The Fund reserves the right to effect redemptions in cash. An Authorized Participant may request cash redemption in lieu of securities; however, the Fund may, in its discretion, reject any such request.
7. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or to provide investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before March 1, 2020.
8. Line of Credit
The Trust, on behalf of the Fund, along with First Trust Series Fund and First Trust Exchange-Traded Fund IV have a $385 million Credit Agreement with The Bank of Nova Scotia (“Scotia”) as administrative agent for a group of lenders. Prior to March 6, 2019, the commitment amount was $360 million. Scotia charges a commitment fee of 0.25% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans and an agency fee. First Trust allocates the commitment fee and agency fee amongst the funds that have access to the credit line. To the extent that the Fund accesses the credit line, there would also be an interest fee charged. The Fund did not have any borrowings outstanding during the fiscal six months ended April 30, 2019.
9. Indemnification
The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
10. Subsequent Events
Management has evaluated the impact of all subsequent events to the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Additional Information
First Trust Emerging Markets Local Currency Bond ETF (FEMB)
April 30, 2019 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to a Fund are identified below, but not all of the material risks relevant to each Fund are included in this report and not all of the risks below apply to each Fund. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund’s investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund’s corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is not concentrated.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.
Derivatives Risk. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund’s portfolio managers use derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.
Equity Securities Risk. To the extent a fund invests in equity securities, the value of the fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than

Additional Information (Continued)
First Trust Emerging Markets Local Currency Bond ETF (FEMB)
April 30, 2019 (Unaudited)
net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF’s shares, or decisions by an ETF’s authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF’s shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.
Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund’s fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Index Constituent Risk. Certain funds may be a constituent of one or more indices. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could significantly increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund’s net asset value could be negatively impacted and the fund’s market price may be significantly below its net asset value during certain periods.
Index Provider Risk. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund’s costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.
Investment Companies Risk. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.
Management Risk. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund’s investment portfolio, the fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.
Market Risk. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations.
Non-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Passive Investment Risk. To the extent a Fund seeks to track an index, the Fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A Fund generally will not attempt to take defensive positions in declining markets.
NOT FDIC INSURED	NOT BANK GUARANTEED	MAY LOSE VALUE

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First Trust Exchange-Traded Fund III
INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
INVESTMENT SUB-ADVISOR
First Trust Global Portfolios Ltd.
Floor 2
8 Angel Court
London EC2R 7HJ
England
ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

First Trust Exchange-Traded Fund III
First Trust RiverFront Dynamic Asia Pacific ETF (RFAP)

First Trust RiverFront Dynamic Developed International ETF (RFDI)

First Trust RiverFront Dynamic Europe ETF (RFEU)

First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)

Semi-Annual Report
For the Six Months Ended
April 30, 2019

First Trust Exchange-Traded Fund III
Semi-Annual Report
April 30, 2019

Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and/or RiverFront Investment Group, LLC (“RiverFront” or the “Sub-Advisor”) and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund III (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, the “Funds”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Funds.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on each Fund’s web page at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund’s performance and investment approach.
The statistical information that follows may help you understand each Fund’s performance compared to that of a relevant market benchmark.
It is important to keep in mind that the opinions expressed by personnel of the Advisor and/or Sub-Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.

Shareholder Letter
First Trust Exchange-Traded Fund III
Semi-Annual Letter from the Chairman and CEO
April 30, 2019
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for the First Trust RiverFront Dynamic International ETFs (the “Funds”), which contains detailed information about the Funds for the six months ended April 30, 2019. We encourage you to read this report carefully and discuss it with your financial advisor.
If you were thinking (and acting) like a long-term investor over the last six months, you were rewarded for your perseverance. As 2018 came to a close, the “six weeks of madness” sent markets into negative territory for the year, then rallied back in the first quarter of 2019 like a mirror image of the fourth quarter of 2018. Global investors saw the worst quarter since 2011 and the best quarter since 2012, as measured by the MSCI All Country World Index. Similarly, U.S. markets reversed their course, and the S&P 500® Index, the Dow Jones Industrial Average and the Nasdaq Composite Index returned 13.65%, 11.81% and 16.81%, respectively, for the first quarter of 2019.
By the close on April 30, 2019, U.S. equity markets continued their climb higher as the S&P 500® Index was up 18.25%, giving it the best four-month start in the last 30 years. The Federal Reserve provided momentum to the markets by indicating no new rate hikes for the remainder of 2019 and bond markets gained steam as reflected by the Bloomberg Barclays U.S. Aggregate Bond Index, returning 2.94% for the first quarter of 2019 compared to 1.64% for the fourth quarter of 2018.
Key economic indicators suggest a healthy outlook. The U.S. inflation rate hovers near 2% as it has, on average, for the last decade; a higher than expected U.S. gross domestic product growth rate of 3.2% was reported for March; and the U.S. unemployment rate of 3.6% for April is at the lowest level since December of 1969.
Having a long-term perspective when it comes to investing and looking for opportunities when they arise is a drum worth beating, as no one can predict the inevitable ups and downs that occur in the market. We continue to believe that you should invest for the long term and be prepared for market movements, which can happen at any time. You can do this by keeping current on your portfolio and speaking regularly with your investment professional. Markets go up and they also go down, but savvy investors are prepared for either through careful attention to investment goals.
Thank you for giving First Trust the opportunity to be a part of your financial plan. We value our relationship with you and will report on the Funds again in six months.
Sincerely,
James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

Fund Performance Overview (Unaudited)
First Trust RiverFront Dynamic Asia Pacific ETF (RFAP)
The investment objective of First Trust RiverFront Dynamic Asia Pacific ETF (the “Fund”) is to provide capital appreciation. Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in a portfolio of equity securities of Asian Pacific companies, including through investments in common stock, depositary receipts, and common and preferred shares of real estate investment trusts (“REITs”), and forward foreign currency exchange contracts and currency spot transactions used to hedge the Fund’s exposure to the currencies in which the equity securities of such Asian Pacific companies are denominated (each, an “Asian Pacific currency” and, collectively, the “Asian Pacific currencies”). Asian Pacific companies are those companies (i) whose securities are traded principally on a stock exchange in an Asian Pacific country, (ii) that have a primary business office in an Asian Pacific country, or (iii) that have at least 50% of their assets in, or derive at least 50% of their revenues or profits from, an Asian Pacific country. Asian Pacific countries include the countries located in Asia and the Pacific Islands as well as Australia and New Zealand. The Fund generally focuses its Asian Pacific company investments in Australia, Hong Kong, Japan, New Zealand and/or Singapore. The Fund is non-diversified. Shares of the Fund are listed on The Nasdaq Stock Market LLC under the ticker symbol “RFAP.”
The Fund utilizes a dynamic currency hedging strategy through the use of forward foreign currency exchange contracts and currency spot transactions to hedge up to 100% of the Fund’s currency exposure. As a result of such dynamic currency hedging strategy, the portion of the Fund’s portfolio securities which are subject to currency hedging transactions may vary widely, from 0% to 100% of the portfolio securities. A forward contract on foreign currency is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days agreed upon by the parties from the date of the contract, at a price set on the date of the contract. A forward foreign currency exchange contract may reduce the Fund’s exposure to changes in the value of the currency it will deliver and increase its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of the Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. The Fund also may enter into currency spot transactions as part of its dynamic currency hedging strategy. A currency spot transaction is an agreement between two parties to buy or sell a specific currency for delivery on a date that is typically two business days from the date of the agreement, as opposed to a date set in the future. The underlying currencies of the forward foreign currency exchange contracts and currency spot transactions included in the Fund’s policy relating to the investment of at least 80% of its net assets (including investment borrowings) will be limited to Asian Pacific currencies.
Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 4/30/19	1 Year Ended 4/30/19	Inception (4/13/16) to 4/30/19	Inception (4/13/16) to 4/30/19
Fund Performance
NAV	1.10%	-11.34%	2.49%	7.78%
Market Price	1.33%	-11.59%	2.43%	7.58%
Index Performance
MSCI Pacific Index	5.76%	-3.82%	8.82%	29.36%
(See Notes to Fund Performance Overview Page 11.)

Fund Performance Overview (Unaudited) (Continued)
First Trust RiverFront Dynamic Asia Pacific ETF (RFAP) (Continued)
Sector Allocation	% of Total Investments
Financials	19.8%
Consumer Discretionary	15.6
Industrials	14.0
Information Technology	13.7
Consumer Staples	9.1
Materials	8.3
Communication Services	7.8
Real Estate	4.6
Health Care	4.1
Energy	1.7
Utilities	1.3
Total	100.0%
Top Ten Holdings	% of Total Investments
Keyence Corp.	2.3%
Westpac Banking Corp.	2.1
Toyota Motor Corp.	2.1
Australia & New Zealand Banking Group Ltd.	1.9
National Australia Bank Ltd.	1.8
Honda Motor Co., Ltd.	1.8
KDDI Corp.	1.6
DBS Group Holdings Ltd.	1.6
Recruit Holdings Co., Ltd.	1.5
Tokyo Electron Ltd.	1.4
Total	18.1%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through April 30, 2019
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period April 14, 2016 (commencement of trading) through April 30, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
4/14/16 – 10/31/16	65	29	12	2
11/1/16 – 10/31/17	127	85	23	0
11/1/17 – 10/31/18	114	22	8	1
11/1/18 – 4/30/19	49	7	0	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
4/14/16 – 10/31/16	21	8	2	1
11/1/16 – 10/31/17	16	1	0	0
11/1/17 – 10/31/18	94	12	1	0
11/1/18 – 4/30/19	47	18	1	0

Fund Performance Overview (Unaudited) (Continued)
First Trust RiverFront Dynamic Developed International ETF (RFDI)
The investment objective of First Trust RiverFront Dynamic Developed International ETF (the “Fund”) is to provide capital appreciation. Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in a portfolio of equity securities of developed market companies, including through investments in common stock, depositary receipts, and common and preferred shares of real estate investment trusts (“REITs”), and forward foreign currency exchange contracts and currency spot transactions used to hedge the Fund’s exposure to the currencies in which the equity securities of such developed market companies are denominated (each, a “Developed Market currency” and, collectively, the “Developed Market currencies”). Developed market companies are those companies (i) whose securities are traded principally on a stock exchange in a developed market country, (ii) that have a primary business office in a developed market country, or (iii) that have at least 50% of their assets in, or derive at least 50% of their revenues or profits from, a developed market country. Developed market countries currently include the countries comprising the Morgan Stanley Capital International World Index or countries considered to be developed by the World Bank, the International Finance Corporation or the United Nations. Under normal market conditions, the Fund invests in at least three countries and at least 40% of its net assets in countries other than the United States. The Fund is non-diversified. Shares of the Fund are listed on The Nasdaq Stock Market LLC under the ticker symbol “RFDI.”
The Fund utilizes a dynamic currency hedging strategy through the use of forward foreign currency exchange contracts and currency spot transactions to hedge up to 100% of the Fund’s currency exposure. As a result of such dynamic currency hedging strategy, the portion of the Fund’s portfolio securities which are subject to currency hedging transactions may vary widely, from 0% to 100% of the portfolio securities. A forward contract on foreign currency is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days agreed upon by the parties from the date of the contract, at a price set on the date of the contract. A forward foreign currency exchange contract may reduce the Fund’s exposure to changes in the value of the currency it will deliver and increase its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of the Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. The Fund also may enter into currency spot transactions as part of its dynamic currency hedging strategy. A currency spot transaction is an agreement between two parties to buy or sell a specific currency for delivery on a date that is typically two business days from the date of the agreement, as opposed to a date set in the future. The underlying currencies of the forward foreign currency exchange contracts and currency spot transactions included in the Fund’s policy relating to the investment of at least 80% of its net assets (including investment borrowings) will be limited to Developed Market currencies.
Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 4/30/19	1 Year Ended 4/30/19	Inception (4/13/16) to 4/30/19	Inception (4/13/16) to 4/30/19
Fund Performance
NAV	4.68%	-7.19%	6.62%	21.58%
Market Price	4.42%	-7.51%	6.61%	21.54%
Index Performance
MSCI EAFE Index	7.45%	-3.22%	7.77%	25.59%
(See Notes to Fund Performance Overview Page 11.)

Fund Performance Overview (Unaudited) (Continued)
First Trust RiverFront Dynamic Developed International ETF (RFDI) (Continued)
Sector Allocation	% of Total Investments
Financials	16.2%
Consumer Discretionary	14.5
Industrials	14.4
Consumer Staples	11.1
Health Care	9.8
Information Technology	7.9
Materials	7.9
Energy	7.6
Utilities	4.0
Communication Services	3.9
Real Estate	1.6
Other *	1.1
Total	100.0%

*	Exchange-traded funds with holdings representing multiple sectors.
Top Ten Holdings	% of Total Investments
Nestle S.A.	2.7%
Roche Holding AG	1.9
BP PLC	1.5
LVMH Moet Hennessy Louis Vuitton SE	1.4
GlaxoSmithKline PLC	1.2
L’Oreal S.A.	1.1
Iberdrola S.A.	1.0
Kering S.A.	0.9
Novartis AG	0.9
Safran S.A.	0.9
Total	13.5%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through April 30, 2019
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period April 14, 2016 (commencement of trading) through April 30, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
4/14/16 – 10/31/16	46	70	18	2
11/1/16 – 10/31/17	157	81	7	0
11/1/17 – 10/31/18	158	33	0	0
11/1/18 – 4/30/19	38	1	0	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
4/14/16 – 10/31/16	4	0	0	0
11/1/16 – 10/31/17	7	0	0	0
11/1/17 – 10/31/18	52	9	0	0
11/1/18 – 4/30/19	78	5	0	0

Fund Performance Overview (Unaudited) (Continued)
First Trust RiverFront Dynamic Europe ETF (RFEU)
The investment objective of First Trust RiverFront Dynamic Europe ETF (the “Fund”) is to provide capital appreciation. Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in a portfolio of equity securities of European companies, including through investments in common stock, depositary receipts, and common and preferred shares of real estate investment trusts (“REITs”), and forward foreign currency exchange contracts and currency spot transactions used to hedge the Fund’s exposure to the currencies in which the equity securities of such European companies are denominated (each, a “European currency” and, collectively, the “European currencies”). European companies are those companies (i) whose securities are traded principally on a stock exchange in a European country, (ii) that have a primary business office in a European country, or (iii) that have at least 50% of their assets in, or derive at least 50% of their revenues or profits from, a European country. The Fund considers a European country to be any member country of the European Union or any country included in the FTSE Developed Europe Index or the FTSE Emerging Europe All Cap Index. The Fund generally focuses its European company investments in Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and/or the United Kingdom. The Fund is non-diversified. Shares of the Fund are listed on The Nasdaq Stock Market LLC under the ticker symbol “RFEU.”
The Fund utilizes a dynamic currency hedging strategy through the use of forward foreign currency exchange contracts and currency spot transactions to hedge up to 100% of the Fund’s currency exposure. As a result of such dynamic currency hedging strategy, the portion of the Fund’s portfolio securities which are subject to currency hedging transactions may vary widely, from 0% to 100% of the portfolio securities. A forward contract on foreign currency is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days agreed upon by the parties from the date of the contract, at a price set on the date of the contract. A forward foreign currency exchange contract may reduce the Fund’s exposure to changes in the value of the currency it will deliver and increase its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of the Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. The Fund also may enter into currency spot transactions as part of its dynamic currency hedging strategy. A currency spot transaction is an agreement between two parties to buy or sell a specific currency for delivery on a date that is typically two business days from the date of the agreement, as opposed to a date set in the future. The underlying currencies of the forward foreign currency exchange contracts and currency spot transactions included in the Fund’s policy relating to the investment of at least 80% of its net assets (including investment borrowings) will be limited to European currencies.
Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 4/30/19	1 Year Ended 4/30/19	Inception (4/13/16) to 4/30/19	Inception (4/13/16) to 4/30/19
Fund Performance
NAV	6.51%	-5.00%	8.69%	28.89%
Market Price	6.96%	-5.30%	8.69%	28.89%
Index Performance
MSCI Europe Index	8.48%	-2.97%	7.33%	24.06%
(See Notes to Fund Performance Overview Page 11.)

Fund Performance Overview (Unaudited) (Continued)
First Trust RiverFront Dynamic Europe ETF (RFEU) (Continued)
Sector Allocation	% of Total Investments
Industrials	14.6%
Financials	14.4
Consumer Discretionary	13.9
Health Care	12.7
Consumer Staples	12.2
Energy	10.7
Materials	7.6
Utilities	5.4
Information Technology	4.8
Communication Services	2.0
Other *	1.7
Total	100.0%

*	Exchange-traded fund with holdings representing multiple sectors.
Top Ten Holdings	% of Total Investments
Nestle S.A.	4.1%
Roche Holding AG	3.0
BP PLC	2.3
LVMH Moet Hennessy Louis Vuitton SE	2.1
GlaxoSmithKline PLC	1.8
iShares Core MSCI Europe ETF	1.8
L’Oreal S.A.	1.7
Iberdrola S.A.	1.5
Kering S.A.	1.4
Novartis AG	1.4
Total	21.1%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through April 30, 2019
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period April 14, 2016 (commencement of trading) through April 30, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
4/14/16 – 10/31/16	39	35	2	0
11/1/16 – 10/31/17	134	103	8	0
11/1/17 – 10/31/18	146	10	0	0
11/1/18 – 4/30/19	23	1	0	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
4/14/16 – 10/31/16	56	8	0	0
11/1/16 – 10/31/17	7	0	0	0
11/1/17 – 10/31/18	92	4	0	0
11/1/18 – 4/30/19	95	3	0	0

Fund Performance Overview (Unaudited) (Continued)
First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)
The investment objective of First Trust RiverFront Dynamic Emerging Markets ETF (the “Fund”) is to provide capital appreciation. Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in a portfolio of equity securities of emerging market companies, including through investments in common stock, depositary receipts, and common and preferred shares of real estate investment trusts (“REITs”), and forward foreign currency exchange contracts and currency spot transactions used to hedge the Fund’s exposure to the currencies in which the equity securities of such emerging market companies are denominated (each, an “Emerging Market currency” and, collectively, the “Emerging Market currencies”). The Fund considers an emerging market company to be one (i) domiciled or with a principal place of business or primary securities trading market in an emerging market country, or (ii) that derives a substantial portion of its total revenues or profits from emerging market countries. The Fund considers an emerging market country to be any country whose issuers are included in the Morgan Stanley Capital International Emerging Markets Index and/or those countries considered to be developing by the World Bank, the International Finance Corporation or the United Nations. The Fund generally focuses its emerging market company investments in Brazil, Chile, China, Colombia, the Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Malaysia, Mexico, Morocco, Nigeria, Peru, the Philippines, Poland, Qatar, Russia, South Africa, South Korea, Taiwan, Thailand, Turkey and/or the United Arab Emirates. The Fund is non-diversified. Shares of the Fund are listed on The Nasdaq Stock Exchange LLC under the ticker symbol “RFEM.”
The Fund utilizes a dynamic currency hedging strategy through the use of forward foreign currency exchange contracts and currency spot transactions to hedge up to 100% of the Fund’s currency exposure. As a result of such dynamic currency hedging strategy, the portion of the Fund’s portfolio securities which are subject to currency hedging transactions may vary widely, from 0% to 100% of the portfolio securities. A forward contract on foreign currency is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days agreed upon by the parties from the date of the contract, at a price set on the date of the contract. A forward foreign currency exchange contract may reduce the Fund’s exposure to changes in the value of the currency it will deliver and increase its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of the Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. The Fund also may enter into currency spot transactions as part of its dynamic currency hedging strategy. A currency spot transaction is an agreement between two parties to buy or sell a specific currency for delivery on a date that is typically two business days from the date of the agreement, as opposed to a date set in the future. The underlying currencies of the forward foreign currency exchange contracts and currency spot transactions included in the Fund’s policy relating to the investment of at least 80% of its net assets (including investment borrowings) will be limited to Emerging Market currencies.
Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 4/30/19	1 Year Ended 4/30/19	Inception (6/14/16) to 4/30/19	Inception (6/14/16) to 4/30/19
Fund Performance
NAV	12.70%	-11.24%	11.64%	37.26%
Market Price	13.11%	-11.06%	11.69%	37.43%
Index Performance
MSCI Emerging Markets Index	13.76%	-5.04%	13.40%	43.58%
(See Notes to Fund Performance Overview Page 11.)

Fund Performance Overview (Unaudited) (Continued)
First Trust RiverFront Dynamic Emerging Markets ETF (RFEM) (Continued)
Sector Allocation	% of Total Investments
Financials	18.6%
Information Technology	15.9
Consumer Discretionary	12.1
Industrials	9.4
Materials	9.2
Consumer Staples	9.0
Energy	8.8
Communication Services	7.2
Real Estate	5.7
Utilities	2.2
Health Care	1.9
Other *	0.0**
Total	100.0%

*	Exchange-traded fund with holdings representing multiple sectors.
**	Amount is less than 0.1%.
Top Ten Holdings	% of Total Investments
Tencent Holdings Ltd.	4.9%
Samsung Electronics Co., Ltd.	4.4
Alibaba Group Holding Ltd., ADR	3.2
JBS S.A.	1.8
LUKOIL PJSC	1.8
SK Hynix, Inc.	1.6
Banco Bradesco S.A. (Preference Shares)	1.6
Sinotruk Hong Kong Ltd.	1.6
Tata Consultancy Services Ltd.	1.6
Tech Mahindra Ltd.	1.5
Total	24.0%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through April 30, 2019
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period June 15, 2016 (commencement of trading) through April 30, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
6/15/16 – 10/31/16	31	40	16	1
11/1/16 – 10/31/17	130	87	8	0
11/1/17 – 10/31/18	94	66	6	0
11/1/18 – 4/30/19	65	12	2	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
6/15/16 – 10/31/16	7	2	0	0
11/1/16 – 10/31/17	25	1	1	0
11/1/17 – 10/31/18	53	28	5	0
11/1/18 – 4/30/19	32	10	1	0

Notes to Fund Performance Overview (Unaudited)
Total returns for the periods since inception are calculated from the inception date of each Fund. “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.
Each Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future performance.

Portfolio Management
First Trust Exchange-Traded Fund III
First Trust RiverFront Dynamic International ETFs
April 30, 2019 (Unaudited)
Advisor
First Trust Advisors L.P. (“First Trust”) is the investment advisor. First Trust is responsible for the ongoing monitoring of each Fund’s investment portfolio, managing each Fund’s business affairs and providing certain administrative services necessary for the management of each Fund.
Sub-Advisor
RiverFront Investment Group, LLC
RiverFront Investment Group, LLC is an SEC-registered investment advisor located in Richmond, Virginia. It is majority owned by its employees, and Baird Financial Corporation is a minority owner of RiverFront Investment Holding Group, LLC. The firm provides asset management services to a series of global tactical asset allocation portfolios and registered investment companies, including mutual funds and exchange-traded products.
Portfolio Management Team
Adam Grossman, CFA – Global Equity Chief Investment Officer
Rob Glownia, CFA, CFP – Senior Portfolio Manager
Chris Konstantinos, CFA – Chief Investment Strategist
Scott Hays, CFA – Quantitative Portfolio Manager

First Trust Exchange-Traded Fund III
Understanding Your Fund Expenses
April 30, 2019 (Unaudited)
As a shareholder of First Trust RiverFront Dynamic Asia Pacific ETF, First Trust RiverFront Dynamic Developed International ETF, First Trust RiverFront Dynamic Europe ETF or First Trust RiverFront Dynamic Emerging Markets ETF (each a “Fund” and collectively, the “Funds”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs (in U.S. dollars) of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2019.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (a)
First Trust RiverFront Dynamic Asia Pacific ETF (RFAP)
Actual	$1,000.00	$1,011.00	0.83%	$4.14
Hypothetical (5% return before expenses)	$1,000.00	$1,020.68	0.83%	$4.16
First Trust RiverFront Dynamic Developed International ETF (RFDI)
Actual	$1,000.00	$1,046.80	0.83%	$4.21
Hypothetical (5% return before expenses)	$1,000.00	$1,020.68	0.83%	$4.16
First Trust RiverFront Dynamic Europe ETF (RFEU)
Actual	$1,000.00	$1,065.10	0.83%	$4.25
Hypothetical (5% return before expenses)	$1,000.00	$1,020.68	0.83%	$4.16
First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)
Actual	$1,000.00	$1,127.00	0.95%	$5.01
Hypothetical (5% return before expenses)	$1,000.00	$1,020.08	0.95%	$4.76

(a)	Expenses are equal to the annualized expense ratios as indicated in the table multiplied by the average account value over the period (November 1, 2018 through April 30, 2019), multiplied by 181/365 (to reflect the six-month period).

First Trust RiverFront Dynamic Asia Pacific ETF (RFAP)
Portfolio of Investments
April 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 99.2%
	Australia – 13.1%
24,914	AGL Energy Ltd.	$390,428
196,396	AMP Ltd.	314,280
37,746	Australia & New Zealand Banking Group Ltd.	723,766
48,888	Bank of Queensland Ltd.	319,478
12,188	BHP Group Ltd.	321,338
8,314	Commonwealth Bank of Australia	436,758
1,417	CSL Ltd.	198,354
38,049	National Australia Bank Ltd.	679,954
10,294	Perpetual Ltd.	296,946
54,655	Platinum Asset Management Ltd.	191,875
15,240	Wesfarmers Ltd.	386,871
42,520	Westpac Banking Corp.	824,598
		5,084,646
	Bermuda – 1.5%
1,378,000	Pacific Basin Shipping Ltd.	282,809
212,000	Shangri-La Asia Ltd.	300,510
		583,319
	Canada – 1.0%
1,567	Shopify, Inc., Class A (b)	381,018
	Cayman Islands – 2.8%
47,045	AAC Technologies Holdings, Inc.	304,046
24,879	ASM Pacific Technology Ltd.	288,122
48,689	CK Hutchison Holdings Ltd.	511,418
		1,103,586
	Hong Kong – 4.0%
170,000	Fosun International Ltd.	263,512
732,000	Shun Tak Holdings Ltd.	325,653
31,576	Swire Pacific Ltd., Class A	399,691
101,214	Wharf Holdings (The) Ltd.	290,941
37,856	Wheelock & Co., Ltd.	269,511
		1,549,308
	Japan – 72.2%
86,900	Acom Co., Ltd.	304,242
14,600	Advantest Corp.	411,544
18,800	Aeon Co., Ltd.	346,735
18,900	Aeon Mall Co., Ltd.	289,112
7,100	AGC, Inc.	241,245
8,800	Aisin Seiki Co., Ltd.	340,087
12,100	Aoyama Trading Co., Ltd.	264,930
11,080	Aozora Bank Ltd.	269,453
34,000	Astellas Pharma, Inc.	460,577
14,200	Capcom Co., Ltd.	319,323
600	Central Japan Railway Co.	128,704
21,500	Credit Saison Co., Ltd.	273,298
14,700	Dai Nippon Printing Co., Ltd.	347,458
27,300	Dai-ichi Life Holdings, Inc.	390,893
8,900	Dentsu, Inc.	362,328
2,200	Disco Corp.	376,821
Shares	Description	Value

	Japan (Continued)
21,200	DMG Mori Co., Ltd.	$302,599
14,400	FamilyMart UNY Holdings Co., Ltd.	383,672
5,800	Fujitsu Ltd.	423,565
20,600	Hakuhodo DY Holdings, Inc.	346,369
24,200	Haseko Corp.	291,325
24,400	Honda Motor Co., Ltd.	679,244
7,200	House Foods Group, Inc.	288,918
27,300	Ishihara Sangyo Kaisha Ltd.	303,401
13,900	Japan Petroleum Exploration Co., Ltd.	301,596
16,000	Japan Steel Works (The) Ltd.	306,800
20,600	Japan Tobacco, Inc.	476,373
72,500	JXTG Holdings, Inc.	351,908
23,500	Kajima Corp.	347,031
4,900	Kaken Pharmaceutical Co., Ltd.	208,721
27,400	KDDI Corp.	624,891
1,400	Keyence Corp.	868,692
6,800	Kikkoman Corp.	314,987
5,300	Lawson, Inc.	246,932
121,300	Leopalace21 Corp. (b)	204,717
23,800	LIXIL Group Corp.	309,157
40,600	Mazda Motor Corp.	479,459
49,900	Mitsubishi Chemical Holdings Corp.	353,482
20,600	Mitsubishi Gas Chemical Co., Inc.	306,980
22,500	Mitsubishi Tanabe Pharma Corp.	282,373
20,800	Mitsubishi UFJ Financial Group, Inc.	102,679
60,400	Mitsubishi UFJ Lease & Finance Co., Ltd.	305,809
13,700	Mitsui OSK Lines Ltd.	346,820
13,600	MS&AD Insurance Group Holdings, Inc.	419,739
6,300	Murata Manufacturing Co., Ltd.	337,071
14,100	NET One Systems Co., Ltd.	363,022
39,300	Nippon Sheet Glass Co., Ltd.	322,811
42,600	Nippon Suisan Kaisha Ltd.	297,143
12,400	Nippon Telegraph & Telephone Corp.	513,833
20,200	Nippon Yusen KK	343,814
53,300	Nissan Motor Co., Ltd.	427,424
31,200	NTT Data Corp.	362,429
23,200	NTT DOCOMO, Inc.	502,030
49,500	Onward Holdings Co., Ltd.	271,507
266,200	Orient Corp.	279,594
30,700	ORIX Corp.	433,099
19,100	Recruit Holdings Co., Ltd.	570,797
8,500	Sankyo Co., Ltd.	334,598
200	Secom Co., Ltd.	16,766
13,100	Seven & i Holdings Co., Ltd.	453,817
11,200	Shimachu Co., Ltd.	269,556
9,400	Showa Denko KK	317,707
3,100	SoftBank Group Corp.	321,563
3,800	Sony Corp.	177,796

See Notes to Financial Statements

First Trust RiverFront Dynamic Asia Pacific ETF (RFAP)
Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Japan (Continued)
24,100	SUMCO Corp.	$315,867
72,400	Sumitomo Chemical Co., Ltd.	358,766
27,200	Sumitomo Electric Industries Ltd.	360,038
22,700	Sumitomo Forestry Co., Ltd.	311,171
2,200	Sumitomo Mitsui Financial Group, Inc.	79,413
7,800	Suntory Beverage & Food Ltd.	343,103
11,600	Taiheiyo Cement Corp.	371,758
4,300	Takeda Pharmaceutical Co., Ltd.	158,729
2,800	Toho Gas Co., Ltd.	115,122
16,400	Tokai Rika Co., Ltd.	283,995
11,600	Tokuyama Corp.	286,368
3,400	Tokyo Electron Ltd.	538,561
10,900	Tokyo Seimitsu Co., Ltd.	315,077
56,900	Tokyu Fudosan Holdings Corp.	319,758
15,200	Toyo Seikan Group Holdings Ltd.	302,786
13,200	Toyota Motor Corp.	818,223
9,500	Tsumura & Co.	291,238
28,600	Zeon Corp.	278,054
		28,069,393
	Singapore – 4.6%
29,600	DBS Group Holdings Ltd.	614,808
1,021,600	Hutchison Port Holdings Trust	240,076
26,100	Singapore Airlines Ltd.	185,757
65,900	Singapore Exchange Ltd.	357,578
138,200	Wilmar International Ltd.	369,861
		1,768,080
	Total Investments – 99.2%	38,539,350
	(Cost $42,414,189) (c)
	Net Other Assets and Liabilities – 0.8%	320,666
	Net Assets – 100.0%	$38,860,016

(a)	Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.
(b)	Non-income producing security.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,173,093 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $5,047,932. The net unrealized depreciation was $3,874,839.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 4/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 38,539,350	$ 38,539,350	$ —	$ —

*	See Portfolio of Investments for country breakout.

Currency Exposure Diversification	% of Total Investments
JPY	72.8%
AUD	13.2
HKD	8.4
SGD	4.0
CAD	1.0
USD	0.6
Total	100.0%

Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
HKD	Hong Kong Dollar
JPY	Japanese Yen
SGD	Singapore Dollar
USD	United States Dollar

See Notes to Financial Statements

First Trust RiverFront Dynamic Developed International ETF (RFDI)
Portfolio of Investments
April 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 98.1%
	Australia – 4.5%
73,697	AGL Energy Ltd.	$1,154,909
580,946	AMP Ltd.	929,651
111,653	Australia & New Zealand Banking Group Ltd.	2,140,906
144,612	Bank of Queensland Ltd.	945,023
36,051	BHP Group Ltd.	950,489
24,592	Commonwealth Bank of Australia	1,291,888
4,191	CSL Ltd.	586,664
112,552	National Australia Bank Ltd.	2,011,358
30,450	Perpetual Ltd.	878,378
161,670	Platinum Asset Management Ltd.	567,567
45,078	Wesfarmers Ltd.	1,144,316
125,778	Westpac Banking Corp.	2,439,235
		15,040,384
	Austria – 0.5%
36,705	Verbund AG	1,820,463
	Belgium – 0.5%
22,220	UCB S.A.	1,762,480
	Bermuda – 0.5%
4,075,340	Pacific Basin Shipping Ltd.	836,388
626,975	Shangri-La Asia Ltd.	888,737
		1,725,125
	Canada – 0.3%
4,651	Shopify, Inc., Class A (b)	1,130,898
	Cayman Islands – 1.0%
139,478	AAC Technologies Holdings, Inc.	901,429
73,521	ASM Pacific Technology Ltd.	851,441
144,360	CK Hutchison Holdings Ltd.	1,516,325
		3,269,195
	Denmark – 2.4%
16,995	Carlsberg A.S., Class B	2,195,259
34,135	GN Store Nord A.S.	1,747,186
9,802	Novo Nordisk A.S., Class B	479,328
25,720	Orsted A.S. (c)	1,969,099
31,362	Pandora A.S.	1,315,486
9,038	Topdanmark A.S.	486,911
		8,193,269
	Finland – 1.1%
65,264	Neste OYJ	2,155,011
80,418	Nordea Bank Abp	632,953
69,888	Stora Enso OYJ, Class R	867,345
		3,655,309
	France – 12.0%
170,295	Air France-KLM (b)	1,967,329
28,876	Alstom S.A.	1,269,583
18,027	Arkema S.A.	1,849,237
31,714	Casino Guichard Perrachon S.A.	1,298,320
Shares	Description	Value

	France (Continued)
3,824	Christian Dior SE	$1,893,164
115,316	Credit Agricole S.A.	1,581,809
622	Dassault Aviation S.A.	941,110
12,572	Dassault Systemes SE	1,988,911
118,759	Electricite de France S.A.	1,710,289
3,476	Hermes International	2,445,253
10,743	Ipsen S.A.	1,254,337
5,206	Kering S.A.	3,077,179
13,707	L’Oreal S.A.	3,768,111
11,586	LVMH Moet Hennessy Louis Vuitton SE	4,535,855
86,871	Peugeot S.A.	2,276,070
20,093	Safran S.A.	2,927,466
12,711	Sartorius Stedim Biotech	1,725,056
33,836	TOTAL S.A.	1,880,255
20,130	Ubisoft Entertainment S.A. (b)	1,920,017
		40,309,351
	Germany – 7.1%
11,139	adidas AG	2,862,261
83,311	AIXTRON SE (b)	957,776
3,539	Allianz SE	852,615
22,763	BASF SE	1,850,741
2,429	Bayer AG	161,664
33,090	Covestro AG (c)	1,809,295
73,564	Deutsche Lufthansa AG	1,775,602
33,717	Evonik Industries AG	1,004,419
13,510	Fraport AG Frankfurt Airport Services Worldwide	1,118,884
9,056	MTU Aero Engines AG	2,129,967
46,767	Salzgitter AG	1,540,570
8,998	SAP SE	1,156,359
10,500	Sartorius AG (Preference Shares)	1,921,973
128,046	Schaeffler AG (Preference Shares)	1,092,921
11,844	Wirecard AG	1,776,101
38,020	Zalando SE (b) (c)	1,788,457
		23,799,605
	Hong Kong – 1.4%
502,825	Fosun International Ltd.	779,415
2,166,610	Shun Tak Holdings Ltd.	963,883
93,957	Swire Pacific Ltd., Class A	1,189,314
299,992	Wharf Holdings (The) Ltd.	862,332
112,649	Wheelock & Co., Ltd.	801,989
		4,596,933
	Italy – 3.7%
823,957	A2A S.p.A.	1,376,984
167,102	Banca Mediolanum S.p.A.	1,226,674
40,299	Enel S.p.A.	254,879
151,460	Eni S.p.A.	2,585,196
110,335	Mediobanca Banca di Credito Finanziario S.p.A.	1,169,454
31,060	Moncler S.p.A.	1,273,985
202,423	Snam S.p.A.	1,030,070

See Notes to Financial Statements

First Trust RiverFront Dynamic Developed International ETF (RFDI)
Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Italy (Continued)
349,036	Unipol Gruppo S.p.A.	$1,775,748
643,378	UnipolSai Assicurazioni S.p.A.	1,762,178
		12,455,168
	Japan – 24.7%
257,000	Acom Co., Ltd.	899,771
43,000	Advantest Corp.	1,212,083
55,400	Aeon Co., Ltd.	1,021,763
55,800	Aeon Mall Co., Ltd.	853,568
20,900	AGC, Inc.	710,144
26,100	Aisin Seiki Co., Ltd.	1,008,667
35,800	Aoyama Trading Co., Ltd.	783,843
32,860	Aozora Bank Ltd.	799,118
100,300	Astellas Pharma, Inc.	1,358,703
41,900	Capcom Co., Ltd.	942,228
1,800	Central Japan Railway Co.	386,112
63,700	Credit Saison Co., Ltd.	809,724
43,200	Dai Nippon Printing Co., Ltd.	1,021,101
80,800	Dai-ichi Life Holdings, Inc.	1,156,928
26,400	Dentsu, Inc.	1,074,770
6,300	Disco Corp.	1,079,079
62,800	DMG Mori Co., Ltd.	896,378
42,400	FamilyMart UNY Holdings Co., Ltd.	1,129,702
17,300	Fujitsu Ltd.	1,263,391
61,000	Hakuhodo DY Holdings, Inc.	1,025,656
71,600	Haseko Corp.	861,938
72,400	Honda Motor Co., Ltd.	2,015,462
21,300	House Foods Group, Inc.	854,715
80,600	Ishihara Sangyo Kaisha Ltd.	895,757
40,800	Japan Petroleum Exploration Co., Ltd.	885,261
47,400	Japan Steel Works (The) Ltd.	908,895
61,100	Japan Tobacco, Inc.	1,412,932
214,600	JXTG Holdings, Inc.	1,041,647
69,500	Kajima Corp.	1,026,325
14,700	Kaken Pharmaceutical Co., Ltd.	626,164
81,000	KDDI Corp.	1,847,305
4,300	Keyence Corp.	2,668,127
20,100	Kikkoman Corp.	931,065
16,000	Lawson, Inc.	745,455
358,900	Leopalace21 Corp.	605,711
70,300	LIXIL Group Corp.	913,184
120,400	Mazda Motor Corp.	1,421,843
147,300	Mitsubishi Chemical Holdings Corp.	1,043,444
61,100	Mitsubishi Gas Chemical Co., Inc.	910,508
66,300	Mitsubishi Tanabe Pharma Corp.	832,061
61,700	Mitsubishi UFJ Financial Group, Inc.	304,581
178,800	Mitsubishi UFJ Lease & Finance Co., Ltd.	905,276
40,600	Mitsui OSK Lines Ltd.	1,027,802
Shares	Description	Value

	Japan (Continued)
40,600	MS&AD Insurance Group Holdings, Inc.	$1,253,044
17,900	Murata Manufacturing Co., Ltd.	957,709
41,500	NET One Systems Co., Ltd.	1,068,468
116,100	Nippon Sheet Glass Co., Ltd.	953,647
126,100	Nippon Suisan Kaisha Ltd.	879,570
36,800	Nippon Telegraph & Telephone Corp.	1,524,923
59,900	Nippon Yusen KK	1,019,529
157,500	Nissan Motor Co., Ltd.	1,263,026
92,300	NTT Data Corp.	1,072,186
68,700	NTT DOCOMO, Inc.	1,486,614
146,300	Onward Holdings Co., Ltd.	802,453
787,300	Orient Corp.	826,914
90,600	ORIX Corp.	1,278,135
56,400	Recruit Holdings Co., Ltd.	1,685,494
25,100	Sankyo Co., Ltd.	988,047
800	Secom Co., Ltd.	67,062
38,900	Seven & i Holdings Co., Ltd.	1,347,593
33,000	Shimachu Co., Ltd.	794,228
27,900	Showa Denko KK	942,982
8,900	SoftBank Group Corp.	923,197
11,200	Sony Corp.	524,031
71,300	SUMCO Corp.	934,494
214,400	Sumitomo Chemical Co., Ltd.	1,062,425
80,500	Sumitomo Electric Industries Ltd.	1,065,553
67,000	Sumitomo Forestry Co., Ltd.	918,434
6,200	Sumitomo Mitsui Financial Group, Inc.	223,800
23,100	Suntory Beverage & Food Ltd.	1,016,114
34,200	Taiheiyo Cement Corp.	1,096,046
12,800	Takeda Pharmaceutical Co., Ltd.	472,495
8,200	Toho Gas Co., Ltd.	337,143
48,500	Tokai Rika Co., Ltd.	839,863
34,300	Tokuyama Corp.	846,761
10,000	Tokyo Electron Ltd.	1,584,003
32,000	Tokyo Seimitsu Co., Ltd.	924,997
168,300	Tokyu Fudosan Holdings Corp.	945,786
44,800	Toyo Seikan Group Holdings Ltd.	892,421
39,100	Toyota Motor Corp.	2,423,677
28,300	Tsumura & Co.	867,584
84,800	Zeon Corp.	824,439
		83,053,074
	Luxembourg – 0.5%
81,705	ArcelorMittal	1,771,224
	Netherlands – 3.5%
1,536	ASML Holding N.V.	319,644
22,498	EXOR N.V.	1,497,876
139,108	Fiat Chrysler Automobiles N.V.	2,142,827
106,585	Koninklijke Ahold Delhaize N.V.	2,565,451
21,058	Randstad N.V.	1,202,662
191,142	TomTom NV (b)	1,648,191

See Notes to Financial Statements

First Trust RiverFront Dynamic Developed International ETF (RFDI)
Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Netherlands (Continued)
8,947	Unilever N.V.	$541,486
26,563	Wolters Kluwer N.V.	1,852,532
		11,770,669
	Norway – 2.5%
32,063	Aker BP ASA	1,057,314
113,381	DNB ASA	2,176,954
581,677	DNO ASA	1,319,442
91,331	Equinor ASA	2,037,294
91,696	Telenor ASA	1,840,839
		8,431,843
	Portugal – 0.4%
84,859	Galp Energia SGPS S.A.	1,424,812
	Singapore – 1.6%
87,300	DBS Group Holdings Ltd.	1,813,267
3,022,100	Hutchison Port Holdings Trust	710,194
77,100	Singapore Airlines Ltd.	548,730
194,900	Singapore Exchange Ltd.	1,057,541
409,100	Wilmar International Ltd.	1,094,864
		5,224,596
	Spain – 2.0%
69,913	Banco Santander S.A.	353,767
149,616	Ence Energia y Celulosa S.A.	804,142
59,045	Endesa S.A.	1,470,854
351,889	Iberdrola S.A.	3,196,108
130,916	International Consolidated Airlines Group S.A.	922,541
		6,747,412
	Sweden – 6.3%
16,066	Atlas Copco AB, Class A	499,380
92,086	Axfood AB	1,689,558
78,042	Elekta AB, Class B	924,459
44,365	Lundin Petroleum AB	1,451,872
141,736	Sandvik AB	2,621,410
707,116	SAS AB (b)	1,289,571
200,469	Skandinaviska Enskilda Banken AB, Class A	1,912,837
97,168	SKF AB, Class B	1,798,147
180,414	Svenska Handelsbanken AB, Class A	1,969,002
113,002	Swedbank AB, Class A	1,832,967
37,858	Swedish Match AB	1,844,039
59,523	Volvo AB, Class A	952,027
148,329	Volvo AB, Class B	2,373,976
		21,159,245
	Switzerland – 9.2%
7,507	Alcon, Inc. (b)	432,318
42,154	Logitech International S.A.	1,648,182
94,597	Nestle S.A.	9,102,739
36,900	Novartis AG	3,013,346
72,661	OC Oerlikon Corp. AG	948,419
Shares	Description	Value

	Switzerland (Continued)
78,887	Oriflame Holding AG	$1,632,205
2,717	Partners Group Holding AG	2,046,783
24,617	Roche Holding AG	6,489,157
5,810	Roche Holding AG	1,520,139
616	SGS S.A.	1,625,619
6,551	Sika AG	1,002,950
8,420	Temenos AG	1,399,821
		30,861,678
	United Kingdom – 12.4%
168,242	3i Group PLC	2,348,544
69,587	Ashtead Group PLC	1,925,533
26,885	Berkeley Group Holdings PLC	1,316,780
44,300	BHP Group PLC	1,045,240
704,433	BP PLC	5,134,866
12,866	British American Tobacco PLC	501,640
39,534	Diageo PLC	1,666,945
257,248	Evraz PLC	2,105,293
195,760	GlaxoSmithKline PLC	4,016,434
74,291	Hargreaves Lansdown PLC	2,186,479
64,857	Hikma Pharmaceuticals PLC	1,493,146
307,631	HSBC Holdings PLC	2,676,077
601,178	Legal & General Group PLC	2,180,910
471,530	Man Group PLC	962,894
51,475	Mondi PLC	1,128,009
25,881	NMC Health PLC	952,392
269,367	Pagegroup PLC	1,889,749
57,678	Pearson PLC	624,411
45,190	Persimmon PLC	1,317,625
63,706	Royal Dutch Shell PLC, Class A	2,035,279
43,419	Royal Dutch Shell PLC, Class B	1,395,360
149,785	Sage Group (The) PLC	1,416,849
417,409	Taylor Wimpey PLC	987,363
284,978	William Hill PLC	597,179
		41,904,997
	Total Common Stocks	330,107,730
	(Cost $343,620,801)
EXCHANGE-TRADED FUNDS (a) – 1.1%
	United States – 1.1%
28,135	iShares Core MSCI Europe ETF	1,342,039
36,100	iShares MSCI EAFE ETF	2,410,036
	Total Exchange-Traded Funds	3,752,075
	(Cost $3,682,847)
	Total Investments – 99.2%	333,859,805
	(Cost $347,303,648) (d)
	Net Other Assets and Liabilities – 0.8%	2,792,583
	Net Assets – 100.0%	$336,652,388

(a)	Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.
(b)	Non-income producing security.

See Notes to Financial Statements

First Trust RiverFront Dynamic Developed International ETF (RFDI)
Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)
(c)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $17,336,735 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $30,780,578. The net unrealized depreciation was $13,443,843.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 4/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 330,107,730	$ 330,107,730	$ —	$ —
Exchange-Traded Funds*	3,752,075	3,752,075	—	—
Total Investments	$ 333,859,805	$ 333,859,805	$—	$—

*	See Portfolio of Investments for country breakout.

Currency Exposure Diversification	% of Total Investments
EUR	31.1%
JPY	24.9
GBP	12.8
CHF	8.8
SEK	7.0
AUD	4.5
HKD	2.9
NOK	2.5
DKK	2.5
SGD	1.4
USD	1.3
CAD	0.3
Total	100.0%

Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

See Notes to Financial Statements

First Trust RiverFront Dynamic Europe ETF (RFEU)
Portfolio of Investments
April 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 97.4%
	Austria – 0.8%
10,993	Verbund AG	$545,221
	Belgium – 0.8%
6,687	UCB S.A.	530,410
	Denmark – 3.7%
5,112	Carlsberg A.S., Class B	660,322
10,272	GN Store Nord A.S.	525,768
2,947	Novo Nordisk A.S., Class B	144,111
7,749	Orsted A.S. (b)	593,256
9,449	Pandora A.S.	396,341
2,722	Topdanmark A.S.	146,644
		2,466,442
	Finland – 1.7%
19,617	Neste OYJ	647,752
24,407	Nordea Bank Abp	192,102
20,999	Stora Enso OYJ, Class R	260,608
		1,100,462
	France – 18.2%
51,547	Air France-KLM (c)	595,496
8,701	Alstom S.A.	382,554
5,431	Arkema S.A.	557,120
9,607	Casino Guichard Perrachon S.A.	393,295
1,149	Christian Dior SE	568,840
34,775	Credit Agricole S.A.	477,014
187	Dassault Aviation S.A.	282,938
3,763	Dassault Systemes SE	595,313
35,798	Electricite de France S.A.	515,539
1,044	Hermes International	734,420
3,225	Ipsen S.A.	376,546
1,560	Kering S.A.	922,090
4,125	L’Oreal S.A.	1,133,980
3,474	LVMH Moet Hennessy Louis Vuitton SE	1,360,052
26,054	Peugeot S.A.	682,630
6,047	Safran S.A.	881,023
3,824	Sartorius Stedim Biotech	518,969
10,194	TOTAL S.A.	566,477
6,033	Ubisoft Entertainment S.A. (c)	575,433
		12,119,729
	Germany – 10.7%
3,343	adidas AG	859,012
25,519	AIXTRON SE (c)	293,377
1,065	Allianz SE	256,579
6,853	BASF SE	557,182
732	Bayer AG	48,719
9,939	Covestro AG (b)	543,444
22,187	Deutsche Lufthansa AG	535,524
10,144	Evonik Industries AG	302,187
4,072	Fraport AG Frankfurt Airport Services Worldwide	337,239
2,723	MTU Aero Engines AG	640,448
14,116	Salzgitter AG	465,001
Shares	Description	Value

	Germany (Continued)
2,704	SAP SE	$347,499
3,169	Sartorius AG (Preference Shares)	580,070
38,561	Schaeffler AG (Preference Shares)	329,132
3,544	Wirecard AG	531,451
11,483	Zalando SE (b) (c)	540,159
		7,167,023
	Italy – 5.6%
247,840	A2A S.p.A.	414,186
50,067	Banca Mediolanum S.p.A.	367,536
12,137	Enel S.p.A.	76,763
45,650	Eni S.p.A.	779,177
33,196	Mediobanca Banca di Credito Finanziario S.p.A.	351,848
9,329	Moncler S.p.A.	382,647
60,847	Snam S.p.A.	309,632
105,036	Unipol Gruppo S.p.A.	534,379
193,708	UnipolSai Assicurazioni S.p.A.	530,556
		3,746,724
	Luxembourg – 0.8%
24,617	ArcelorMittal	533,654
	Netherlands – 5.3%
464	ASML Holding N.V.	96,559
6,774	EXOR N.V.	451,001
41,649	Fiat Chrysler Automobiles N.V.	641,563
32,069	Koninklijke Ahold Delhaize N.V.	771,886
6,360	Randstad N.V.	363,232
57,488	TomTom NV (c)	495,711
2,696	Unilever N.V.	163,166
7,978	Wolters Kluwer N.V.	556,394
		3,539,512
	Norway – 3.8%
9,615	Aker BP ASA	317,066
34,407	DNB ASA	660,626
173,550	DNO ASA	393,671
27,437	Equinor ASA	612,029
27,480	Telenor ASA	551,673
		2,535,065
	Portugal – 0.7%
25,637	Galp Energia SGPS S.A.	430,454
	Spain – 3.0%
21,147	Banco Santander S.A.	107,006
45,219	Ence Energia y Celulosa S.A.	243,039
17,744	Endesa S.A.	442,016
105,947	Iberdrola S.A.	962,287
39,327	International Consolidated Airlines Group S.A.	277,130
		2,031,478
	Sweden – 9.5%
4,817	Atlas Copco AB, Class A	149,727

See Notes to Financial Statements

First Trust RiverFront Dynamic Europe ETF (RFEU)
Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Sweden (Continued)
27,627	Axfood AB	$506,889
23,462	Elekta AB, Class B	277,923
13,289	Lundin Petroleum AB	434,891
42,555	Sandvik AB	787,056
213,875	SAS AB (c)	390,045
60,496	Skandinaviska Enskilda Banken AB, Class A	577,241
29,211	SKF AB, Class B	540,566
54,339	Svenska Handelsbanken AB, Class A	593,045
34,109	Swedbank AB, Class A	553,270
11,367	Swedish Match AB	553,679
17,881	Volvo AB, Class A	285,993
44,543	Volvo AB, Class B	712,902
		6,363,227
	Switzerland – 13.9%
2,224	Alcon, Inc. (c)	128,077
12,673	Logitech International S.A.	495,503
28,501	Nestle S.A.	2,742,552
11,120	Novartis AG	908,087
21,879	OC Oerlikon Corp. AG	285,579
23,653	Oriflame Holding AG	489,391
818	Partners Group Holding AG	616,219
7,417	Roche Holding AG	1,955,156
1,752	Roche Holding AG	458,397
186	SGS S.A.	490,852
1,968	Sika AG	301,298
2,510	Temenos AG	417,286
		9,288,397
	United Kingdom – 18.9%
50,601	3i Group PLC	706,356
20,977	Ashtead Group PLC	580,452
8,087	Berkeley Group Holdings PLC	396,087
13,343	BHP Group PLC	314,822
212,244	BP PLC	1,547,123
3,882	British American Tobacco PLC	151,358
11,923	Diageo PLC	502,731
77,198	Evraz PLC	631,781
58,803	GlaxoSmithKline PLC	1,206,469
22,393	Hargreaves Lansdown PLC	659,055
19,540	Hikma Pharmaceuticals PLC	449,852
92,873	HSBC Holdings PLC	807,901
181,219	Legal & General Group PLC	657,413
142,401	Man Group PLC	290,792
15,560	Mondi PLC	340,977
7,748	NMC Health PLC	285,118
80,905	Pagegroup PLC	567,591
17,387	Pearson PLC	188,228
13,554	Persimmon PLC	395,200
19,160	Royal Dutch Shell PLC, Class A	612,124
13,061	Royal Dutch Shell PLC, Class B	419,742
45,074	Sage Group (The) PLC	426,365
125,611	Taylor Wimpey PLC	297,127
Shares	Description	Value

	United Kingdom (Continued)
86,438	William Hill PLC	$181,133
		12,615,797
	Total Common Stocks	65,013,595
	(Cost $65,864,174)
EXCHANGE-TRADED FUNDS (a) – 1.7%
	United States – 1.7%
24,316	iShares Core MSCI Europe ETF	1,159,873
	(Cost $1,117,908)
	Total Investments – 99.1%	66,173,468
	(Cost $66,982,082) (d)
	Net Other Assets and Liabilities – 0.9%	572,800
	Net Assets – 100.0%	$66,746,268

(a)	Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.
(b)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(c)	Non-income producing security.
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $4,031,089 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $4,839,703. The net unrealized depreciation was $808,614.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 4/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 65,013,595	$ 65,013,595	$ —	$ —
Exchange-Traded Funds*	1,159,873	1,159,873	—	—
Total Investments	$ 66,173,468	$ 66,173,468	$—	$—

*	See Portfolio of Investments for country breakout.

See Notes to Financial Statements

First Trust RiverFront Dynamic Europe ETF (RFEU)
Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)
Currency Exposure Diversification	% of Total Investments
EUR	47.3%
GBP	19.5
CHF	13.3
SEK	10.6
NOK	3.8
DKK	3.7
USD	1.8
Total	100.0%

Currency Abbreviations
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound Sterling
NOK	Norwegian Krone
SEK	Swedish Krona
USD	United States Dollar

See Notes to Financial Statements

First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)
Portfolio of Investments
April 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 98.6%
	Bermuda – 3.2%
907,118	Alibaba Health Information Technology Ltd. (b)	$1,084,638
1,288,000	China Oriental Group Co., Ltd.	789,731
1,031,154	Hopson Development Holdings Ltd.	1,131,735
841,764	Nine Dragons Paper Holdings Ltd.	777,940
		3,784,044
	Brazil – 12.7%
70,901	B2W Cia Digital (b)	691,633
203,534	Banco Bradesco S.A. (Preference Shares)	1,846,868
90,890	Banco do Brasil S.A.	1,151,569
254,219	Banco do Estado do Rio Grande do Sul S.A., Class B (Preference Shares)	1,583,236
84,729	Banco Santander Brasil S.A.	972,598
96,833	Centrais Eletricas Brasileiras S.A.	807,539
93,262	Centrais Eletricas Brasileiras S.A., Class B (Preference Shares)	824,138
39,136	Cia Brasileira de Distribuicao (Preference Shares)	963,154
415,451	JBS S.A.	2,094,684
20,522	Magazine Luiza S.A.	1,001,004
457,196	Metalurgica Gerdau S.A. (Preference Shares)	792,873
193,222	Petro Rio S.A. (b)	909,170
81,967	Suzano Papel e Celulose S.A.	851,423
34,905	TOTVS S.A.	396,577
		14,886,466
	Cayman Islands – 15.4%
20,253	Alibaba Group Holding Ltd., ADR (b)	3,758,349
1,810	Baidu, Inc., ADR (b)	300,876
23,979	Baozun, Inc., ADR (b)	1,162,981
4,410,000	Bosideng International Holdings Ltd.	1,214,257
1,431,194	Dongyue Group Ltd.	1,041,724
28,942	Huazhu Group Ltd., ADR	1,227,141
33,767	TAL Education Group, ADR (b)	1,299,016
115,766	Tencent Holdings Ltd.	5,725,730
278,000	Yihai International Holding Ltd.	1,371,431
1,641,677	Yuzhou Properties Co., Ltd.	866,376
		17,967,881
	Chile – 0.8%
69,552	Cia Cervecerias Unidas S.A.	958,099
	China – 7.1%
1,189,000	Bank of Communications Co., Ltd., Class H	1,001,847
Shares	Description	Value

	China (Continued)
964,000	China Communications Services Corp., Ltd., Class H	$776,627
1,167,976	China Construction Bank Corp., Class H	1,031,776
1,818,000	China Everbright Bank Co., Ltd., Class H	896,857
464,000	Guangzhou R&F Properties Co., Ltd., Class H	921,517
757,000	Hisense Home Appliances Group Co., Ltd., Class H	1,034,448
833,271	Industrial & Commercial Bank of China Ltd., Class H	625,633
606,000	Weichai Power Co., Ltd., Class H	990,327
1,752,800	Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	1,027,799
		8,306,831
	Colombia – 0.8%
73,298	Bancolombia S.A. (Preference Shares)	927,206
	Hong Kong – 3.5%
56,960	China Mobile Ltd.	542,749
5,153,171	China South City Holdings Ltd.	781,699
1,930,500	Sino-Ocean Group Holding Ltd.	866,225
851,895	Sinotruk Hong Kong Ltd.	1,843,919
		4,034,592
	Hungary – 0.8%
84,212	MOL Hungarian Oil & Gas PLC	966,871
	India – 7.7%
137,303	Axis Bank Ltd. (b)	1,513,805
26,319	Dr Reddy’s Laboratories Ltd.	1,110,125
76,314	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	343,916
15,482	Hindustan Unilever Ltd.	391,247
341,939	Indiabulls Real Estate Ltd. (b)	565,607
537,972	Power Finance Corp., Ltd. (b)	894,122
335,603	Reliance Capital Ltd.	641,496
55,842	Tata Consultancy Services Ltd.	1,814,747
140,963	Tech Mahindra Ltd.	1,694,505
		8,969,570
	Indonesia – 4.7%
1,646,684	Bank Danamon Indonesia Tbk PT	1,022,677
7,966,280	Bank Pan Indonesia Tbk PT (b)	723,953
11,460,921	Bank Permata Tbk PT (b)	756,019
3,087,075	Bukit Asam Tbk PT	857,882
1,898,019	Charoen Pokphand Indonesia Tbk PT	702,600
6,141,255	Japfa Comfeed Indonesia Tbk PT	672,306

See Notes to Financial Statements

First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)
Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Indonesia (Continued)
1,112,327	Pabrik Kertas Tjiwi Kimia Tbk PT	$786,435
		5,521,872
	Israel – 1.5%
3,068	Israel (The) Corp., Ltd. (b)	738,701
7,333	Nice, Ltd. (b)	1,011,715
		1,750,416
	Malaysia – 2.1%
552,400	AMMB Holdings Bhd	597,225
109,300	British American Tobacco Malaysia Bhd	921,562
155,300	Heineken Malaysia Bhd	920,269
		2,439,056
	Mexico – 1.7%
880,000	Alfa S.A.B. de C.V., Class A	886,603
676,201	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander	1,135,339
		2,021,942
	Philippines – 1.4%
479,450	San Miguel Corp.	1,660,652
	Poland – 2.2%
60,105	Asseco Poland S.A.	833,601
37,448	Grupa Lotos S.A.	814,920
57,941	Jastrzebska Spolka Weglowa S.A. (b)	880,157
		2,528,678
	Russia – 8.3%
622,387	Gazprom PJSC	1,578,198
222,927	Gazprom PJSC, ADR	1,113,297
15,221,869	Inter RAO UES PJSC	922,876
24,253	LUKOIL PJSC	2,067,214
1,349,633	Magnitogorsk Iron & Steel Works PJSC	922,630
562,555	Raspadskaya OJSC (b)	1,189,212
2,385,285	Surgutneftegas PJSC	906,247
1,603,191	Surgutneftegas PJSC (Preference Shares)	971,120
		9,670,794
	South Africa – 2.1%
10,939	Capitec Bank Holdings Ltd.	1,022,164
5,599	Naspers Ltd., Class N	1,430,612
		2,452,776
	South Korea – 11.5%
41,797	Cheil Worldwide, Inc.	910,614
126,209	Doosan Infracore Co., Ltd. (b)	785,464
16,828	Fila Korea Ltd.	1,187,028
Shares	Description	Value

	South Korea (Continued)
74,914	Hanwha General Insurance Co., Ltd.	$322,576
12,605	Hyosung Corp.	810,371
67,782	Hyundai Greenfood Co., Ltd.	809,450
68,500	KT Corp., ADR	824,055
131,410	Samsung Electronics Co., Ltd.	5,157,855
24,910	Samsung Electronics Co., Ltd. (Preference Shares)	793,265
27,716	SK Hynix, Inc.	1,874,386
		13,475,064
	Taiwan – 7.7%
155,057	Novatek Microelectronics Corp.	1,011,099
548,961	Ruentex Development Co., Ltd.	753,243
1,678,536	Shinkong Synthetic Fibers Corp.	738,749
126,400	Simplo Technology Co., Ltd.	1,071,706
2,336,108	Taiwan Business Bank	963,897
1,399,199	Taiwan Cooperative Financial Holding Co., Ltd.	928,241
112,590	Taiwan Semiconductor Manufacturing Co., Ltd.	943,685
147,305	Walsin Technology Corp.	900,963
59,789	Yageo Corp.	589,164
1,827,970	Yuanta Financial Holding Co., Ltd.	1,058,887
		8,959,634
	Turkey – 3.1%
131,804	Coca-Cola Icecek AS	699,344
549,069	Eregli Demir ve Celik Fabrikalari T.A.S.	842,895
178,096	TAV Havalimanlari Holding A.S.	755,137
1,172,189	Trakya Cam Sanayii A.S.	622,742
725,835	Turkiye Sise ve Cam Fabrikalari A.S.	742,026
		3,662,144
	United States – 0.3%
2,559	KLA-Tencor Corp.	326,221
	Total Common Stocks	115,270,809
	(Cost $110,146,177)
REAL ESTATE INVESTMENT TRUSTS (a) – 0.7%
	Turkey – 0.7%
3,038,439	Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.	768,916
	(Cost $847,368)

See Notes to Financial Statements

First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)
Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)
Shares	Description	Value
EXCHANGE-TRADED FUNDS (a) – 0.0%
	United States – 0.0%
958	iShares Core MSCI Emerging Markets ETF	$50,621
	(Cost $51,028)
	Total Investments – 99.3%	116,090,346
	(Cost $111,044,573) (c)
	Net Other Assets and Liabilities – 0.7%	857,347
	Net Assets – 100.0%	$116,947,693

(a)	Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.
(b)	Non-income producing security.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $10,946,164 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $5,900,391. The net unrealized appreciation was $5,045,773.

ADR	American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 4/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 115,270,809	$ 115,270,809	$ —	$ —
Real Estate Investment Trusts*	768,916	768,916	—	—
Exchange-Traded Funds*	50,621	50,621	—	—
Total Investments	$ 116,090,346	$ 116,090,346	$—	$—

*	See Portfolio of Investments for country breakout.

Currency Exposure Diversification	% of Total Investments
HKD	22.7%
BRL	12.8
KRW	10.9
USD	8.7
INR	7.7
TWD	7.7
RUB	7.4
IDR	4.8
TRY	3.8
PLN	2.2
ZAR	2.1
MYR	2.1
MXN	1.8
ILS	1.5
PHP	1.4
HUF	0.8
CLP	0.8
COP	0.8
Total	100.0%

Currency Abbreviations
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Statements of Assets and Liabilities
April 30, 2019 (Unaudited)
	First Trust RiverFront Dynamic Asia Pacific ETF (RFAP)	First Trust RiverFront Dynamic Developed International ETF (RFDI)	First Trust RiverFront Dynamic Europe ETF (RFEU)	First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)
ASSETS:
Investments, at value	$ 38,539,350	$ 333,859,805	$ 66,173,468	$ 116,090,346
Cash	10,868	673,714	157,114	328,106
Foreign currency	—	202,514	59,825	32,548
Receivables:
Dividends	336,147	1,439,030	122,380	131,461
Dividend reclaims	219	708,773	278,773	3,192
Investment securities sold	—	—	—	504,680
Total Assets	38,886,584	336,883,836	66,791,560	117,090,333
LIABILITIES:
Payables:
Investment advisory fees payable	26,568	231,448	45,292	92,225
Deferred foreign capital gains tax	—	—	—	50,415
Total Liabilities	26,568	231,448	45,292	142,640
NET ASSETS	$38,860,016	$336,652,388	$66,746,268	$116,947,693
NET ASSETS consist of:
Paid-in capital	$ 48,163,092	$ 405,135,393	$ 77,899,747	$ 129,306,789
Par value	7,500	58,000	11,000	18,500
Accumulated distributable earnings (loss)	(9,310,576)	(68,541,005)	(11,164,479)	(12,377,596)
NET ASSETS	$38,860,016	$336,652,388	$66,746,268	$116,947,693
NET ASSET VALUE, per share	$51.81	$58.04	$60.68	$63.21
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	750,002	5,800,002	1,100,002	1,850,002
Investments, at cost	$42,414,189	$347,303,648	$66,982,082	$111,044,573
Foreign currency, at cost (proceeds)	$—	$201,916	$59,639	$32,462

See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Statements of Operations
For the Six Months Ended April 30, 2019 (Unaudited)
	First Trust RiverFront Dynamic Asia Pacific ETF (RFAP)	First Trust RiverFront Dynamic Developed International ETF (RFDI)	First Trust RiverFront Dynamic Europe ETF (RFEU)	First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)
INVESTMENT INCOME:
Dividends	$ 600,534	$ 6,384,170	$ 1,342,706	$ 1,078,256
Interest	720	6,644	1,372	2,725
Foreign withholding tax	(40,859)	(635,527)	(151,796)	(139,274)
Other	—	424	244	—
Total investment income	560,395	5,755,711	1,192,526	941,707
EXPENSES:
Investment advisory fees	167,248	1,544,903	307,444	505,854
Total expenses	167,248	1,544,903	307,444	505,854
NET INVESTMENT INCOME (LOSS)	393,147	4,210,808	885,082	435,853
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(1,383,955)	(19,708,741)	(4,553,242)	(6,569,091)
In-kind redemptions	(425,529)	(15,281,723)	(1,227,220)	(86,817)
Foreign currency transactions	(2,453)	34,743	13,077	31,306
Foreign capital gains tax	—	—	—	41,090
Net realized gain (loss)	(1,811,937)	(34,955,721)	(5,767,385)	(6,583,512)
Net change in unrealized appreciation (depreciation) on:
Investments	1,781,818	38,728,559	8,236,109	18,548,405
Foreign currency translation	(3,437)	(17,861)	(2,928)	106,628
Deferred foreign capital gains tax	—	—	—	(130,057)
Net change in unrealized appreciation (depreciation)	1,778,381	38,710,698	8,233,181	18,524,976
NET REALIZED AND UNREALIZED GAIN (LOSS)	(33,556)	3,754,977	2,465,796	11,941,464
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 359,591	$ 7,965,785	$ 3,350,878	$ 12,377,317
See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Statements of Changes in Net Assets
	First Trust RiverFront Dynamic Asia Pacific ETF (RFAP)		First Trust RiverFront Dynamic Developed International ETF (RFDI)
	Six Months Ended 4/30/2019 (Unaudited)	Year Ended 10/31/2018	Six Months Ended 4/30/2019 (Unaudited)	Year Ended 10/31/2018
OPERATIONS:
Net investment income (loss)	$ 393,147	$ 1,217,255	$ 4,210,808	$ 13,245,804
Net realized gain (loss)	(1,811,937)	(1,368,655)	(34,955,721)	(95,524)
Net change in unrealized appreciation (depreciation)	1,778,381	(6,915,126)	38,710,698	(80,625,273)
Net increase (decrease) in net assets resulting from operations	359,591	(7,066,526)	7,965,785	(67,474,993)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(424,906)	(1,178,793)	(2,522,881)	(14,065,878)
Return of capital	—	—	—	—
Total distributions to shareholders	(424,906)	(1,178,793)	(2,522,881)	(14,065,878)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	—	51,961,955	—	362,830,417
Cost of shares redeemed	(5,111,528)	(29,590,599)	(168,516,816)	(226,084,805)
Net increase (decrease) in net assets resulting from shareholder transactions	(5,111,528)	22,371,356	(168,516,816)	136,745,612
Total increase (decrease) in net assets	(5,176,843)	14,126,037	(163,073,912)	55,204,741
NET ASSETS:
Beginning of period	44,036,859	29,910,822	499,726,300	444,521,559
End of period	$ 38,860,016	$ 44,036,859	$ 336,652,388	$ 499,726,300
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	850,002	500,002	8,950,002	6,950,002
Shares sold	—	850,000	—	5,650,000
Shares redeemed	(100,000)	(500,000)	(3,150,000)	(3,650,000)
Shares outstanding, end of period	750,002	850,002	5,800,002	8,950,002

See Notes to Financial Statements

First Trust RiverFront Dynamic Europe ETF (RFEU)		First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)
Six Months Ended 4/30/2019 (Unaudited)	Year Ended 10/31/2018	Six Months Ended 4/30/2019 (Unaudited)	Year Ended 10/31/2018

$ 885,082	$ 3,407,738	$ 435,853	$ 2,219,119
(5,767,385)	1,542,918	(6,583,512)	(9,220,456)
8,233,181	(18,801,222)	18,524,976	(20,316,573)
3,350,878	(13,850,566)	12,377,317	(27,317,910)

(311,981)	(3,500,818)	(484,841)	(2,433,860)
—	—	—	(165,738)
(311,981)	(3,500,818)	(484,841)	(2,599,598)

8,249,517	65,990,878	9,280,509	85,398,728
(33,248,222)	(83,913,181)	(5,736,845)	(29,475,851)
(24,998,705)	(17,922,303)	3,543,664	55,922,877
(21,959,808)	(35,273,687)	15,436,140	26,005,369

88,706,076	123,979,763	101,511,553	75,506,184
$66,746,268	$ 88,706,076	$ 116,947,693	$ 101,511,553

1,550,002	1,900,002	1,800,002	1,100,002
150,000	1,000,000	150,000	1,150,000
(600,000)	(1,350,000)	(100,000)	(450,000)
1,100,002	1,550,002	1,850,002	1,800,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Financial Highlights
For a share outstanding throughout each period
First Trust RiverFront Dynamic Asia Pacific ETF (RFAP)
	Six Months Ended 4/30/2019 (Unaudited)	Year Ended October 31,		Period Ended 10/31/2016 (a)
		2018	2017
Net asset value, beginning of period	$ 51.81	$ 59.82	$ 52.14	$ 51.31
Income from investment operations:
Net investment income (loss)	0.55	1.27	1.42	0.55
Net realized and unrealized gain (loss)	(0.01)	(7.99)	7.66	0.60
Total from investment operations	0.54	(6.72)	9.08	1.15
Distributions paid to shareholders from:
Net investment income	(0.54)	(1.29)	(1.40)	(0.32)
Net asset value, end of period	$51.81	$51.81	$59.82	$52.14
Total return (b)	1.10%	(11.48)%	17.77% (c)	2.26%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 38,860	$ 44,037	$ 29,911	$ 26,071
Ratio of total expenses to average net assets	0.83% (d)	0.83%	0.83%	0.83% (d)
Ratio of net investment income (loss) to average net assets	1.95% (d)	2.28%	1.93%	1.96% (d)
Portfolio turnover rate (e)	42%	136%	131%	49%

(a)	Inception date is April 13, 2016, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	The Fund received a reimbursement from the advisor in connection with a trade error in the amount of $7,644, which represents $0.02 per share. Since the advisor reimbursed the Fund, there was no effect on the Fund’s total return.
(d)	Annualized.
(e)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust RiverFront Dynamic Developed International ETF (RFDI)
	Six Months Ended 4/30/2019 (Unaudited)	Year Ended October 31,		Period Ended 10/31/2016 (a)
		2018	2017
Net asset value, beginning of period	$ 55.84	$ 63.96	$ 51.36	$ 50.73
Income from investment operations:
Net investment income (loss)	0.73	1.34	0.82	0.83
Net realized and unrealized gain (loss)	1.84	(8.00)	12.73	0.50
Total from investment operations	2.57	(6.66)	13.55	1.33
Distributions paid to shareholders from:
Net investment income	(0.37)	(1.44)	(0.71)	(0.70)
Net realized gain	—	(0.02)	(0.24)	—
Total distributions	(0.37)	(1.46)	(0.95)	(0.70)
Net asset value, end of period	$58.04	$55.84	$63.96	$51.36
Total return (b)	4.68%	(10.65)%	26.60% (c)	2.68%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 336,652	$ 499,726	$ 444,522	$ 25,679
Ratio of total expenses to average net assets	0.83% (d)	0.83%	0.83%	0.83% (d)
Ratio of net investment income (loss) to average net assets	2.26% (d)	2.28%	1.86%	2.97% (d)
Portfolio turnover rate (e)	36%	133%	106%	44%

(a)	Inception date is April 13, 2016, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	The Fund received a reimbursement from the advisor in the amount of $35,978, which represents less than $0.01 per share. Since the advisor reimbursed the Fund, there was no effect on the Fund’s total return.
(d)	Annualized.
(e)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust RiverFront Dynamic Europe ETF (RFEU)
	Six Months Ended 4/30/2019 (Unaudited)	Year Ended October 31,		Period Ended 10/31/2016 (a)
		2018	2017
Net asset value, beginning of period	$ 57.23	$ 65.25	$ 51.17	$ 50.67
Income from investment operations:
Net investment income (loss)	0.78	1.48	0.82	0.91
Net realized and unrealized gain (loss)	2.93	(7.97)	14.86	0.41
Total from investment operations	3.71	(6.49)	15.68	1.32
Distributions paid to shareholders from:
Net investment income	(0.26)	(1.53)	(0.79)	(0.82)
Net realized gain	—	—	(0.81)	—
Total distributions	(0.26)	(1.53)	(1.60)	(0.82)
Net asset value, end of period	$60.68	$57.23	$65.25	$51.17
Total return (b)	6.51%	(10.16)%	31.21%	2.66%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 66,746	$ 88,706	$ 123,980	$ 25,585
Ratio of total expenses to average net assets	0.83% (c)	0.83%	0.83%	0.83% (c)
Ratio of net investment income (loss) to average net assets	2.39% (c)	2.45%	1.71%	3.23% (c)
Portfolio turnover rate (d)	32%	130%	110%	41%

(a)	Inception date is April 13, 2016, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)
	Six Months Ended 4/30/2019 (Unaudited)	Year Ended October 31,		Period Ended 10/31/2016 (a)
		2018	2017
Net asset value, beginning of period	$ 56.40	$ 68.64	$ 56.27	$ 49.61
Income from investment operations:
Net investment income (loss)	0.26	1.20	0.71	0.55
Net realized and unrealized gain (loss)	6.84	(11.87)	13.70	6.66
Total from investment operations	7.10	(10.67)	14.41	7.21
Distributions paid to shareholders from:
Net investment income	(0.29)	(1.18)	(0.77)	(0.55)
Net realized gain	—	(0.30)	(1.27)	—
Return of capital	—	(0.09)	—	—
Total distributions	(0.29)	(1.57)	(2.04)	(0.55)
Net asset value, end of period	$63.21	$56.40	$68.64	$56.27
Total return (b)	12.70%	(15.92)%	26.49%	14.52%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 116,948	$ 101,512	$ 75,506	$ 5,628
Ratio of total expenses to average net assets	0.95% (c)	0.95%	0.95%	0.95% (c)
Ratio of net investment income (loss) to average net assets	0.82% (c)	1.90%	1.56%	2.66% (c)
Portfolio turnover rate (d)	64%	126%	87%	81%

(a)	Inception date is June 14, 2016, which is consistent with the commencement of operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund III
April 30, 2019 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund III (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust consists of fifteen funds that are currently offering shares. This report covers the following funds, each a non-diversified series of the Trust:
First Trust RiverFront Dynamic Asia Pacific ETF – (The Nasdaq Stock Market LLC (“Nasdaq”) ticker “RFAP”)
First Trust RiverFront Dynamic Developed International ETF – (Nasdaq ticker “RFDI”)
First Trust RiverFront Dynamic Europe ETF – (Nasdaq ticker “RFEU”)
First Trust RiverFront Dynamic Emerging Markets ETF – (Nasdaq ticker “RFEM”)
Each fund represents a separate series of shares of beneficial interest in the Trust (each a “Fund” and collectively, the “Funds”). Each Fund’s shares are currently listed and traded on Nasdaq. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified blocks consisting of 50,000 shares called a “Creation Unit.” Creation Units are generally issued and redeemed in-kind for securities in which a Fund invests and, in certain circumstances, for cash, and only to and from broker-dealers and large institutional investors that have entered into participation agreements. Except when aggregated in Creation Units, the shares are not redeemable securities of a Fund.
Each Fund is an actively managed exchange-traded fund. The investment objective of each Fund is to provide capital appreciation.
Under normal market conditions, RFAP seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in a portfolio of equity securities of Asian Pacific companies, including through investments in common stocks, depositary receipts, common and preferred shares of real estate investment trusts (“REITs”), and forward foreign currency contracts and currency spot transactions used to hedge the Fund’s exposure to the currencies in which the equity securities of the Asian Pacific companies are denominated.
Under normal market conditions, RFDI seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in a portfolio of equity securities of developed market companies, including through investments in common stocks, depositary receipts, common and preferred shares of REITs, and forward foreign currency contracts and currency spot transactions used to hedge the Fund’s exposure to the currencies in which the equity securities of the developed market companies are denominated.
Under normal market conditions, RFEU seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in a portfolio of equity securities of European companies, including through investments in common stocks, depositary receipts, common and preferred shares of REITs, and forward foreign currency contracts and currency spot transactions used to hedge the Fund’s exposure to the currencies in which the equity securities of the European companies are denominated.
Under normal market conditions, RFEM seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in a portfolio of equity securities of emerging market companies, including through investments in common stocks, depositary receipts, common and preferred shares of REITs, and forward foreign currency contracts and currency spot transactions used to hedge the Fund’s exposure to the currencies in which the equity securities of the emerging market companies are denominated.
There can be no assurance that a Fund will achieve its investment objective. The Funds may not be appropriate for all investors.
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
April 30, 2019 (Unaudited)
as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks, REITs, and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.
Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the type of security;
2)	the size of the holding;
3)	the initial cost of the security;
4)	transactions in comparable securities;
5)	price quotes from dealers and/or third-party pricing services;
6)	relationships among various securities;
7)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
8)	an analysis of the issuer’s financial statements; and
9)	the existence of merger proposals or tender offers that might affect the value of the security.
If the securities in question are foreign securities, the following additional information may be considered:
1)	the value of similar foreign securities traded on other foreign markets;
2)	ADR trading of similar securities;
3)	closed-end fund or exchange-traded fund trading of similar securities;
4)	foreign currency exchange activity;
5)	the trading prices of financial products that are tied to baskets of foreign securities;
6)	factors relating to the event that precipitated the pricing problem;
7)	whether the event is likely to recur; and
8)	whether the effects of the event are isolated or whether they affect entire markets, countries or regions.
Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
April 30, 2019 (Unaudited)
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of April 30, 2019, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the information becomes available after the ex-dividend date. Interest income, if any, is recorded on the accrual basis.
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.
Distributions received from a Fund’s investments in REITs may be comprised of return of capital, capital gains, and income. The actual character of the amounts received during the year are not known until after the REITs’ fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
C. Foreign Currency
The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translation” on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are included in “Net change in unrealized appreciation (depreciation) on investments” on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are included in “Net realized gain (loss) on foreign currency transactions” on the Statements of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in “Net realized gain (loss) on investments” on the Statements of Operations.
D. Dividends and Distributions to Shareholders
Dividends from net investment income, if any, are declared and paid quarterly by each Fund, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
April 30, 2019 (Unaudited)
Distributions from income and capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by each Fund during the fiscal year ended October 31, 2018, was as follows:
	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust RiverFront Dynamic Asia Pacific ETF	$ 1,178,793	$ —	$ —
First Trust RiverFront Dynamic Developed International ETF	14,043,205	22,673	—
First Trust RiverFront Dynamic Europe ETF	3,500,818	—	—
First Trust RiverFront Dynamic Emerging Markets ETF	2,366,951	66,909	165,738
As of October 31, 2018, the components of distributable earnings on a tax basis for each Fund were as follows:
	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust RiverFront Dynamic Asia Pacific ETF	$ 320,388	$ (3,703,563)	$ (5,862,086)
First Trust RiverFront Dynamic Developed International ETF	1,139,589	(21,591,182)	(53,532,316)
First Trust RiverFront Dynamic Europe ETF	—	(5,065,319)	(9,138,057)
First Trust RiverFront Dynamic Emerging Markets ETF	—	(10,162,432)	(14,107,640)
E. Income and Other Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
Certain countries assess a capital gains tax on securities sold in their local markets. This tax is accrued as the securities in these foreign markets appreciate in value and is paid at the time of sale to the extent a capital gain is realized. Taxes accrued on securities in an unrealized appreciation position are included in “Net change in unrealized appreciation (depreciation) on deferred foreign capital gains tax” on the Statements of Operations. The capital gains tax paid on securities sold is included in “Net realized gain (loss) on foreign capital gains tax” on the Statements of Operations.
India’s Finance Bill, 2018 (“Finance Bill, 2018”) was enacted into law on March 29, 2018 and amongst other provisions, it introduced a long-term capital gains tax beginning April 1, 2018. Long-term capital gains on the sale of listed shares in excess of INR 0.1 million are taxed at the rate of 10% (plus applicable surcharge and cess (which is a type of tax)) subject to satisfaction of certain conditions. Long-term capital gains accruing as of January 31, 2018 are considered exempt due to a grandfather clause in the provision. The aforesaid exemption from long-term capital gains tax is available with respect to shares acquired between October 1, 2004 and March 31, 2018 only if on such acquisitions Securities Transaction Tax (“STT”) was chargeable. Certain exceptions in this regard, such as acquisition of shares in a public offer, bonus, rights issued, etc. for which the condition of chargeability of STT on acquisition is not applicable, have been notified.
In the case of the sale of listed shares held by a Fund for one year or less, the income is classified as short-term capital gains and is taxable at 15% (plus applicable surcharge and cess) provided the shares are sold on the stock exchange and subjected to STT. For above purposes, the applicable rate of surcharge is 2% or 5% (depending on the level of income of the Fund). The Finance Bill, 2018 increases the cess imposed on the sum of tax and surcharge from 3% to 4%. The cess 4% rate is applied to the capital gains tax, resulting in a higher effective rate of capital gains tax.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
April 30, 2019 (Unaudited)
Where the sale of shares is outside the stock exchange and not subject to STT, the long-term capital gains are taxed at 10% (plus applicable surcharge and cess) and short-term capital gains are taxed at 30% (plus applicable surcharge and cess). The Finance Bill, 2018, approves the carry forward of long-term capital losses to be offset against long-term capital gains. Short-term losses and long-term losses can be netted against short-term gains and long-term gains, respectively.
Please note that the above description is based on current provisions of Indian law, and any change or modification made by subsequent legislation, regulation, or administrative or judicial decision could increase the Indian tax liability of a Fund and thus reduce the return to a Fund’s shareholders. There can be no assurance that the Indian tax authorities and/or regulators will not take a position contrary to the views expressed herein. If the Indian tax authorities and/or regulators take a position contrary to the views expressed herein, adverse unpredictable consequences may follow.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2016, 2017, and 2018 remain open to federal and state audit. As of April 30, 2019, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
The Funds intend to utilize provisions of the federal income tax laws, which allow them to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Funds are subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2018, the Funds had non-expiring capital loss carryforward for federal income tax purposes as follows:
Capital Loss Available
First Trust RiverFront Dynamic Asia Pacific ETF	$ 3,703,563
First Trust RiverFront Dynamic Developed International ETF	21,591,182
First Trust RiverFront Dynamic Europe ETF	5,065,319
First Trust RiverFront Dynamic Emerging Markets ETF	10,162,432
F. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (See Note 3).
G. New Accounting Pronouncement
On August 28, 2018, the FASB issued Accounting Standards Update (“ASU”) 2018-13, “Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted for any eliminated or modified disclosures upon issuance of this ASU. The Funds have early adopted ASU 2018-13 for these financial statements, which did not result in a material impact.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for supervising the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
Pursuant to the Investment Management Agreement between First Trust and the Trust, First Trust supervises the investment of the Funds’ assets and is responsible for the expenses of each Fund including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services, including any compensation to Trustees, but excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions, acquired fund fees and expenses, if any, distribution and service fees payable pursuant to Rule 12b-1 plan, if any, expenses associated with the execution of portfolio transactions, and extraordinary expenses, which are paid by each respective Fund. RFAP, RFDI and RFEU have each agreed to pay First Trust an annual unitary management fee equal to 0.83% its average daily net assets. RFEM has agreed to pay First Trust an annual unitary management fee equal to 0.95% of its average daily net assets. First Trust also provides fund reporting services to each Fund for a flat annual fee in the amount of $9,250, which is covered under the annual unitary management fee.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
April 30, 2019 (Unaudited)
RiverFront Investment Group, LLC (“RiverFront” or the “Sub-Advisor”) serves as the Funds’ sub-advisor and manages each Fund’s portfolio subject to First Trust’s supervision. The Sub-Advisor receives a monthly portfolio management fee calculated at an annual rate of 0.35% of each Fund’s average daily net assets that is paid by First Trust out of its investment advisory fee.
The Trust has multiple service agreements with Brown Brothers Harriman & Co. (“BBH”). Under the service agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for the Funds. As custodian, BBH is responsible for custody of each Fund’s assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BBH is responsible for maintaining shareholder records for each Fund.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.
Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended April 30, 2019, the cost of purchases and proceeds from sales of investment securities for each Fund, excluding short-term investments and in-kind transactions, were as follows:
	Purchases	Sales
First Trust RiverFront Dynamic Asia Pacific ETF	$ 17,058,768	$ 17,095,152
First Trust RiverFront Dynamic Developed International ETF	137,746,698	139,984,577
First Trust RiverFront Dynamic Europe ETF	23,815,057	23,760,537
First Trust RiverFront Dynamic Emerging Markets ETF	71,929,982	68,332,130

For the six months ended April 30, 2019, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:
	Purchases	Sales
First Trust RiverFront Dynamic Asia Pacific ETF	$ —	$ 5,054,688
First Trust RiverFront Dynamic Developed International ETF	—	165,739,196
First Trust RiverFront Dynamic Europe ETF	8,130,675	32,891,629
First Trust RiverFront Dynamic Emerging Markets ETF	2,455,304	3,130,375
5. Creations, Redemptions and Transaction Fees
Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an “Authorized Participant”). In order to purchase Creation Units of a Fund, an Authorized Participant must deposit (i) a designated portfolio of securities and other instruments determined by First Trust (the “Deposit Securities”) and generally make or receive a cash payment referred to as the “Cash Component,” which is an amount equal to the difference between the NAV of the Fund shares (per Creation Unit Aggregations) and the market value of the Deposit Securities, and/or (ii) cash in lieu of all or a portion of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Authorized Participants purchasing Creation Units must pay to BBH, as transfer agent, a creation transaction fee (the “Creation Transaction Fee”) regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in the respective Fund’s portfolio and the countries in which the transactions are settled. The Creation Transaction Fee may increase or decrease as each Fund’s portfolio is adjusted to conform to changes in the composition of the securities included in the Fund’s portfolio and the countries in which the transaction settled. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When a Fund permits an Authorized Participant to substitute cash or a different security in lieu of

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
April 30, 2019 (Unaudited)
depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.
Authorized Participants redeeming Creation Units must pay to BBH, as transfer agent, a redemption transaction fee (the “Redemption Transaction Fee”), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in the respective Fund’s portfolio and the countries in which the transactions are settled. Each Fund reserves the right to effect redemptions in cash. An Authorized Participant may request cash redemption in lieu of securities; however, a Fund may, in its discretion, reject any such request.
The standard Creation Transaction Fees and the Redemption Transaction Fees for each Fund are as follows:
	Creation Transaction Fees	Redemption Transaction Fees
First Trust RiverFront Dynamic Asia Pacific ETF	$ 2,100	$ 2,100
First Trust RiverFront Dynamic Developed International ETF	4,600	4,600
First Trust RiverFront Dynamic Europe ETF	2,600	2,600
First Trust RiverFront Dynamic Emerging Markets ETF	4,400	4,400
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or to provide investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before February 28, 2020.
7. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events to the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Additional Information
First Trust Exchange-Traded Fund III
April 30, 2019 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio investments during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to a Fund are identified below, but not all of the material risks relevant to each Fund are included in this report and not all of the risks below apply to each Fund. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund’s investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund’s corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is not concentrated.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.
Derivatives Risk. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund’s portfolio managers use derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.
Equity Securities Risk. To the extent a fund invests in equity securities, the value of the fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than

Additional Information (Continued)
First Trust Exchange-Traded Fund III
April 30, 2019 (Unaudited)
net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF’s shares, or decisions by an ETF’s authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF’s shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.
Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund’s fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Index Constituent Risk. Certain funds may be a constituent of one or more indices. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could significantly increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund’s net asset value could be negatively impacted and the fund’s market price may be significantly below its net asset value during certain periods.
Index Provider Risk. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund’s costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.
Investment Companies Risk. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.
Management Risk. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund’s investment portfolio, the fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.
Market Risk. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations.
Non-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Passive Investment Risk. To the extent a Fund seeks to track an index, the Fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A Fund generally will not attempt to take defensive positions in declining markets.
NOT FDIC INSURED	NOT BANK GUARANTEED	MAY LOSE VALUE

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First Trust Exchange-Traded Fund III
INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
INVESTMENT SUB-ADVISOR
RiverFront Investment Group, LLC
1214 E. Cary Street
Richmond, VA 23219
ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

First Trust Exchange-Traded Fund III
First Trust Institutional Preferred Securities and Income ETF (FPEI)

Semi-Annual Report
For the Six Months Ended
April 30, 2019

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Semi-Annual Report
April 30, 2019
Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and/or Stonebridge Advisors LLC (“Stonebridge” or the “Sub-Advisor”) and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund III (the “Trust”) described in this report (First Trust Institutional Preferred Securities and Income ETF; hereinafter referred to as the “Fund”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on the Fund’s web page at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund’s performance and investment approach.
The statistical information that follows may help you understand the Fund’s performance compared to that of a relevant market benchmark.
It is important to keep in mind that the opinions expressed by personnel of the Advisor and/or Sub-Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.

Shareholder Letter
First Trust Institutional Preferred Securities and Income ETF (FPEI)
Semi-Annual Letter from the Chairman and CEO
April 30, 2019
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for the First Trust Institutional Preferred Securities and Income ETF (the “Fund”), which contains detailed information about the Fund for the six months ended April 30, 2019. We encourage you to read this report carefully and discuss it with your financial advisor.
If you were thinking (and acting) like a long-term investor over the last six months, you were rewarded for your perseverance. As 2018 came to a close, the “six weeks of madness” sent markets into negative territory for the year, then rallied back in the first quarter of 2019 like a mirror image of the fourth quarter of 2018. Global investors saw the worst quarter since 2011 and the best quarter since 2012, as measured by the MSCI All Country World Index. Similarly, U.S. markets reversed their course, and the S&P 500® Index, the Dow Jones Industrial Average and the Nasdaq Composite Index returned 13.65%, 11.81% and 16.81%, respectively, for the first quarter of 2019.
By the close on April 30, 2019, U.S. equity markets continued their climb higher as the S&P 500® Index was up 18.25%, giving it the best four-month start in the last 30 years. The Federal Reserve provided momentum to the markets by indicating no new rate hikes for the remainder of 2019 and bond markets gained steam as reflected by the Bloomberg Barclays U.S. Aggregate Bond Index, returning 2.94% for the first quarter of 2019 compared to 1.64% for the fourth quarter of 2018.
Key economic indicators suggest a healthy outlook. The U.S. inflation rate hovers near 2% as it has, on average, for the last decade; a higher than expected U.S. gross domestic product growth rate of 3.2% was reported for March; and the U.S. unemployment rate of 3.6% for April is at the lowest level since December of 1969.
Having a long-term perspective when it comes to investing and looking for opportunities when they arise is a drum worth beating, as no one can predict the inevitable ups and downs that occur in the market. We continue to believe that you should invest for the long term and be prepared for market movements, which can happen at any time. You can do this by keeping current on your portfolio and speaking regularly with your investment professional. Markets go up and they also go down, but savvy investors are prepared for either through careful attention to investment goals.
Thank you for giving First Trust the opportunity to be a part of your financial plan. We value our relationship with you and will report on the Fund again in six months.
Sincerely,
James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

Fund Performance Overview (Unaudited)
First Trust Institutional Preferred Securities and Income ETF (FPEI)
First Trust Institutional Preferred Securities and Income ETF’s (the “Fund”) investment objective is to seek total return and to provide current income. Under normal market conditions, the Fund invests at least 80% of its net assets (including investment borrowings) in institutional preferred securities (“Preferred Securities”) and income-producing debt securities (“Income Securities”). Preferred securities are a type of equity security that have preference over common stock in the payment of distributions and the liquidation of a company’s assets, but are generally junior to all forms of the company’s debt, including both senior and subordinated debt. The Fund’s investments in preferred securities will primarily be in institutional preferred securities. Institutional preferred securities are targeted to institutional, rather than retail, investors, are generally traded over-the-counter and may also be known as “$1,000 par preferred securities.” They are typically issued in large, institutional lot sized by U.S. and non-U.S. financial services companies and other companies. While all income-producing debt securities will be categorized as “Income Securities” for purposes of the 80% test above, the Income Securities in which the Fund intends to invest as part of its principal investment strategy include hybrid capital securities, contingent capital securities, U.S. and non-U.S. corporate bonds and convertible securities.
Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 4/30/19	1 Year Ended 4/30/19	Inception (8/22/17) to 4/30/19	Inception (8/22/17) to 4/30/19
Fund Performance
NAV	5.27%	4.15%	2.81%	4.79%
Market Price	5.37%	4.25%	2.83%	4.82%
Index Performance
ICE BofAML US Investment Grade Institutional Capital Securities Index	6.24%	6.25%	3.16%	5.40%
Total returns for the period since inception are calculated from the inception date of the Fund. “Average Annual Total Returns” represent the average annual change in value of an investment over the period indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period indicated.
The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the index. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future performance.

Fund Performance Overview (Unaudited) (Continued)
First Trust Institutional Preferred Securities and Income ETF (FPEI) (Continued)
Sector Allocation	% of Total Investments
Financials	76.8%
Utilities	8.6
Energy	6.4
Industrials	2.9
Materials	2.1
Communication Services	1.6
Consumer Staples	1.3
Consumer Discretionary	0.3
Total	100.0%

Credit Quality(1)	% of Total Investments
A-	5.3%
BBB+	6.0
BBB	18.6
BBB-	29.7
BB+	29.5
BB	8.2
BB-	1.7
B+	1.0
Total	100.0%
Top Ten Holdings	% of Total Investments
Hartford Financial Services Group (The), Inc.	2.9%
AerCap Global Aviation Trust	2.9
Voya Financial, Inc.	2.6
Enbridge, Inc., Series 16-A	2.4
JPMorgan Chase & Co., Series V	2.2
Emera, Inc., Series 16-A	2.2
Banco Santander S.A.	2.0
Catlin Insurance Co., Ltd.	1.9
BHP Billiton Finance USA Ltd.	1.9
Royal Bank of Scotland Group PLC	1.9
Total	22.9%

Country Allocation	% of Total Investments
United States	38.5%
United Kingdom	12.3
France	7.8
Canada	6.4
Japan	6.3
Australia	5.3
Switzerland	4.8
Netherlands	4.4
Italy	4.1
Bermuda	3.6
Spain	3.5
Finland	1.5
Denmark	0.7
Sweden	0.6
Norway	0.2
Total	100.0%

(1)	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including Standard & Poor’s Ratings Group, a division of the McGraw Hill Companies, Inc., Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Fund Performance Overview (Unaudited) (Continued)
First Trust Institutional Preferred Securities and Income ETF (FPEI) (Continued)

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through April 30, 2019
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 23, 2017 (commencement of trading) through April 30, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
8/23/17 – 10/31/17	44	0	0	0
11/1/17 – 10/31/18	156	2	0	0
11/1/18 – 4/30/19	98	5	3	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
8/23/17 – 10/31/17	5	0	0	0
11/1/17 – 10/31/18	90	4	0	0
11/1/18 – 4/30/19	15	1	0	0

Portfolio Management
First Trust Institutional Preferred Securities and Income ETF (FPEI)
Semi-Annual Report
April 30, 2019 (Unaudited)
Advisor
First Trust Advisors L.P. (“First Trust” or the “Advisor”) serves as the investment advisor to the First Trust Institutional Preferred Securities and Income ETF (the “Fund”). First Trust is responsible for the ongoing monitoring of the Fund’s investment portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Sub-Advisor
Stonebridge Advisors LLC
Stonebridge Advisors LLC (“Stonebridge” or the “Sub-Advisor”) is the investment sub-advisor to the Fund and is a registered investment advisor based in Wilton, Connecticut. Stonebridge specializes in the management of preferred and hybrid securities.
Portfolio Management Team
Scott T. Fleming - Chief Executive Officer and President
Robert Wolf - Chief Investment Officer, Senior Vice President and Senior Portfolio Manager

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Understanding Your Fund Expenses
April 30, 2019 (Unaudited)
As a shareholder of the First Trust Institutional Preferred Securities and Income ETF (the “Fund”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2019.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (a)
First Trust Institutional Preferred Securities and Income ETF (FPEI)
Actual	$1,000.00	$1,052.70	0.85%	$4.33
Hypothetical (5% return before expenses)	$1,000.00	$1,020.58	0.85%	$4.26

(a)	Expenses are equal to the annualized expense ratios as indicated in the table multiplied by the average account value over the period (November 1, 2018 through April 30, 2019), multiplied by 181/365 (to reflect the six-month period).

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Portfolio of Investments
April 30, 2019 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES – 97.5%
	Automobiles – 0.3%
$500,000	General Motors Financial Co., Inc., Series B (a)	6.50%	(b)	$484,608
	Banks – 41.3%
1,600,000	Australia & New Zealand Banking Group Ltd. (a) (c) (d)	6.75%	(b)	1,735,400
200,000	Banco Bilbao Vizcaya Argentaria S.A. (a) (d)	6.13%	(b)	182,428
3,200,000	Banco Santander S.A. (a) (d)	6.38%	(b)	3,206,080
2,000,000	Banco Santander S.A. (a) (d)	7.50%	(b)	2,092,430
1,400,000	Bank of America Corp., Series X (a)	6.25%	(b)	1,509,396
700,000	Bank of America Corp., Series Z (a)	6.50%	(b)	769,188
1,000,000	Barclays PLC (a) (d)	7.75%	(b)	1,034,390
2,050,000	Barclays PLC (a) (d)	7.88%	(b)	2,166,491
1,800,000	Barclays PLC (a) (d)	8.00%	(b)	1,899,000
200,000	BNP Paribas S.A. (a) (c) (d)	6.63%	(b)	204,128
200,000	BNP Paribas S.A. (a) (c) (d)	6.75%	(b)	206,841
300,000	BNP Paribas S.A. (a) (c) (d)	7.38%	(b)	324,638
1,081,000	BNP Paribas S.A. (a) (c) (d)	7.63%	(b)	1,139,466
1,336,000	Citigroup, Inc. (a)	5.95%	(b)	1,384,430
1,050,000	Citigroup, Inc., Series O (a)	5.88%	(b)	1,064,800
2,514,000	Citigroup, Inc., Series P (a)	5.95%	(b)	2,635,615
900,000	Citizens Financial Group, Inc., Series A (a)	5.50%	(b)	904,685
723,000	CoBank ACB, Series I (a) (e)	6.25%	(b)	760,958
300,000	Credit Agricole S.A. (a) (c) (d)	6.88%	(b)	312,933
2,200,000	Credit Agricole S.A. (a) (c) (d)	7.88%	(b)	2,395,127
1,000,000	Credit Agricole S.A. (a) (d)	7.88%	(b)	1,088,694
1,600,000	Credit Agricole S.A. (a) (c) (d)	8.13%	(b)	1,825,888
1,200,000	Danske Bank A.S. (a) (d)	6.13%	(b)	1,128,000
300,000	DNB Bank ASA (a) (d)	5.75%	(b)	302,937
800,000	Farm Credit Bank of Texas, Series 3 (a) (c)	6.20%	(b)	810,917
1,270,000	HSBC Holdings PLC (a) (d)	6.38%	(b)	1,325,086
1,400,000	ING Groep N.V. (a) (d)	6.50%	(b)	1,417,080
2,500,000	ING Groep N.V. (a) (d)	6.88%	(b)	2,611,490
1,300,000	Intesa Sanpaolo S.p.A. (a) (c) (d)	7.70%	(b)	1,274,332
1,001,000	JPMorgan Chase & Co., Series I, 3 Mo. LIBOR + 3.47% (f)	6.05%	(b)	1,007,291
1,100,000	JPMorgan Chase & Co., Series R (a)	6.00%	(b)	1,155,704
3,440,000	JPMorgan Chase & Co., Series V (a)	5.00%	(b)	3,452,900
1,250,000	Lloyds Bank PLC (a)	12.00%	(b)	1,507,656
2,100,000	Lloyds Banking Group PLC (a) (d)	7.50%	(b)	2,210,250
1,500,000	Lloyds Banking Group PLC (a) (d)	7.50%	(b)	1,557,937
600,000	Nordea Bank Abp (a) (d)	6.13%	(b)	592,884
1,800,000	Nordea Bank Abp (a) (c) (d)	6.63%	(b)	1,842,075
2,050,000	Royal Bank of Scotland Group PLC (a) (d)	8.00%	(b)	2,237,062
2,800,000	Royal Bank of Scotland Group PLC (a) (d)	8.63%	(b)	3,017,000
1,620,000	Societe Generale S.A. (a) (c) (d)	7.38%	(b)	1,688,850
500,000	Societe Generale S.A. (a) (d)	7.38%	(b)	521,250
1,021,000	Societe Generale S.A. (a) (c) (d)	7.88%	(b)	1,077,808
400,000	Societe Generale S.A. (a) (d)	7.88%	(b)	422,256
900,000	Standard Chartered PLC (a) (c) (d)	7.50%	(b)	951,468
1,400,000	Standard Chartered PLC (a) (c) (d)	7.75%	(b)	1,493,646
1,000,000	Swedbank AB (a) (d)	6.00%	(b)	982,522
1,700,000	UniCredit S.p.A. (a) (d)	8.00%	(b)	1,642,693
700,000	UniCredit S.p.A. (a) (c)	7.30%	04/02/34	714,182
700,000	Wells Fargo & Co., Series K, 3 Mo. LIBOR + 3.77% (f)	6.38%	(b)	704,375
				66,492,657
	Capital Markets – 9.7%
250,000	Credit Suisse Group AG (a) (c) (d)	7.25%	(b)	260,094
See Notes to Financial Statements

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Capital Markets (Continued)
$500,000	Credit Suisse Group AG (a) (c) (d)	7.50%	(b)	$536,803
2,300,000	Credit Suisse Group AG (a) (d)	7.50%	(b)	2,469,296
1,400,000	Credit Suisse Group AG (a) (c) (d)	7.50%	(b)	1,476,104
2,800,000	E*TRADE Financial Corp., Series A (a)	5.88%	(b)	2,898,000
3,000,000	Goldman Sachs Group (The), Inc., Series L (a)	5.70%	(b)	3,011,250
400,000	Goldman Sachs Group (The), Inc., Series M (a)	5.38%	(b)	409,394
1,775,000	Morgan Stanley, Series J (a)	5.55%	(b)	1,814,432
1,500,000	UBS Group Funding Switzerland AG (a) (d)	6.88%	(b)	1,552,395
1,000,000	UBS Group Funding Switzerland AG (a) (d)	6.88%	(b)	1,035,643
200,000	UBS Group Funding Switzerland AG (a) (d)	7.00%	(b)	215,250
				15,678,661
	Consumer Finance – 1.3%
2,000,000	American Express Co., Series C (a)	4.90%	(b)	2,009,570
	Diversified Financial Services – 2.5%
4,050,000	Voya Financial, Inc. (a)	5.65%	05/15/53	4,067,071
	Diversified Telecommunication Services – 1.5%
2,326,000	Koninklijke KPN N.V. (a)	7.00%	03/28/73	2,457,919
	Electric Utilities – 5.2%
3,175,000	Emera, Inc., Series 16-A (a)	6.75%	06/15/76	3,421,332
2,500,000	Enel S.p.A. (a) (c)	8.75%	09/24/73	2,812,500
1,025,000	NextEra Energy Capital Holdings, Inc. (a)	5.65%	05/01/79	1,043,106
800,000	PPL Capital Funding, Inc., Series A, 3 Mo. LIBOR + 2.67% (f)	5.27%	03/30/67	735,452
400,000	Southern (The) Co., Series B (a)	5.50%	03/15/57	408,123
				8,420,513
	Energy Equipment & Services – 1.6%
2,550,000	Transcanada Trust, Series 16-A (a)	5.88%	08/15/76	2,614,808
	Food Products – 1.3%
1,000,000	Land O’Lakes Capital Trust I (g)	7.45%	03/15/28	1,086,250
1,000,000	Land O’Lakes, Inc. (c)	7.25%	(b)	982,500
				2,068,750
	Insurance – 20.1%
450,000	Aegon N.V. (a)	5.50%	04/11/48	458,084
200,000	American International Group, Inc., Series A-9 (a)	5.75%	04/01/48	202,517
2,600,000	Asahi Mutual Life Insurance Co. (a)	6.50%	(b)	2,641,496
1,300,000	Asahi Mutual Life Insurance Co. (a)	7.25%	(b)	1,376,233
2,458,000	Assurant, Inc. (a)	7.00%	03/27/48	2,511,375
3,095,000	Catlin Insurance Co., Ltd., 3 Mo. LIBOR + 2.98% (c) (f)	5.57%	(b)	3,043,267
1,000,000	Catlin Insurance Co., Ltd., 3 Mo. LIBOR + 2.98% (f)	5.57%	(b)	983,285
700,000	Dai-Ichi Life Insurance (The) Co., Ltd. (a) (c)	7.25%	(b)	750,985
630,000	Everest Reinsurance Holdings, Inc., 3 Mo. LIBOR + 2.39% (f)	5.07%	05/15/37	568,065
1,400,000	Fukoku Mutual Life Insurance Co. (a)	6.50%	(b)	1,523,453
5,160,000	Hartford Financial Services Group (The), Inc., 3 Mo. LIBOR + 2.13% (c) (f)	4.81%	02/12/47	4,622,767
1,000,000	La Mondiale SAM (a)	5.88%	01/26/47	1,045,250
900,000	Liberty Mutual Group, Inc. (a) (c)	10.75%	06/15/58	1,342,544
1,400,000	Liberty Mutual Group, Inc., 3 Mo. LIBOR + 2.91% (c) (f)	5.52%	03/15/37	1,332,366
350,000	Lincoln National Corp., 3 Mo. LIBOR + 2.36% (f)	5.04%	05/17/66	301,600
600,000	Mitsui Sumitomo Insurance Co., Ltd. (a) (c)	4.95%	(b)	614,034
1,700,000	Mitsui Sumitomo Insurance Co., Ltd. (a) (c)	7.00%	03/15/72	1,841,040
1,610,000	Oil Insurance Ltd., 3 Mo. LIBOR + 2.98% (c) (f)	5.57%	(b)	1,566,989

See Notes to Financial Statements

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Insurance (Continued)
$1,000,000	Prudential Financial, Inc. (a)	5.63%	06/15/43	$1,049,215
700,000	QBE Insurance Group Ltd. (a) (c)	7.50%	11/24/43	762,451
2,250,000	QBE Insurance Group Ltd. (a)	6.75%	12/02/44	2,425,421
375,000	Reinsurance Group of America, Inc., 3 Mo. LIBOR + 2.67% (f)	5.28%	12/15/65	341,250
1,000,000	Sumitomo Life Insurance Co. (a) (c)	6.50%	09/20/73	1,095,465
				32,399,152
	Metals & Mining – 2.1%
300,000	BHP Billiton Finance USA Ltd. (a) (c)	6.25%	10/19/75	314,105
2,700,000	BHP Billiton Finance USA Ltd. (a) (c)	6.75%	10/19/75	3,042,130
				3,356,235
	Multi-Utilities – 3.2%
2,200,000	CenterPoint Energy, Inc., Series A (a)	6.13%	(b)	2,248,048
2,855,000	NiSource, Inc. (a)	5.65%	(b)	2,867,448
				5,115,496
	Oil, Gas & Consumable Fuels – 4.6%
400,000	DCP Midstream L.P., Series A (a)	7.38%	(b)	394,686
1,000,000	DCP Midstream Operating L.P. (a) (c)	5.85%	05/21/43	930,000
300,000	Enbridge, Inc. (a)	6.25%	03/01/78	304,390
3,706,000	Enbridge, Inc., Series 16-A (a)	6.00%	01/15/77	3,716,803
1,395,000	Energy Transfer Operating L.P., 3 Mo. LIBOR + 3.02% (f)	5.75%	11/01/66	1,161,337
100,000	Energy Transfer Operating L.P., Series B (a)	6.63%	(b)	95,172
850,000	Enterprise Products Operating LLC, 3 Mo. LIBOR + 2.78% (f)	5.40%	06/01/67	787,708
				7,390,096
	Transportation Infrastructure – 2.8%
4,400,000	AerCap Global Aviation Trust (a) (c)	6.50%	06/15/45	4,510,000
	Total Capital Preferred Securities			157,065,536
	(Cost $157,684,544)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES – 0.1%
	Insurance – 0.1%
200,000	AmTrust Financial Services, Inc.	6.13%	08/15/23	196,556
	(Cost $198,868)

Total Investments – 97.6%	157,262,092
(Cost $157,883,412) (h)
Net Other Assets and Liabilities – 2.4%	3,932,817
Net Assets – 100.0%	$161,194,909

(a)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at April 30, 2019. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(b)	Perpetual maturity.
(c)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by Stonebridge Advisors LLC, the Fund’s sub-advisor (the “Sub-Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2019, securities noted as such amounted to $49,833,843 or 30.9% of net assets.
See Notes to Financial Statements

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)
(d)	This security is a contingent convertible capital security which may be subject to conversion into common stock of the issuer under certain circumstances. At April 30, 2019, securities noted as such amounted to $55,656,145 or 34.5% of net assets. Of these securities, 0.0% originated in emerging markets, and 100.0% originated in foreign markets.
(e)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Sub-Advisor.
(f)	Floating or variable rate security.
(g)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers (see Note 2C - Restricted Securities in the Notes to Financial Statements).
(h)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,734,725 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $2,356,045. The net unrealized depreciation was $621,320.

LIBOR	London Interbank Offered Rate

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 4/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Capital Preferred Securities*	$ 157,065,536	$ —	$ 157,065,536	$ —
Corporate Bonds and Notes*	196,556	—	196,556	—
Total Investments	$ 157,262,092	$—	$ 157,262,092	$—

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Statement of Assets and Liabilities
April 30, 2019 (Unaudited)
ASSETS:
Investments, at value (Cost $157,883,412)	$ 157,262,092
Cash	900,873
Receivables:
Interest	1,997,623
Fund shares sold	1,918,747
Interest reclaims	57,496
Total Assets	162,136,831
LIABILITIES:
Payables:
Investment securities purchased	834,333
Investment advisory fees	107,589
Total Liabilities	941,922
NET ASSETS	$161,194,909
NET ASSETS consist of:
Paid-in capital	$ 162,503,828
Par value	84,000
Accumulated distributable earnings (loss)	(1,392,919)
NET ASSETS	$161,194,909
NET ASSET VALUE, per share	$19.19
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	8,400,002
See Notes to Financial Statements

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Statement of Operations
For the Six Months Ended April 30, 2019 (Unaudited)
INVESTMENT INCOME:
Interest	$ 3,875,724
Foreign withholding tax	(7,145)
Total investment income	3,868,579
EXPENSES:
Investment advisory fees	509,174
Total expenses	509,174
NET INVESTMENT INCOME (LOSS)	3,359,405
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments	(309,300)
Net change in unrealized appreciation (depreciation) on investments	4,499,237
NET REALIZED AND UNREALIZED GAIN (LOSS)	4,189,937
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 7,549,342

See Notes to Financial Statements

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Statements of Changes in Net Assets
	Six Months Ended 4/30/2019 (Unaudited)	Year Ended 10/31/2018
OPERATIONS:
Net investment income (loss)	$ 3,359,405	$ 3,793,724
Net realized gain (loss)	(309,300)	(350,585)
Net change in unrealized appreciation (depreciation)	4,499,237	(5,338,740)
Net increase (decrease) in net assets resulting from operations	7,549,342	(1,895,601)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(3,457,351)	(3,846,302)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	63,346,107	80,923,612
Cost of shares redeemed	—	(5,737,598)
Net increase (decrease) in net assets resulting from shareholder transactions	63,346,107	75,186,014
Total increase (decrease) in net assets	67,438,098	69,444,111
NET ASSETS:
Beginning of period	93,756,811	24,312,700
End of period	$161,194,909	$93,756,811
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	5,000,002	1,200,002
Shares sold	3,400,000	4,100,000
Shares redeemed	—	(300,000)
Shares outstanding, end of period	8,400,002	5,000,002
See Notes to Financial Statements

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Financial Highlights
For a share outstanding throughout each period
	Six Months Ended 4/30/2019 (Unaudited)	Year Ended October 31, 2018	Period Ended 10/31/2017 (a)
Net asset value, beginning of period	$ 18.75	$ 20.26	$ 20.00
Income from investment operations:
Net investment income (loss)	0.52	0.99	0.18
Net realized and unrealized gain (loss)	0.45	(1.47)	0.22
Total from investment operations	0.97	(0.48)	0.40
Distributions paid to shareholders from:
Net investment income	(0.53)	(1.03)	(0.14)
Net asset value, end of period	$19.19	$18.75	$20.26
Total return (b)	5.27%	(2.42)%	2.00%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 161,195	$ 93,757	$ 24,313
Ratio of total expenses to average net assets	0.85% (c)	0.85%	0.85% (c)
Ratio of net investment income (loss) to average net assets	5.61% (c)	5.36%	4.93% (c)
Portfolio turnover rate (d)	10%	25%	13%

(a)	Inception date is August 22, 2017, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Institutional Preferred Securities and Income ETF (FPEI)
April 30, 2019 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund III (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of fifteen funds that are offering shares. This report covers the First Trust Institutional Preferred Securities and Income ETF (the “Fund”), which trades under the ticker “FPEI” on the NYSE Arca, Inc. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified blocks consisting of 50,000 shares called a “Creation Unit.” Creation Units are issued and redeemed in-kind for securities in which the Fund invests and, in certain circumstances, for cash. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.
The Fund is an actively managed exchange-traded fund. The investment objective of the Fund is to seek total return and to provide current income. Under normal market conditions, the Fund invests at least 80% of its net assets (including investment borrowings) in institutional preferred securities and income-producing debt securities, including hybrid capital securities, contingent capital securities, U.S. and non-U.S. corporate bonds and convertible securities. There can be no assurance that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Bonds, notes, capital preferred securities, and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust’s Board of Trustees, which may use the following valuation inputs when available:
1)	benchmark yields;
2)	reported trades;
3)	broker/dealer quotes;
4)	issuer spreads;
5)	benchmark securities;
6)	bids and offers; and
7)	reference data including market research publications.
Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee

Notes to Financial Statements (Continued)
First Trust Institutional Preferred Securities and Income ETF (FPEI)
April 30, 2019 (Unaudited)
has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
1)	the credit conditions in the relevant market and changes thereto;
2)	the liquidity conditions in the relevant market and changes thereto;
3)	the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
4)	issuer-specific conditions (such as significant credit deterioration); and
5)	any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended (the “1933 Act”)) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the type of security;
2)	the size of the holding;
3)	the initial cost of the security;
4)	transactions in comparable securities;
5)	price quotes from dealers and/or third-party pricing services;
6)	relationships among various securities;
7)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
8)	an analysis of the issuer’s financial statements; and
9)	the existence of merger proposals or tender offers that might affect the value of the security.
If the securities in question are foreign securities, the following additional information may be considered:
1)	the value of similar foreign securities traded on other foreign markets;
2)	ADR trading of similar securities;
3)	closed-end fund or exchange-traded fund trading of similar securities;
4)	foreign currency exchange activity;
5)	the trading prices of financial products that are tied to baskets of foreign securities;
6)	factors relating to the event that precipitated the pricing problem;
7)	whether the event is likely to recur; and
8)	whether the effects of the event are isolated or whether they affect entire markets, countries or regions.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.

Notes to Financial Statements (Continued)
First Trust Institutional Preferred Securities and Income ETF (FPEI)
April 30, 2019 (Unaudited)
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of April 30, 2019, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.
C. Restricted Securities
The Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of April 30, 2019, the Fund held restricted securities as shown in the following table that Stonebridge Advisors LLC (“Stonebridge” or the “Sub-Advisor”) has deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation note (Note 2A) and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.
Security	Acquisition Date	Par Amount	Current Price	Carrying Cost	Value	% of Net Assets
Land O’Lakes Capital Trust I, 7.45%, 03/15/28	05/04/18	$1,000,000	$108.63	$1,124,718	$1,086,250	0.67%
D. Dividends and Distributions to Shareholders
Dividends from net investment income, if any, are declared and paid monthly by the Fund, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually.
Distributions from income and capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by the Fund during the fiscal year ended October 31, 2018, was as follows:
Distributions paid from:
Ordinary income	$3,846,302
Capital gains	—
Return of capital	—

Notes to Financial Statements (Continued)
First Trust Institutional Preferred Securities and Income ETF (FPEI)
April 30, 2019 (Unaudited)
As of October 31, 2018, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$85,487
Accumulated capital and other gain (loss)	(330,597)
Net unrealized appreciation (depreciation)	(5,239,800)
E. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2017 and 2018 remain open to federal and state audit. As of April 30, 2019, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2018, the Fund had non-expiring capital loss carryforwards for federal income tax purposes of $330,597.
In order to present paid-in capital and accumulated distributable earnings (loss) (which consists of accumulated net investment income (loss), accumulated net realized gain (loss) on investments and net unrealized appreciation (depreciation) on investments) on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatments of income and gains on various investment securities held by the Fund and in-kind transactions. The results of operations and net assets were not affected by these adjustments. For the fiscal year ended October 31, 2018, the adjustments for the Fund were as follows:
Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) on Investments	Paid-in Capital
$(28,461)	$30,516	$(2,055)
F. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (See Note 3).
G. New Accounting Pronouncements
On March 30, 2017, the FASB issued Accounting Standards Update (“ASU”) 2017-08 “Premium Amortization on Purchased Callable Debt Securities,” which amends the amortization period for certain purchased callable debt securities held at a premium by shortening such period to the earliest call date. The new guidance requires an entity to amortize the premium on a callable debt security within its scope to the earliest call date, unless the guidance for considering estimated prepayments is applied. If the call option is not exercised at the earliest call date, the yield is reset to the effective yield using the payment terms of the security. If the security has more than one call date and the premium was amortized to a call price greater than the next call price, any excess of the amortized cost basis over the amount repayable at the next call date will be amortized to that date. If there are no other call dates, any excess of the amortized cost basis over the par amount will be amortized to maturity. Discounts on purchased callable debt securities will continue to be amortized to the security’s maturity date. ASU 2017-08 is effective for public business entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Earlier adoption is permitted for all entities, including adoption in an interim period. If an entity early adopts the ASU in an interim period, any adjustments must be reflected as of the beginning of the fiscal year that includes that interim period. Management is still assessing the impact of the adoption of ASU 2017-08 on the financial statements but does not expect it to have a material impact.
On August 28, 2018, the FASB issued ASU 2018-13, “Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13

Notes to Financial Statements (Continued)
First Trust Institutional Preferred Securities and Income ETF (FPEI)
April 30, 2019 (Unaudited)
include new, eliminated, and modified disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted for any eliminated or modified disclosures upon issuance of this ASU. The Fund has early adopted ASU 2018-13 for these financial statements, which did not result in a material impact.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for supervising the selection and ongoing monitoring of the securities in the Fund’s portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Stonebridge, a majority-owned affiliate of First Trust, serves as the Fund’s sub-advisor and manages the Fund’s portfolio subject to First Trust’s supervision. Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust will supervise Stonebridge and its management of the investment of the Fund’s assets and will pay Stonebridge for its services as the Fund’s sub-advisor. First Trust is responsible for the Fund’s expenses, including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Fund has agreed to pay First Trust an annual unitary management fee equal to 0.85% of its average daily net assets. Stonebridge receives a sub-advisory fee equal to 0.425% of the average daily net assets of the Fund less Stonebridge’s share of the Fund’s expenses. The Sub-Advisor’s fee is paid by the Advisor out of the Advisor’s management fee. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250, which is covered under the annual unitary management fee.
First Trust Capital Partners, LLC (“FTCP”), an affiliate of First Trust, owns a 51% ownership interest in Stonebridge.
The Trust has multiple service agreements with Brown Brothers Harriman & Co. (“BBH”). Under the service agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BBH is responsible for custody of the Fund’s assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BBH is responsible for maintaining shareholder records for the Fund.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.
Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended April 30, 2019, the cost of purchases and proceeds from sales of investments, excluding short term investments and in-kind transactions, were $73,058,323 and $11,717,882, respectively.
For the six months ended April 30, 2019, the Fund had no in-kind transactions.
5. Creations, Redemptions and Transaction Fees
Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an “Authorized Participant”). In order to purchase Creation Units of the Fund, an Authorized Participant must deposit (i) a designated portfolio of securities and other instruments determined by First Trust (the “Deposit Securities”) and generally make or receive a cash payment referred to as the “Cash Component,” which is an amount equal to the difference between the NAV of the Fund shares (per Creation Unit Aggregation) and the market value of the Deposit Securities, and/or (ii) cash in lieu of all or a portion of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the Authorized Participant will deliver the

Notes to Financial Statements (Continued)
First Trust Institutional Preferred Securities and Income ETF (FPEI)
April 30, 2019 (Unaudited)
Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Authorized Participants purchasing Creation Units must pay to BBH, as transfer agent, a creation transaction fee (the “Creation Transaction Fee”) regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in the Fund’s portfolio and the countries in which the transactions are settled. The Creation Transaction Fee may increase or decrease as the Fund’s portfolio is adjusted to conform to changes in the composition of the securities included in the Fund’s portfolio and the countries in which the transactions are settled. The Creation Transaction Fee is currently $500. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When the Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.
Authorized Participants redeeming Creation Units must pay to BBH, as transfer agent, a redemption transaction fee (the “Redemption Transaction Fee”), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in the Fund’s portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee is currently $500 to $1,500. The Fund reserves the right to effect redemptions in cash. An Authorized Participant may request cash redemption in lieu of securities; however, the Fund may, in its discretion, reject any such request.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or to provide investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before February 28, 2020.
7. Indemnification
The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events to the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Additional Information
First Trust Institutional Preferred Securities and Income ETF (FPEI)
April 30, 2019 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to a Fund are identified below, but not all of the material risks relevant to each Fund are included in this report and not all of the risks below apply to each Fund. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund’s investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund’s corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is not concentrated.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.
Derivatives Risk. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund’s portfolio managers use derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.
Equity Securities Risk. To the extent a fund invests in equity securities, the value of the fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than

Additional Information (Continued)
First Trust Institutional Preferred Securities and Income ETF (FPEI)
April 30, 2019 (Unaudited)
net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF’s shares, or decisions by an ETF’s authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF’s shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.
Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund’s fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Index Constituent Risk. Certain funds may be a constituent of one or more indices. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could significantly increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund’s net asset value could be negatively impacted and the fund’s market price may be significantly below its net asset value during certain periods.
Index Provider Risk. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund’s costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.
Investment Companies Risk. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.
Management Risk. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund’s investment portfolio, the fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.
Market Risk. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations.
Non-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Passive Investment Risk. To the extent a Fund seeks to track an index, the Fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A Fund generally will not attempt to take defensive positions in declining markets.
NOT FDIC INSURED	NOT BANK GUARANTEED	MAY LOSE VALUE

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First Trust Exchange-Traded Fund III
INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
INVESTMENT SUB-ADVISOR
Stonebridge Advisors LLC
10 Westport Road, Suite C101
Wilton, CT 06897
ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)	Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),or this Item.

 Item 11. Controls and Procedures.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).
(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Exchange-Traded Fund III

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)

Date	July 2, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date	July 2, 2019

By (Signature and Title)*	/s/ Donald P. Swade
Donald P. Swade, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date	July 2, 2019

* Print the name and title of each signing officer under his or her signature.